Registration No. 33-31755
                                                                        811-5880
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                  ------------


                                    FORM N-4
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 14
                                       and
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT No. 15


                                  ------------

                         THE GUARDIAN SEPARATE ACCOUNT D
                           (Exact Name of Registrant)

                                  ------------

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
                               (Name of Depositor)
                   7 Hanover Square, New York, New York 10004
          (Complete address of depositor's principal executive offices)
        Depositor's Telephone Number, including Area Code: (212) 598-8359

                                  ------------

                          RICHARD T. POTTER, JR., ESQ.
                 The Guardian Insurance & Annuity Company, Inc.
                                7 Hanover Square
                            New York, New York 10004

                     (Name and address of agent for service)

                                    Copy to:

                              STEPHEN E. ROTH, ESQ.

                          Sutherland, Asbill & Brennan
                         1275 Pennsylvania Avenue, N.W.
                             Washington, D.C. 20004

                                  ------------

          It is proposed that this filing will become effective (check appropriate box):


               |_|  immediately upon filing pursuant to paragraph (b) of Rule
                    485
               |X|  on May 1, 2002 pursuant to paragraph (b) of Rule 485
               |_|  60 days after filing pursuant to paragraph (a)(1) of Rule
                    485
               |_|  on (date) pursuant to paragraph (a)(1) of Rule 485
               |_|  75 days after filing pursuant to paragraph (a)(2) of Rule
                    485
               |_|  on (date) pursuant to paragraph (a)(2) of Rule 485.


          If appropriate, check the following box:

               |_| this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                                  ------------


     The Registrant has registered an indefinite number of its securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The notice required by such rule for the Registrant's most fiscal year was filed on March 25, 2002.


================================================================================

                         THE GUARDIAN SEPARATE ACCOUNT D

                        Cross Reference Sheet to Items In
                       Registration Statement on Form N-4

Form N-4 Item No.                                       Location

Part A
Item  1.  Cover Page................................    Cover

Item  2.  Definitions...............................    Special Terms Used in
                                                          This Prospectus

Item  3.  Synopsis..................................    Summary: What is a
                                                          variable annuity
                                                          contract? Contract
                                                          Costs and Expenses;
                                                          Appendix A

Item  4.  Condensed Unit Information................    Performance Results;
                                                          Appendix A

Item  5.  General Description of Registrant,
            Depositor and Portfolio Companies ......    The Guardian Insurance
                                                          & Annuity Company,
                                                          Inc.; Variable
                                                          Investment Options;
                                                          Fixed-Rate Option;
                                                          Voting Rights

Item  6.  Deductions................................    Expenses; Contract Costs
                                                          and Expenses;
                                                          Distribution of the
                                                          Contract

Item  7.  General Description of Variable
            Annuity Contracts.......................    Summary: What is a
                                                          variable annuity
                                                          contract?

Item  8.  Annuity Period............................    The Annuity Period

Item  9.  Death Benefit.............................    Death Benefits; Enhanced
                                                          Death Benefits

Item 10.  Purchases and Contract Value..............    Buying a Contract; the
                                                          Accumulation Period

Item 11.  Redemptions...............................    Surrenders and Partial
                                                          Withdrawals

Item 12.  Taxes.....................................    Federal Tax Matters

Item 13.  Legal Proceedings.........................    Legal Proceedings

Item 14.  Table of Contents of the Statement of
            Additional Information..................    Where to get more
                                                          Information

Part B
Item 15.  Cover Page................................    Cover Page

Item 16.  Table of Contents.........................    Table of Contents

Item 17.  General Information and History...........    Not Applicable

Item 18.  Services..................................    Services to the Separate
                                                          Account

Item 19.  Purchase of Securities Being Offered......    Valuation of Assets of
                                                          the Separate Account;
                                                          Transferability
                                                          Restrictions

Item 20.  Underwriters..............................    Services to the Separate
                                                          Account

Item 21.  Calculation of Performance Data...........    Performance Data

Item 22.  Annuity Payments..........................    Annuity Payments

Item 23.  Financial Statements......................    Financial Statements

Part C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

May 1, 2002


THE GUARDIAN INVESTOR(R)
INDIVIDUAL VARIABLE ANNUITY
CONTRACT PROSPECTUS

This prospectus describes two types of Individual Deferred Variable Annuity Contracts, the Single Premium Payment Contract and the Flexible Premium Payment Contract. It contains important information that you should know before investing in the contracts. Please read this prospectus carefully, along with the accompanying fund prospectuses, and keep them for future reference.

--------------------------------------------------------------------------------

The contracts are issued by The Guardian Insurance & Annuity Company, Inc.
(GIAC) through its Separate Account D (the Separate Account). They are designed to provide tax deferred annuity benefits under retirement programs. It will also pay a death benefit if the owner or annuitant dies before annuity payments begin.

The Single Premium Payment Contract requires a minimum investment of $5,000, while the Flexible Premium Payment Contract requires a minimum initial premium payment of $500 ($1,000 in New York State). Your premiums may be invested in up to twenty variable investment options or nineteen variable investment options and a fixed-rate option. Special limits apply to transfers out of the fixed-rate option. The variable investment options invest in the mutual funds listed below. Some of these funds may not be available in your state. The prospectuses for these Funds accompany this prospectus.

o The Guardian Variable Contract Funds, Inc.
  -- The Guardian Stock Fund
  -- The Guardian VC 500 Index Fund
  -- The Guardian VC Asset Allocation Fund
  -- The Guardian VC High Yield Bond Fund
o The Guardian Bond Fund, Inc.
o The Guardian Cash Fund, Inc.
o GIAC Funds, Inc.
  -- Baillie Gifford International Fund
  -- Baillie Gifford Emerging Markets Fund
  -- The Guardian Small Cap Stock Fund
o Value Line Strategic Asset Management Trust
o Value Line Centurion Fund
o Gabelli Capital Series Funds, Inc.
  -- Gabelli Capital Asset Fund

o Alliance Variable Products Series Fund
  -- Alliance Growth & Income Portfolio (Class B)
  -- Alliance Premier Growth Portfolio (Class B)
  -- Alliance Technology Portfolio (Class B)
  -- AllianceBernstein Value Portfolio (Class B)

o MFS(R) Variable Insurance Trust (Initial Class)

  -- MFS Investors Trust Series

  -- MFS Emerging Growth Series
  -- MFS New Discovery Series
  -- MFS Research Series
  -- MFS Total Return Series

o AIM Variable Insurance Funds (Series I Shares)

  -- AIM V.I. Capital Appreciation Fund
  -- AIM V.I. Global Utilities Fund

  -- AIM V.I. Premier Equity Fund (formerly AIM V.I. Value Fund)

o Davis Variable Account Fund
  -- Davis Financial Portfolio
  -- Davis Real Estate Portfolio
  -- Davis Value Portfolio
o Fidelity Variable Insurance Products
  Fund (Service Class)

  -- Fidelity VIP Growth Opportunities Portfolio
  -- Fidelity VIP Equity-Income Portfolio
  -- Fidelity VIP Contrafund Portfolio
  -- Fidelity VIP Mid Cap Portfolio
o Franklin Templeton Variable Insurance Products Trust
  -- Templeton Growth Securities Fund (Class 2)

o Janus Aspen Series (Institutional Shares)
  -- Janus Aspen Aggressive Growth Portfolio
  -- Janus Aspen Capital Appreciation Portfolio
  -- Janus Aspen Growth Portfolio
  -- Janus Aspen Worldwide Growth Portfolio

o Van Kampen Life Investment Trust (Class II Shares)
  -- Van Kampen Life Investment Trust Growth and Income Portfolio
  -- Van Kampen Life Investment Trust Government Portfolio





A Statement of Additional Information about the contracts and the Separate Account is available free of charge by writing to GIAC at its Customer Service Office, P.O. Box 26210, Lehigh Valley, Pennsylvania 18002, or by calling 1-800-221-3253. Its contents are noted on page 42 of this prospectus.

The Statement of Additional Information, which is also dated May 1, 2002, is incorporated by reference into this prospectus.


--------------------------------------------------------------------------------

The Securities and Exchange Commission has a web site (http://www.sec.gov) which you may visit to view this Prospectus, Statement of Additional Information and other information.

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus.

The contracts are not a deposit or obligation of, or guaranteed or endorsed by, any bank or depository institution, and the contracts are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency, and involve investment risk, including possible loss of the principal amount invested.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      CONTENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
This variable annuity contract may not be available in all states or jurisdictions. This prospectus does not constitute an offering in any state or jurisdiction in which such an offering may not lawfully be made. GIAC does not authorize any information or representations regarding the offering described in this prospectus or any supplement thereto or in any supplemental sales material authorized by GIAC. This prospectus is not valid without the prospectuses for the Funds.
--------------------------------------------------------------------------------

Annuity Contract Prospectus
Summary ...................................................................    1
-- What is a variable annuity contract and how does it work? ..............    1
-- The accumulation period ................................................    1
-- The annuity period .....................................................    1
-- Other contract features ................................................    1
-- Expenses ...............................................................    2
-- Deciding to purchase a contract ........................................    2
-- Expense Table ..........................................................    3

The Guardian Insurance & Annuity Company, Inc. ............................   10
Buying a contract .........................................................   10
-- The application form ...................................................   10
-- Payments ...............................................................   11
The accumulation period ...................................................   11
-- How we allocate your premium payments ..................................   11
-- The Separate Account ...................................................   12
-- Variable investment options ............................................   13
-- Fixed-rate option ......................................................   18
-- Transfers ..............................................................   19
-- Surrenders and partial withdrawals .....................................   20
-- Managing your annuity - Dollar cost averaging ..........................   21
The annuity period ........................................................   22
-- When annuity payments begin ............................................   22
-- How your annuity payments are calculated ...............................   22
-- Variable annuity payout options ........................................   23
-- Fixed-rate annuity payout options ......................................   24
Other contract features ...................................................   25
-- Death benefits .........................................................   25
-- Enhanced death benefits ................................................   27
Financial information .....................................................   28
-- How we calculate unit values ...........................................   28
-- Contract costs and expenses ............................................   29
-- Federal tax matters ....................................................   31
-- Performance results ....................................................   37
Your rights and responsibilities ..........................................   38
-- Voting rights ..........................................................   38
-- Telephone and electronic services ......................................   39
-- Your right to cancel the contract ......................................   40
-- Distribution of the contracts ..........................................   40
Special terms used in this prospectus .....................................   41
Other information .........................................................   42
-- Legal proceedings ......................................................   42
-- Where to get more information ..........................................   42
Appendix A - Summary Financial Information ................................   43

--------------------------------------------------------------------------------
      SUMMARY
--------------------------------------------------------------------------------
      WHAT IS A VARIABLE ANNUITY CONTRACT AND HOW DOES IT WORK?
--------------------------------------------------------------------------------


A VARIABLE ANNUITY CONTRACT allows you to accumulate tax-deferred savings which are invested in options that you choose. This is the accumulation period of the contract. On an agreed date, you or someone else you have named will start receiving regular payments from the amount you have saved and any investment earnings. This is the annuity period. The amount of the annuity payments will depend on earnings during the accumulation period, and afterward if you select a variable annuity option. That's why this product is called a variable annuity.


The accumulation period

During the accumulation period, these contracts allow you to allocate your net premium payments and accumulation value to as many as twenty variable investment options, or nineteen variable investment options and a fixed-rate option.

When you allocate your premiums to the variable investment options, you bear the risk of any investment losses. No assurance can be given that the value of the contracts during the accumulation period, or the total amount of annuity payments made under the contracts, will equal or exceed the net premium payments allocated to the variable investment options. When you allocate your net premium payments to the fixed-rate option, the contracts guarantee that they will earn a minimum rate of interest and the investment risk is borne by GIAC.


GIAC has established a Separate Account to hold the variable investments in its annuity contracts. The Separate Account has 38 investment divisions, corresponding to 38 variable investment options, each of which invests in a mutual fund. Your net premiums are used to buy accumulation units in the investment divisions you have chosen, or are allocated to the fixed-rate option.


The total value of your contract's investment in the investment divisions and in the fixed-rate option is known as the accumulation value. It's determined by multiplying the number of variable accumulation units credited to your account in each investment division by the current value of the division's units, and adding your value in the fixed-rate option.

The value of units in a variable investment division reflects the investment experience within the division. The value of units in the fixed-rate option reflects interest accrued at a rate not less than the guaranteed minimum specified in the contract. For a complete explanation, please see Financial information: How we calculate unit values.

The annuity period


Annuity payments under these contracts must begin no later than the annuitant's 85th birthday. Distributions under the contract are taxable, and if you take money out of the contract before age 591/2, you may also incur a 10% federal tax penalty on your earnings.


You may select one or a combination of three annuity payout options under the contract:

o     Life annuity without a guaranteed period

o     Life annuity with a 10-year guaranteed period

o     Joint and survivor annuity.

These payout options are available on either a variable or fixed-rate basis. They're described in more detail in the section titled The annuity period.

Other contract features

Transfers among investment options

You can make transfers among the variable investment options at any time. Transfers to and from the fixed-rate option are only permitted during the accumulation period. Certain restrictions apply to transfers out of the fixed-rate option. Transfers must also comply with the rules of any retirement plan that apply. Please see The accumulation period: Transfers.

Death benefits

If you, or another person named as the annuitant, should die before annuity payments begin, then we pay a death benefit to the beneficiary. The contracts also give you the option of purchasing a rider that may provide a greater death benefit. Please see Other contract features: Death benefits.

Surrenders and partial withdrawals

At any time during the accumulation period, you may withdraw some or all of the amount you have saved in the contract. Taking out all you have saved is known as a surrender; taking out part of your savings is a partial withdrawal. These options are not available once annuity payments begin. Please see The accumulation period: Surrenders and partial withdrawals.


                                                                   -------------
                                                                   PROSPECTUS  1
                                                                   -------------

Expenses

The following are expenses that you will incur as a contract owner:

o Operating expenses for mutual funds comprising the variable investment options


      Management fees, 12b-1 fees, and other expenses associated with the Funds ranged from .28% to 1.48% in 2001. Actual charges will depend on the variable investment options you select.


o     Mortality and expense risk charges

      1.15% annually of the net asset value of your variable investment options.

o     Administrative expenses

      $35 annually will be deducted from the accumulation value of your contract.

The following are expenses that you may incur as a contract owner:

o     Contingent deferred sales charges

      A charge of 1% to 6% against any amount that you withdraw that has been in your contract for less than eight years. The actual amount will depend on the number of years the amount has been invested.

o     Enhanced death benefit expense

      If you choose this benefit, the annual expense is up to 0.30% of the net asset value of your variable investment options, depending on the rider chosen.

o     Annuity taxes

      A tax on premiums or annuity payments, applicable in some states and municipalities only, that currently range up to 3.5% of premiums paid to the contract.

Deciding to purchase a contract

You should consider purchasing a variable annuity contract if your objective is to invest over a long period of time and to accumulate assets on a tax-deferred basis, generally for retirement. A tax-deferred accrual feature is provided by any tax-qualified arrangement. Therefore, you should have reasons other than tax-deferral for purchasing the contract to fund a tax-qualified arrangement. You have the right to examine the contract and return it for cancellation within 10 days of receiving it. This is known as the free-look period. The period may be longer than 10 days in some states. Because the laws and regulations that govern the contract vary among the jurisdictions where the contract is sold, some of the contract's terms will vary depending on where you live.

We sell other variable annuity contracts with other features and charges. Please contact us if you would like more information.

For information about the compensation we pay for sales of the contract, see Distribution of the contract.

Please see Appendix A: Summary financial information about the Separate Account for more information about Separate Account D and accumulation unit values.

Please see Special terms used in this prospectus for definitions of key terms.


-------------
2  PROSPECTUS
-------------

The following expense table will assist you in understanding the various costs and expenses of the Separate Account and its underlying Funds. The accompanying Fund prospectuses provide a more complete description of the various costs and expenses.

--------------------------------------------------------------------------------
                                  EXPENSE TABLE
--------------------------------------------------------------------------------

  CONTRACT OWNER TRANSACTION EXPENSES
    Sales Charge Imposed on Purchases: ...................................  None

  Transfer Fee: Currently, none (may charge $25 for each transfer)
    Contingent Deferred Sales Charge:

  (1) Single Premium Payment Contracts:(1)

  In connection with Single Premium Payment Contracts, the following charges will be assessed upon amounts withdrawn during the first seven Contract years measured from the date of issue.

           Number of Contract Years                                   Contingent
            Completed from Date of                                Deferred Sales
              the Premium Payment                           Charge Percentage(1)
            ----------------------                          --------------------
                      1 ................................                      6%
                      2 ................................                      6%
                      3 ................................                      5%
                      4 ................................                      4%
                      5 ................................                      3%
                      6 ................................                      2%
                      7 ................................                      1%
                      8+ ...............................                      0%

--------------------------------------------------------------------------------
  (2) Flexible Premium Payment Contracts:(2)

  In connection with Flexible Premium Payment Contracts, this charge will be the lesser of:

  o 6% of the total payments made during the 84 months immediately preceding the date of withdrawal, or
  o 6% of the total amount being withdrawn.

  Annual Contract Administration Fee:
  Single Premium Payment Contract ......................                    $35
  Flexible Premium Payment Contract ....................                    $35

  Separate Account Level Annual Expenses:

                                                                    For Contract    For Contract
                                                    For Contract            With   With Contract
                                                         Without          7 Year     Anniversary
                                                        Enhanced        Enhanced        Enhanced
                                                   Death Benefit   Death Benefit   Death Benefit
                                                  --------------  --------------  --------------
(as a percentage of daily net asset value)
Mortality and Expense Risk Charge .............            1.15%           1.15%           1.15%
Account Fees and Expenses .....................               0%              0%              0%
Enhanced Death Benefit Charge .................               0%            .30%            .25%
                                                         -------         -------         -------
Total Separate Account Annual Expenses ........            1.15%           1.45%           1.40%

--------------------------------------------------------------------------------

(1) After the first contract year, you may withdraw in each contract year, without a deferred sales charge, the greater of: (i) 10% of the accumulation value on the date of the first withdrawal in the current contract year, or (ii) 10% of the amount of the single premium payment. For contracts issued in Section 1035 exchanges or in certain IRA transfers or rollovers, this privilege may also be exercised in the first contract year. The amount used to calculate this charge will not exceed the single premium payment, and the charge will not exceed 6% of the amount being withdrawn, as outlined in the table above.

(2) After the first contract year, you may withdraw in each contract year, without a deferred sales charge, the greater of: (i) 10% of the accumulation value on the date of the first withdrawal in the current contract year, or (ii) 10% of the total premiums paid under the contract in the 84 months immediately preceding the date of your withdrawal. For contracts issued in Section 1035 exchanges or in certain IRA transfers or rollovers, this privilege may also be exercised in the first contract year. This charge will not exceed 6% of the total premiums paid in the 84 months preceding the date of your withdrawal.


                                                                   -------------
                                                                   PROSPECTUS  3
                                                                   -------------

--------------------------------------------------------------------------------
                           EXPENSE TABLE (Continued)
--------------------------------------------------------------------------------

ANNUAL EXPENSES OF THE FUNDS:(1)

(as a percentage of average net assets and after any applicable waivers and expense reimbursements)

                                                                  Distribution                    Total Fund
                                                     Management        (12b-1)         Other       Operating
                                                           Fees           Fees      Expenses        Expenses
------------------------------------------------------------------------------------------------------------
The Guardian Cash Fund                                     .50%             --          .05%            .55%
------------------------------------------------------------------------------------------------------------
The Guardian Bond Fund(2)                                  .50%             --          .07%            .57%
------------------------------------------------------------------------------------------------------------
The Guardian Stock Fund                                    .50%             --          .03%            .53%
------------------------------------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund                          .75%             --          .09%            .84%
------------------------------------------------------------------------------------------------------------
The Guardian VC 500 Index Fund(3)                          .25%             --          .03%            .28%
------------------------------------------------------------------------------------------------------------
The Guardian VC Asset Allocation Fund(4)                   .50%             --          .06%            .56%
------------------------------------------------------------------------------------------------------------
The Guardian VC High Yield Bond Fund                       .60%             --          .30%            .90%
------------------------------------------------------------------------------------------------------------
Baillie Gifford International Fund                         .80%             --          .19%            .99%
------------------------------------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund                     1.00%             --          .48%           1.48%
------------------------------------------------------------------------------------------------------------
Value Line Centurion Fund5                                 .50%             --          .09%            .59%
------------------------------------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust(5)             .50%             --          .06%            .56%
------------------------------------------------------------------------------------------------------------
Gabelli Capital Asset Fund                                1.00%             --          .09%           1.09%
------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund (Series I)              .61%             --          .24%            .85%
------------------------------------------------------------------------------------------------------------
AIM V.I. Global Utilities Fund (Series I)                  .65%             --          .42%           1.07%
------------------------------------------------------------------------------------------------------------

AIM V.I. Premier Equity Fund (Series I)
(formerly AIM V.I. Value Fund)                             .60%             --          .25%            .85%

------------------------------------------------------------------------------------------------------------
AllianceBernstein Value Portfolio (Class B)(6)               --           .25%          .95%           1.20%
------------------------------------------------------------------------------------------------------------
Alliance Growth & Income Portfolio (Class B)               .63%           .25%          .04%            .92%
------------------------------------------------------------------------------------------------------------
Alliance Premier Growth Portfolio (Class B)               1.00%           .25%          .04%           1.29%
------------------------------------------------------------------------------------------------------------
Alliance Technology Portfolio (Class B)                   1.00%           .25%          .08%           1.33%
------------------------------------------------------------------------------------------------------------
Davis Financial Portfolio(7)                               .75%             --          .25%           1.00%
------------------------------------------------------------------------------------------------------------
Davis Real Estate Portfolio(7)                             .75%             --          .25%           1.00%
------------------------------------------------------------------------------------------------------------
Davis Value Portfolio                                      .75%             --          .12%            .87%
------------------------------------------------------------------------------------------------------------

(1) These percentages reflect the actual fees and expenses incurred by each Fund during the year ended December 31, 2001, unless otherwise noted.

(2) Expenses reflected include interest expense. If interest expense were not included, total expenses would be 0.56%.

(3) Expenses are based upon expenses for the fiscal year ended December 31, 2001, restated to reflect a voluntary assumption of a portion of the ordinary operating expenses by the Fund's adviser. Expenses for the year ended December 31, 2001 were 0.28% after applicable waivers and expense reimbursements, and 0.33% before applicable waivers and expense reimbursements.

(4) Expenses include expenses of the underlying funds in which The Guardian VC Asset Allocation Fund invests its assets. If expenses did not include the expenses of the underlying funds, the Fund's total expenses would be 0.39%.

(5) The operational expenses for Value Line Strategic Asset Management Trust and Value Line Centurion Fund reflect expense reimbursements paid by those funds to us for certain administrative and shareholder servicing expenses that we incur on their behalf. For the year ended December 31, 2001, Value Line Strategic Asset Management Trust incurred expenses of $608,464 and Value Line Centurion Fund incurred expenses of $420,084 in connection with such services.


(6) Expenses shown are for the period from the inception of the Portfolio (May 1, 2001) through December 31, 2001 and are annualized. During this period, the Adviser agreed to waive its fee and to reimburse additional operating expenses to the extent necessary to limit total operating expenses to 1.20%. Without such waivers and reimbursements, total operating expenses were 2.47%. For the period ending May 1, 2002 through April 30, 2003, the Adviser has agreed to reimburse operating expenses to the extent necessary to limit total operating expenses to 1.45%.

(7) Without reimbursement, total fund operating expenses for Davis Financial Portfolio and Davis Real Estate Portfolio would have been 1.04% and 1.39%, respectively.
--------------------------------------------------------------------------------



-------------
4  PROSPECTUS
-------------

--------------------------------------------------------------------------------
                           EXPENSE TABLE (Continued)
--------------------------------------------------------------------------------

                                                                  Distribution                    Total Fund
                                                     Management        (12b-1)         Other       Operating
                                                           Fees           Fees      Expenses        Expenses
------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio
(Service Class)(8)                                         .58%           .10%          .10%            .78%
------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio
(Service Class) (8)                                        .48%           .10%          .10%            .68%
------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities
Portfolio (Service Class) (8)                              .58%           .10%          .11%            .79%
------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio (Service Class) (8)         .58%           .10%          .11%            .79%
------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio
(Institutional Shares)                                     .65%             --          .02%            .67%
------------------------------------------------------------------------------------------------------------
Janus Aspen Capital Appreciation Portfolio
(Institutional Shares)                                     .65%             --          .01%            .66%
------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio
(Institutional Shares)                                     .65%             --          .01%            .66%
------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio
(Institutional Shares)                                     .65%             --          .04%            .69%
------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series (Initial Class)(9)              .75%             --          .12%            .87%
------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series (Initial Class) (9)             .75%             --          .15%            .90%
------------------------------------------------------------------------------------------------------------
MFS New Discovery Series (Initial Class) (9)               .90%             --          .16%           1.06%
------------------------------------------------------------------------------------------------------------
MFS Research Series (Initial Class) (9)                    .75%             --          .15%            .90%
------------------------------------------------------------------------------------------------------------
MFS Total Return Series (Initial Class) (9)                .75%             --          .14%            .89%
------------------------------------------------------------------------------------------------------------

Templeton Growth Securities Fund (Class 2)(10)             .80%           .25%          .05%           1.10%

------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust-Growth and
Income Portfolio (Class II Shares)                         .60%           .25%          .15%           1.00%
------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust-Government
Portfolio (Class II Shares)(11)                            .39%           .25%          .21%            .85%
------------------------------------------------------------------------------------------------------------

(8) The actual expenses shown for Fidelity VIP Contrafund Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Opportunities Portfolio and Fidelity VIP Mid Cap Portfolio were lower because a portion of the brokerage commission that the Funds paid was used to reduce expenses. In addition, through arrangements with the Funds' custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' custodian expenses. These offsets may be discontinued at any time. With these reductions, actual total expenses were .74%, .67%, .77% and .72%, respectively.


(9) Each MFS series has an expense offset arrangement which reduces the Series' custodian fee based upon the amount of cash maintained by the Series with its custodian and dividend disbursing agent. Each Series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the Series' expenses. "Other expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the Series. Had these fee reductions been taken into account, "Total fund operating expenses" would have been 0.86% for Emerging Growth Series, 0.89% for Investors Trust Series, 1.05% for New Discovery Series, 0.89% for Research Series, and 0.88% for Total Return Series. MFS has contractually agreed, subject to reimbursement, to bear expenses for the New Discovery Series such that "other expenses" (after taking into account the expense offset arrangement described above) does not exceed 0.15% of the average daily net assets of the Series during the fiscal year ending December 31, 2002. This contractual fee arrangement will continue until at least May 1, 2003, unless changed with the consent of the board of trustees which oversees the Series.

(10) The Fund administration fee is paid indirectly through the management fee. The Fund's class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus.

(11) Expenses shown reflect the Adviser's voluntary assumption of certain expenses. Without such voluntary assumption, total operating expenses were 0.96%.

--------------------------------------------------------------------------------


                                                                   -------------
                                                                   PROSPECTUS  5
                                                                   -------------

             Comparison of Contract Expenses Among Underlying Funds
       For Single Premium (SP) and Flexible Premium (FP) Payment Contracts

                                 Basic Contract

--------------------------------------------------------------------------------------------------------------------
                                      If you surrender your contract at          If you do not surrender or you
                                      the end of the applicable time             annuitize at the end of the
                                      period:                                    applicable time period:

                                            You would pay the following                You would pay the following
                                      expenses on a $1,000 investment,           expenses on a $1,000 investment,
                                      assuming a 5% annual return on             assuming a 5% annual return on
                                      assets:                                    assets:
                                      ------------------------------------------------------------------------------
                                           Single Premium and Flexible               Single Premium and Flexible
                                                Premium Contracts                         Premium Contracts
                                      ------------------------------------------------------------------------------
                                       1 Yr.    3 Yrs.     5 Yrs.   10 Yrs.       1 Yr.   3 Yrs.   5 Yrs.    10 Yrs.
--------------------------------------------------------------------------------------------------------------------
THE GUARDIAN CASH FUND                $79 SP    $108 SP   $130 SP   $216 SP      $19 SP   $58 SP   $100 SP   $216 SP
                                      $79 FP    $118 FP   $160 FP   $216 FP      $19 FP   $58 FP   $100 FP   $216 FP
--------------------------------------------------------------------------------------------------------------------
THE GUARDIAN BOND FUND                $79 SP    $109 SP   $131 SP   $218 SP      $19 SP   $59 SP   $101 SP   $218 SP
                                      $79 FP    $119 FP   $161 FP   $218 FP      $19 FP   $59 FP   $101 FP   $218 FP
--------------------------------------------------------------------------------------------------------------------
THE GUARDIAN STOCK FUND               $79 SP    $107 SP   $129 SP   $214 SP      $19 SP   $57 SP   $99 SP    $214 SP
                                      $79 FP    $117 FP   $159 FP   $214 FP      $19 FP   $57 FP   $99 FP    $214 FP
--------------------------------------------------------------------------------------------------------------------
THE GUARDIAN SMALL CAP STOCK          $82 SP    $117 SP   $145 SP   $248 SP      $22 SP   $67 SP   $115 SP   $248 SP
  FUND                                $82 FP    $127 FP   $175 FP   $248 FP      $22 FP   $67 FP   $115 FP   $248 FP
--------------------------------------------------------------------------------------------------------------------
THE GUARDIAN VC 500 INDEX FUND        $76 SP     $99 SP   $115 SP   $186 SP      $16 SP   $49 SP   $85 SP    $186 SP
                                      $76 FP    $109 FP   $115 FP   $186 FP      $16 FP   $49 FP   $85 FP    $186 FP
--------------------------------------------------------------------------------------------------------------------
THE GUARDIAN VC ASSET                 $79 SP    $108 SP   $130 SP   $217 SP      $19 SP   $58 SP   $100 SP   $217 SP
  ALLOCATION FUND                     $79 FP    $118 FP   $130 FP   $217 FP      $19 FP   $58 FP   $100 FP   $217 FP
--------------------------------------------------------------------------------------------------------------------
THE GUARDIAN VC HIGH YIELD            $82 SP    $119 SP   $148 SP   $254 SP      $22 SP   $69 SP   $118 SP   $254 SP
  BOND FUND                           $82 FP    $129 FP   $178 FP   $254 FP      $22 FP   $69 FP   $118 FP   $254 FP
--------------------------------------------------------------------------------------------------------------------
BAILLIE GIFFORD INTERNATIONAL         $83 SP    $122 SP   $153 SP   $263 SP      $23 SP   $72 SP   $123 SP   $263 SP
  FUND                                $83 FP    $132 FP   $183 FP   $263 FP      $23 FP   $72 FP   $123 FP   $263 FP
--------------------------------------------------------------------------------------------------------------------
BAILLIE GIFFORD EMERGING              $88 SP    $137 SP   $179 SP   $314 SP      $28 SP   $87 SP   $149 SP   $314 SP
  MARKETS FUND                        $88 FP    $147 FP   $209 FP   $314 FP      $28 FP   $87 FP   $149 FP   $314 FP
--------------------------------------------------------------------------------------------------------------------
VALUE LINE CENTURION FUND             $79 SP    $109 SP   $132 SP   $220 SP      $19 SP   $59 SP   $102 SP   $220 SP
                                      $79 FP    $119 FP   $162 FP   $220 FP      $19 FP   $59 FP   $102 FP   $220 FP
--------------------------------------------------------------------------------------------------------------------
VALUE LINE STRATEGIC ASSET            $79 SP    $108 SP   $130 SP   $217 SP      $19 SP   $58 SP   $100 SP   $217 SP
  MANAGEMENT TRUST                    $79 FP    $118 FP   $160 FP   $217 FP      $19 FP   $58 FP   $100 FP   $217 FP
--------------------------------------------------------------------------------------------------------------------
GABELLI CAPITAL ASSET FUND            $84 SP    $125 SP   $158 SP   $274 SP      $24 SP   $75 SP   $128 SP   $274 SP
                                      $84 FP    $135 FP   $188 FP   $274 FP      $24 FP   $75 FP   $128 FP   $274 FP
--------------------------------------------------------------------------------------------------------------------

AIM V.I. CAPITAL APPRECIATION         $82 SP    $117 SP   $146 SP   $249 SP      $22 SP   $67 SP   $116 SP   $249 SP
  FUND (Series I Shares)              $82 FP    $127 FP   $176 FP   $249 FP      $22 FP   $67 FP   $116 FP   $249 FP
--------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL UTILITIES             $84 SP    $124 SP   $157 SP   $272 SP      $24 SP   $74 SP   $127 SP   $272 SP
  FUND (Series I Shares)              $84 FP    $144 FP   $187 FP   $272 FP      $24 FP   $84 FP   $127 FP   $272 FP
--------------------------------------------------------------------------------------------------------------------
AIM V.I. PREMIER EQUITY FUND
(Series I Shares)                     $82 SP    $117 SP   $146 SP   $249 SP      $22 SP   $67 SP   $116 SP   $249 SP
(formerly AIM V.I. Value Fund)        $82 FP    $127 FP   $176 FP   $249 FP      $22 FP   $67 FP   $116 FP   $249 FP
--------------------------------------------------------------------------------------------------------------------
ALLIANCE GROWTH & INCOME              $83 SP    $120 SP   $149 SP   $256 SP      $23 SP   $70 SP   $119 SP   $256 SP
  PORTFOLIO (Class B)                 $83 FP    $130 FP   $179 FP   $256 FP      $23 FP   $70 FP   $119 FP   $256 FP
--------------------------------------------------------------------------------------------------------------------
ALLIANCE PREMIER GROWTH               $86 SP    $131 SP   $169 SP   $295 SP      $26 SP   $81 SP   $139 SP   $295 SP
  PORTFOLIO (Class B)                 $86 FP    $141 FP   $199 FP   $295 FP      $26 FP   $81 FP   $139 FP   $295 FP
--------------------------------------------------------------------------------------------------------------------
ALLIANCE TECHNOLOGY PORTFOLIO         $87 SP    $133 SP   $171 SP   $299 SP      $27 SP   $83 SP   $141 SP   $299 SP
(Class B)                             $87 FP    $143 FP   $201 FP   $299 FP      $27 FP   $83 FP   $141 FP   $299 FP
--------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VALUE               $86 SP    $129 SP   $164 SP   $285SP       $26 SP   $79 SP   $134 SP   $285 SP
  PORTFOLIO (Class B)                 $86 FP    $139 FP   $194 FP   $285 FP      $26 FP   $79 FP   $134 FP   $285 FP
--------------------------------------------------------------------------------------------------------------------



-------------
6  PROSPECTUS
-------------

--------------------------------------------------------------------------------------------------------------------
                                      If you surrender your contract at          If you do not surrender or you
                                      the end of the applicable time             annuitize at the end of the
                                      period:                                    applicable time period:

                                            You would pay the following                You would pay the following
                                      expenses on a $1,000 investment,           expenses on a $1,000 investment,
                                      assuming a 5% annual return on             assuming a 5% annual return on
                                      assets:                                    assets:
                                      ------------------------------------------------------------------------------
                                           Single Premium and Flexible               Single Premium and Flexible
                                                Premium Contracts                         Premium Contracts
                                      ------------------------------------------------------------------------------
                                       1 Yr.    3 Yrs.     5 Yrs.   10 Yrs.       1 Yr.   3 Yrs.   5 Yrs.    10 Yrs.
--------------------------------------------------------------------------------------------------------------------
DAVIS FINANCIAL PORTFOLIO             $83 SP    $122 SP   $154 SP   $265 SP      $23 SP   $72 SP   $124 SP   $265 SP
                                      $83 FP    $132 FP   $184 FP   $265 FP      $23 FP   $72 FP   $124 FP   $265 FP
--------------------------------------------------------------------------------------------------------------------
DAVIS REAL ESTATE PORTFOLIO           $83 SP    $122 SP   $154 SP   $265 SP      $23 SP   $72 SP   $124 SP   $265 SP
                                      $83 FP    $132 FP   $184 FP   $265 FP      $23 FP   $72 FP   $124 FP   $265 FP
--------------------------------------------------------------------------------------------------------------------
DAVIS VALUE PORTFOLIO                 $82 SP    $118 SP   $147 SP   $251 SP      $22 SP   $68 SP   $117 SP   $251 SP
                                      $82 FP    $128 FP   $177 FP   $251 FP      $22 FP   $68 FP   $117 FP   $251 FP
--------------------------------------------------------------------------------------------------------------------

FIDELITY VIP CONTRAFUND               $81 SP    $115 SP   $142 SP   $241 SP      $21 SP   $65 SP   $112 SP   $241 SP
  PORTFOLIO (Service Class)           $81 FP    $125 FP   $172 FP   $241 FP      $21 FP   $65 FP   $112 FP   $241 FP

--------------------------------------------------------------------------------------------------------------------
FIDELITY VIP EQUITY-                  $80 SP    $112 SP   $137 SP   $230 SP      $20 SP   $62 SP   $107 SP   $230 SP
  INCOME PORTFOLIO (Service Class)    $80 FP    $122 FP   $167 FP   $230 FP      $20 FP   $62 FP   $107 FP   $230 FP
--------------------------------------------------------------------------------------------------------------------

FIDELITY VIP GROWTH OPPORTUNITIES     $81 SP    $116 SP   $142 SP   $242 SP      $21 SP   $66 SP   $112 SP   $242 SP
  PORTFOLIO (Service Class)           $81 FP    $126 FP   $172 FP   $242 FP      $21 FP   $66 FP   $112 FP   $242 FP
--------------------------------------------------------------------------------------------------------------------
FIDELITY VIP MID CAP                  $81 SP    $116 SP   $142 SP   $242 SP      $21 SP   $66 SP   $112 SP   $242 SP
  PORTFOLIO (Service Class)           $81 FP    $126 FP   $172 FP   $242 FP      $21 FP   $66 FP   $112 FP   $242 FP

--------------------------------------------------------------------------------------------------------------------
JANUS ASPEN AGGRESSIVE GROWTH         $80 SP    $112 SP   $136 SP   $229 SP      $20 SP   $62 SP   $106 SP   $229 SP
  PORTFOLIO (Institutional Shares)    $80 FP    $122 FP   $166 FP   $229 FP      $20 FP   $62 FP   $106 FP   $229 FP
--------------------------------------------------------------------------------------------------------------------
JANUS ASPEN CAPITAL APPRECIATION      $80 SP    $111 SP   $136 SP   $228 SP      $20 SP   $61 SP   $106 SP   $228 SP
  PORTFOLIO (Institutional Shares)    $80 FP    $121 FP   $166 FP   $228 FP      $20 FP   $61 FP   $106 FP   $228 FP
--------------------------------------------------------------------------------------------------------------------
JANUS ASPEN GROWTH                    $80 SP    $111 SP   $136 SP   $228 SP      $20 SP   $61 SP   $106 SP   $228 SP
  PORTFOLIO (Institutional Shares)    $80 FP    $121 FP   $166 FP   $228 FP      $20 FP   $61 FP   $106 FP   $228 FP
--------------------------------------------------------------------------------------------------------------------
JANUS ASPEN WORLDWIDE GROWTH          $80 SP    $112 SP   $137 SP   $231 SP      $20 SP   $62 SP   $107 SP   $231 SP
   PORTFOLIO (Institutional Shares)   $80 FP    $122 FP   $167 FP   $231 FP      $20 FP   $62 FP   $107 FP   $231 FP
--------------------------------------------------------------------------------------------------------------------
MFS EMERGING GROWTH                   $82 SP    $118 SP   $147 SP   $251 SP      $22 SP   $68 SP   $117 SP   $251 SP
  SERIES (Initial Class)              $82 FP    $128 FP   $177 FP   $251 FP      $22 FP   $68 FP   $117 FP   $251 FP
--------------------------------------------------------------------------------------------------------------------

MFS INVESTORS TRUST SERIES            $82 SP    $119 SP   $148 SP   $254 SP      $22 SP   $69 SP   $118 SP   $254 SP
  (Initial Class)                     $82 FP    $129 FP   $178 FP   $254 FP      $22 FP   $69 FP   $118 FP   $254 FP


--------------------------------------------------------------------------------------------------------------------
MFS NEW DISCOVERY                     $84 SP    $124 SP   $157 SP   $271 SP      $24 SP   $74 SP   $127 SP   $271 SP
  SERIES (Initial Class)              $84 FP    $134 FP   $187 FP   $271 FP      $24 FP   $74 FP   $127 FP   $271 FP
--------------------------------------------------------------------------------------------------------------------
 MFS RESEARCH                         $82 SP    $119 SP   $148 SP   $254 SP      $22 SP   $69 SP   $118 SP   $254 SP
  SERIES (Initial Class)              $82 FP    $129 FP   $178 FP   $254 FP      $22 FP   $69 FP   $118 FP   $254 FP
--------------------------------------------------------------------------------------------------------------------
MFS TOTAL RETURN                      $82 SP    $119 SP   $148 SP   $253 SP      $22 SP   $69 SP   $118 SP   $253 SP
  SERIES (Initial Class)              $82 FP    $129 FP   $178 FP   $253 FP      $22 FP   $69 FP   $118 FP   $253 FP
--------------------------------------------------------------------------------------------------------------------

TEMPLETON GROWTH SECURITIES           $84 SP    $125 SP   $159 SP   $275 SP      $24 SP   $75 SP   $129 SP   $275 SP
  FUND (Class 2)                      $84 FP    $135 FP   $189 FP   $275 FP      $24 FP   $75 FP   $129 FP   $275 FP
--------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
  GROWTH AND INCOME PORTFOLIO         $83 SP    $122 SP   $154 SP   $265 SP      $23 SP   $72 SP   $124 SP   $265 SP
  (Class II Shares)                   $83 FP    $132 FP   $184 FP   $265 FP      $23 FP   $72 FP   $124 FP   $265 FP
--------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
  GOVERNMENT PORTFOLIO                $82 SP    $117 SP   $146 SP   $249 SP      $22 SP   $67 SP   $116 SP   $249 SP
  (Class II Shares)                   $82 FP    $127 FP   $176 FP   $249 FP      $22 FP   $67 FP   $116 FP   $249 FP
--------------------------------------------------------------------------------------------------------------------



                                                                   -------------
                                                                   PROSPECTUS  7
                                                                   -------------

             Comparison of Contract Expenses Among Underlying Funds
       For Single Premium (SP) and Flexible Premium (FP) Payment Contracts

                   Contract with 7 Year Enhanced Death Benefit

----------------------------------------------------------------------------------------------------------------------
                                        If you surrender your contract at          If you do not surrender or you
                                        the end of the applicable time             annuitize at the end of the
                                        period:                                    applicable time period:

                                              You would pay the following                You would pay the following
                                        expenses on a $1,000 investment,           expenses on a $1,000 investment,
                                        assuming a 5% annual return on             assuming a 5% annual return on
                                        assets:                                    assets:
                                      --------------------------------------------------------------------------------
                                             Single Premium and Flexible               Single Premium and Flexible
                                                  Premium Contracts                         Premium Contracts
                                      --------------------------------------------------------------------------------
                                         1 Yr.    3 Yrs.     5 Yrs.   10 Yrs.       1 Yr.   3 Yrs.   5 Yrs.    10 Yrs.
----------------------------------------------------------------------------------------------------------------------
THE GUARDIAN CASH FUND                  $82 SP    $117 SP   $146 SP   $249 SP      $22 SP   $67 SP   $116 SP   $249 SP
                                        $82 FP    $127 FP   $176 FP   $249 FP      $22 FP   $67 FP   $116 FP   $249 FP
----------------------------------------------------------------------------------------------------------------------
THE GUARDIAN BOND FUND                  $82 SP    $118 SP   $147 SP   $251 SP      $22 SP   $68 SP   $117 SP   $251 SP
                                        $82 FP    $128 FP   $177 FP   $251 FP      $22 FP   $68 FP   $117 FP   $251 FP
----------------------------------------------------------------------------------------------------------------------
THE GUARDIAN STOCK FUND                 $82 SP    $117 SP   $145 SP   $246 SP      $22 SP   $67 SP   $115 SP   $246 SP
                                        $82 FP    $127 FP   $175 FP   $246 FP      $22 FP   $67 FP   $115 FP   $246 FP
----------------------------------------------------------------------------------------------------------------------
THE GUARDIAN SMALL CAP STOCK            $85 SP    $127 SP   $161 SP   $279 SP      $25 SP   $77 SP   $131 SP   $279 SP
  FUND                                  $85 FP    $137 FP   $191 FP   $279 FP      $25 FP   $77 FP   $131 FP   $279 FP
----------------------------------------------------------------------------------------------------------------------
THE GUARDIAN VC 500 INDEX FUND          $79 SP    $109 SP   $131 SP   $219 SP      $19 SP   $59 SP   $101 SP   $219 SP
                                        $79 FP    $119 FP   $131 FP   $219 FP      $19 FP   $59 FP   $101 FP   $219 FP
----------------------------------------------------------------------------------------------------------------------
THE GUARDIAN VC ASSET                   $82 SP    $118 SP   $146 SP   $250 SP      $22 SP   $68 SP   $116 SP   $250 SP
  ALLOCATION FUND                       $82 FP    $128 FP   $146 FP   $250 FP      $22 FP   $68 FP   $116 FP   $250 FP
----------------------------------------------------------------------------------------------------------------------
THE GUARDIAN VC HIGH YIELD              $86 SP    $129 SP   $164 SP   $285 SP      $26 SP   $79 SP   $134 SP   $285 SP
  BOND FUND                             $86 FP    $139 FP   $194 FP   $285 FP      $26 FP   $79 FP   $134 FP   $285 FP
----------------------------------------------------------------------------------------------------------------------
BAILLIE GIFFORD INTERNATIONAL           $86 SP    $131 SP   $169 SP   $295 SP      $26 SP   $81 SP   $139 SP   $295 SP
  FUND                                  $86 FP    $141 FP   $199 FP   $295 FP      $26 FP   $81 FP   $139 FP   $295 FP
----------------------------------------------------------------------------------------------------------------------
BAILLIE GIFFORD EMERGING                $92 SP    $147 SP   $194 SP   $344 SP      $32 SP   $97 SP   $164 SP   $344 SP
  MARKETS FUND                          $92 FP    $157 FP   $224 FP   $344 FP      $32 FP   $97 FP   $164 FP   $344 FP
----------------------------------------------------------------------------------------------------------------------
VALUE LINE CENTURION FUND               $82 SP    $119 SP   $148 SP   $253 SP      $22 SP   $69 SP   $118 SP   $253 SP
                                        $82 FP    $129 FP   $178 FP   $253 FP      $22 FP   $69 FP   $118 FP   $253 FP
----------------------------------------------------------------------------------------------------------------------
VALUE LINE STRATEGIC ASSET              $82 SP    $118 SP   $146 SP   $250 SP      $22 SP   $68 SP   $116 SP   $250 SP
  MANAGEMENT TRUST                      $82 FP    $128 FP   $176 FP   $250 FP      $22 FP   $68 FP   $116 FP   $250 FP
----------------------------------------------------------------------------------------------------------------------
GABELLI CAPITAL ASSET FUND              $88 SP    $134 SP   $174 SP   $305 SP      $28 SP   $84 SP   $144 SP   $305 SP
                                        $88 FP    $144 FP   $204 FP   $305 FP      $28 FP   $84 FP   $144 FP   $305 FP
----------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION           $85 SP    $127 SP   $162 SP   $280 SP      $25 SP   $77 SP   $132 SP   $280 SP
  FUND (Series I Shares)                $85 FP    $137 FP   $192 FP   $280 FP      $25 FP   $77 FP   $132 FP   $280 FP
----------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL UTILITIES               $87 SP    $134 SP   $173 SP   $303 SP      $27 SP   $84 SP   $143 SP   $303 SP
  FUND (Series I Shares)                $87 FP    $144 FP   $203 FP   $303 FP      $27 FP   $84 FP   $143 FP   $303 FP
----------------------------------------------------------------------------------------------------------------------
AIM V.I. PREMIER EQUITY FUND
  (Series I Shares)                     $85 SP    $127 SP   $162 SP   $280 SP      $25 SP   $77 SP   $132 SP   $280 SP
  (formerly AIM V.I. Value Fund)        $85 FP    $137 FP   $192 FP   $280 FP      $25 FP   $77 FP   $132 FP   $280 FP
----------------------------------------------------------------------------------------------------------------------

ALLIANCE GROWTH & INCOME                $86 SP    $129 SP   $165 SP   $288 SP      $26 SP   $79 SP   $135 SP   $288 SP
  PORTFOLIO (Class B)                   $86 FP    $139 FP   $195 FP   $288 FP      $26 FP   $79 FP   $135 FP   $288 FP

----------------------------------------------------------------------------------------------------------------------
ALLIANCE PREMIER GROWTH                 $90 SP    $141 SP   $184 SP   $325 SP      $30 SP   $91 SP   $154 SP   $325 SP
  PORTFOLIO (Class B)                   $90 FP    $151 FP   $214 FP   $325 FP      $30 FP   $91 FP   $154 FP   $325 FP
----------------------------------------------------------------------------------------------------------------------
ALLIANCE TECHNOLOGY PORTFOLIO           $90 SP    $142 SP   $186 SP   $329 SP      $30 SP   $92 SP   $156 SP   $329 SP
  (Class B)                             $90 FP    $152 FP   $216 FP   $329 FP      $30 FP   $92 FP   $156 FP   $329 FP
----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VALUE                 $89 SP    $138 SP   $180 SP   $316 SP      $29 SP   $88 SP   $150 SP   $316 SP
  PORTFOLIO (Class B)                   $89 FP    $148 FP   $210 FP   $316 FP      $29 FP   $88 FP   $150 FP   $316 FP
----------------------------------------------------------------------------------------------------------------------
DAVIS FINANCIAL PORTFOLIO               $87 SP    $132 SP   $169 SP   $296 SP      $27 SP   $82 SP   $139 SP   $296 SP
                                        $87 FP    $142 FP   $199 FP   $296 FP      $27 FP   $82 FP   $139 FP   $296 FP
----------------------------------------------------------------------------------------------------------------------
DAVIS REAL ESTATE PORTFOLIO             $87 SP    $132 SP   $169 SP   $296 SP      $27 SP   $82 SP   $139 SP   $296 SP
                                        $87 FP    $142 FP   $199 FP   $296 FP      $27 FP   $82 FP   $139 FP   $296 FP
----------------------------------------------------------------------------------------------------------------------
DAVIS VALUE PORTFOLIO                   $85 SP    $128 SP   $163 SP   $282 SP      $25 SP   $78 SP   $133 SP   $282 SP
                                        $85 FP    $138 FP   $193 FP   $282 FP      $25 FP   $78 FP   $133 FP   $282 FP
----------------------------------------------------------------------------------------------------------------------


-------------
8  PROSPECTUS
-------------

----------------------------------------------------------------------------------------------------------------------
                                        If you surrender your contract at          If you do not surrender or you
                                        the end of the applicable time             annuitize at the end of the
                                        period:                                    applicable time period:

                                              You would pay the following                You would pay the following
                                        expenses on a $1,000 investment,           expenses on a $1,000 investment,
                                        assuming a 5% annual return on             assuming a 5% annual return on
                                        assets:                                    assets:
                                      --------------------------------------------------------------------------------
                                             Single Premium and Flexible               Single Premium and Flexible
                                                  Premium Contracts                         Premium Contracts
                                      --------------------------------------------------------------------------------
                                         1 Yr.    3 Yrs.     5 Yrs.   10 Yrs.       1 Yr.   3 Yrs.   5 Yrs.    10 Yrs.
----------------------------------------------------------------------------------------------------------------------

FIDELITY VIP CONTRAFUND                 $84 SP    $125 SP   $158 SP   $273 SP      $24 SP   $75 SP   $128 SP   $273 SP
  PORTFOLIO (Service Class)             $84 FP    $135 FP   $188 FP   $273 FP      $24 FP   $75 FP   $128 FP   $273 FP

----------------------------------------------------------------------------------------------------------------------
FIDELITY VIP EQUITY-INCOME              $83 SP    $122 SP   $153 SP   $262 SP      $23 SP   $72 SP   $123 SP   $262 SP
  PORTFOLIO (Service Class)             $83 FP    $132 FP   $183 FP   $262 FP      $23 FP   $72 FP   $123 FP   $262 FP
----------------------------------------------------------------------------------------------------------------------

FIDELITY VIP GROWTH OPPORTUNITIES       $84 SP    $125 SP   $158 SP   $274 SP      $24 SP   $75 SP   $128 SP   $274 SP
  PORTFOLIO (Service Class)             $84 FP    $135 FP   $188 FP   $274 FP      $24 FP   $75 FP   $128 FP   $274 FP
----------------------------------------------------------------------------------------------------------------------
FIDELITY VIP MID CAP                    $84 SP    $125 SP   $158 SP   $274 SP      $24 SP   $75 SP   $128 SP   $274 SP
  PORTFOLIO (Service Class)             $84 FP    $135 FP   $188 FP   $274 FP      $24 FP   $75 FP   $128 FP   $274 FP

----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN AGGRESSIVE GROWTH           $83 SP    $121 SP   $152 SP   $261 SP      $23 SP   $71 SP   $122 SP   $261 SP
  PORTFOLIO (Institutional Shares)      $83 FP    $131 FP   $182 FP   $261 FP      $23 FP   $71 FP   $122 FP   $261 FP
----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN CAPITAL APPRECIATION        $83 SP    $121 SP   $152 SP   $260 SP      $23 SP   $71 SP   $122 SP   $260 SP
  PORTFOLIO (Institutional Shares)      $83 FP    $131 FP   $182 FP   $260 FP      $23 FP   $71 FP   $122 FP   $260 FP
----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN GROWTH                      $83 SP    $121 SP   $152 SP   $260 SP      $23 SP   $71 SP   $122 SP   $260 SP
  PORTFOLIO (Institutional Shares)      $83 FP    $131 FP   $182 FP   $260 FP      $23 FP   $71 FP   $122 FP   $260 FP
----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN WORLDWIDE GROWTH            $83 SP    $122 SP   $153 SP   $263 SP      $23 SP   $72 SP   $123 SP   $263 SP
  PORTFOLIO (Institutional Shares)      $83 FP    $132 FP   $183 FP   $263 FP      $23 FP   $72 FP   $123 FP   $263 FP
----------------------------------------------------------------------------------------------------------------------
MFS EMERGING GROWTH                     $85 SP    $128 SP   $163 SP   $282 SP      $25 SP   $78 SP   $133 SP   $282 SP
  SERIES (Initial Class)                $85 FP    $138 FP   $193 FP   $282 FP      $25 FP   $78 FP   $133 FP   $282 FP
----------------------------------------------------------------------------------------------------------------------

MFS INVESTORS TRUST SERIES              $86 SP    $129 SP   $164 SP   $285 SP      $26 SP   $79 SP   $134 SP   $285 SP
  (Initial Class)                       $86 FP    $139 FP   $194 FP   $285 FP      $26 FP   $79 FP   $134 FP   $285 FP

----------------------------------------------------------------------------------------------------------------------
MFS NEW DISCOVERY                       $87 SP    $134 SP   $172 SP   $302 SP      $27 SP   $84 SP   $142 SP   $302 SP
  SERIES (Initial Class)                $87 FP    $144 FP   $202 FP   $302 FP      $27 FP   $84 FP   $142 FP   $302 FP
----------------------------------------------------------------------------------------------------------------------
MFS RESEARCH                            $86 SP    $129 SP   $164 SP   $285 SP      $26 SP   $79 SP   $134 SP   $285 SP
  SERIES (Initial Class)                $86 FP    $139 FP   $194 FP   $285 FP      $26 FP   $79 FP   $134 FP   $285 FP
----------------------------------------------------------------------------------------------------------------------
MFS TOTAL RETURN                        $85 SP    $128 SP   $164 SP   $284 SP      $25 SP   $78 SP   $134 SP   $284 SP
  SERIES (Initial Class)                $85 FP    $138 FP   $194 FP   $284 FP      $25 FP   $78 FP   $134 FP   $284 FP
----------------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES FUND        $88 SP    $135 SP   $175 SP   $306 SP      $28 SP   $85 SP   $145 SP   $306 SP
  (Class 2)                             $88 FP    $145 FP   $205 FP   $306 FP      $28 FP   $85 FP   $145 FP   $306 FP
----------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
  GROWTH AND INCOME PORTFOLIO           $87 SP    $132 SP   $169 SP   $296 SP      $27 SP   $82 SP   $139 SP   $296 SP
  (Class II Shares)                     $87 FP    $142 FP   $199 FP   $296 FP      $27 FP   $82 FP   $139 FP   $296 FP
----------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
  GOVERNMENT PORTFOLIO                  $85 SP    $127 SP   $162 SP   $280 SP      $25 SP   $77 SP   $132 SP   $280 SP
  (Class II Shares)                     $85 FP    $137 FP   $192 FP   $280 FP      $25 FP   $77 FP   $132 FP   $280 FP
----------------------------------------------------------------------------------------------------------------------


The comparisons of Fund expenses assume that the expenses incurred during the periods shown will be the same as those reported in the Expense Table above and that any applicable waivers and expense reimbursements will continue through the periods noted in the examples. The comparison does not represent past or future expenses. Actual expenses may be higher or lower than those shown. The effect of the annual contract administration fee was calculated by: (1) dividing the total contract fees for the year ended December 31, 2001 by total average net assets for the year; (2) adding this percentage to annual expenses; and (3) calculating the dollar amounts. In addition, annuity currently imposed by certain states and municipalities on premium payments may reduce the amount of each premium payment available for allocation under the contract. See Deductions and charges.


Historical information about the accumulation unit values appears in Appendix A.


                                                                   -------------
                                                                   PROSPECTUS  9
                                                                   -------------

--------------------------------------------------------------------------------
      THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
--------------------------------------------------------------------------------


The Guardian Insurance & Annuity Company, Inc. (GIAC) is a stock life insurance company incorporated in the state of Delaware in 1970. GIAC, which issues the contracts offered with this prospectus, is licensed to conduct an insurance business in all 50 states of the United States and the District of Columbia. The company had total assets (GAAP basis) of over $9.8 billion as of December 31, 2001. Its financial statements appear in the Statement of Additional Information.


GIAC's executive office is located at 7 Hanover Square, New York, New York 10004. The mailing address of the GIAC Customer Service Office, which administers these contracts, is P.O. Box 26210, Lehigh Valley, Pennsylvania 18002.


GIAC is wholly owned by The Guardian Life Insurance Company of America (Guardian
Life), a mutual life insurance company organized in the state of New York in 1860. As of December 31, 2001, Guardian Life had total assets (GAAP basis) in excess of $34.2 billion. Guardian Life does not issue the contracts offered under this prospectus and does not guarantee the benefits they provide.


BUYING A CONTRACT

There are two types of contracts. With a Flexible Premium Payment Contract, you make regular payments throughout the accumulation period. With a Single Premium Payment Contract, you make a single payment when you buy the contract. Both types of contracts allow you to direct where your net premium payments are invested.

The application form

If you would like to buy a contract, you must complete and sign the application form. You or your agent then must send it, along with your initial premium payment, by regular U.S. mail to the following address:

      The Guardian Insurance & Annuity Company, Inc.
      Customer Service Office
      P.O. Box 26210
      Lehigh Valley, Pennsylvania 18002

If you wish to send your application and payment by certified, registered or express mail, please address it to:

      The Guardian Insurance & Annuity Company, Inc.
      Customer Service Office
      3900 Burgess Place
      Bethlehem, Pennsylvania 18017

Our decision to accept or reject your application is based on administrative rules such as whether you have completed the form completely and accurately. We have the right to reject any application or initial premium payment for any reason.

If we accept your application as received, we will credit your net premium payment to your new contract within two business days. If your application is not complete within five business days of our receiving it, we will return it to you along with your payment.


--------------
10  PROSPECTUS
--------------

If you are considering purchasing a contract with the proceeds of another annuity or life insurance contract, it may not be advantageous to replace the existing contract by purchasing this contract. A variable annuity is not a short-term investment.

Payments

We require a minimum initial premium payment of $5,000 for Single Premium Payment Contracts, and $500 for Flexible Premium Payment Contracts ($1,000 in New York State). Thereafter, the minimum additional flexible payment is $100. However, if you purchase a Flexible Premium Payment Contract through an employer payroll deduction plan, we will accept purchase payments below $100. The total amount paid in flexible premium payments in any contract year after the first may not exceed, without our written consent, the lesser of 10 times the total amount you paid in premium payments in the first contract year, or $100,000.

THE ACCUMULATION PERIOD

How we allocate your premium payments

After we receive your initial premium payment and issue a contract to you, we will normally credit subsequent net premium payments to your contract on the same day we receive them, provided we receive them prior to the close of our regular business day.

If we receive your payment on a non-business day, or after our close, we will normally credit it on the next business day. If required in your state or municipality, premium taxes are deducted from your payment before we credit it to your contract. We call the amount remaining after this deduction the net premium payment.

We use your net premium payments to purchase accumulation units in the variable investment options you have chosen or in the fixed-rate option, according to your instructions in the application or as later changed. The prices of accumulation units are set daily because they change along with the share values of the Funds you invest in. The amount you pay for each unit will be the next price calculated after we receive and accept your payment.

The value of accumulation units will vary as you earn interest in the fixed-rate option or as the value of investments rises and falls in the variable investment options.

You can change your investment option selections by notifying us in writing. We will apply your new instructions to subsequent net premium payments after we receive and accept them. Please remember that you cannot invest in more than twenty variable investment options, or nineteen variable investment options and the fixed-rate option at any given time.


AUTOMATED PURCHASE PAYMENTS

You may elect to participate in our automated payment program by authorizing your bank to deduct money from your checking account to make monthly purchase payments. We will debit your checking account on the 15th of each month or the next business day if the 15th is not a



                                                                   -------------
                                                                   PROSPECTUS 11
                                                                   -------------
business day. You tell us the amount of the monthly purchase payment and specify the effective date on our authorization form. You may request to participate, change the amount of your purchase payments, change bank accounts or terminate the program at any time prior to the first of the month for your requested transaction to be processed for that month. For IRAs, the maximum monthly purchase payment is 1/12th of your allowable annual contribution.

The Separate Account

GIAC has established a Separate Account, known as Separate Account D, to receive and invest your premium payments in the variable investment options. The Separate Account has 38 investment divisions, corresponding to the 38 Funds available to you. The performance of each division is based on the Fund in which it invests. Each investment division is divided into two subdivisions, one for tax qualified retirement plans and the other for non-tax qualified retirement plans.


The Separate Account was established by GIAC in August 1989. It is registered as a unit investment trust under the Investment Company Act of 1940 (the 1940 Act) and meets the definition of a separate account under federal securities laws. State insurance law provides that the assets of the Separate Account equal to its reserves and other liabilities are not chargeable with GIAC's obligations except those under annuity contracts issued through the Separate Account. Income, gains and losses of the Separate Account are kept separate from other income, gains or losses of the contract owner.

Each investment division is administered and accounted for as part of the general business of GIAC. Under Delaware law, the income and capital gains or capital losses of each investment division are credited to or charged against the assets held in that division according to the terms of each contract, without regard to other income, capital gains or capital losses of the other investment divisions or of GIAC. Contract obligations are GIAC's responsibility. According to Delaware insurance law, the assets of the Separate Account are not chargeable with liabilities arising out of any other business GIAC may conduct. Please see Financial Information: Federal tax matters.

We have the right to make changes to the Separate Account, to the investment divisions within it, and to the Fund shares they hold. We may make these changes for some or all contracts. These changes must be made in a manner that is consistent with laws and regulations. When necessary, we'll use this right to serve your best interests and to carry out the purposes of the contract. Possible changes to the Separate Account and the investment divisions include:

o     deregistering the Separate Account under the 1940 Act

o operating the Separate Account as a management investment company, or in another permissible form

o     combining two or more Separate Accounts or investment divisions

o     transferring assets to another Separate Account

o modifying the contracts where necessary to preserve the favorable tax treatment that owners of variable annuities currently receive under the Internal Revenue Code

o eliminating the shares of any of the Funds and substituting shares of another appropriate Fund (which may have different fees and expenses or may be available/closed to certain purchasers)

o adding to or suspending your ability to take allocations or transfers into any variable investment option.


--------------
12  PROSPECTUS
--------------

Variable investment options


You may choose to invest in a maximum of twenty of the 38 variable investment options at any time. Each Fund is an open-end management investment company, registered with the Securities and Exchange Commission under the 1940 Act.


The Funds have different investment objectives which influence their risk and return. The table below summarizes their main characteristics.

Some Funds have similar investment objectives and policies to other Funds managed by the same adviser. The Funds may also have the same or similar names to mutual funds available directly to the public on a retail basis. The Funds are not the same funds as those publicly available funds. As a result, the investment returns of the Funds may be higher or lower than these similar funds managed by the same adviser. There is no assurance, and we make no representation, that the performance of any Fund will be comparable to the performance of any other Fund.

All of the Funds are available for investment through other variable annuity contracts funded by the Separate Account. Some of these Funds are also available under other separate accounts supporting variable annuity contracts and variable life insurance policies of GIAC and other companies. We do not anticipate any inherent conflicts with these arrangements. However, it is possible that conflicts of interest may arise in connection with the use of the same Funds under both variable life insurance policies and variable annuity contracts, or issued by different companies. While the Board of Directors of each Fund monitors activities in an effort to avoid or correct any material irreconcilable conflicts of interest arising out of this arrangement, we may also take actions to protect the interests of our contract owners. See the accompanying Fund prospectuses for more information about possible conflicts of interest.


Some investment advisers (or their affiliates) may pay us compensation for administration, distribution or other expenses. Currently, these advisers include Value Line, Inc., Massachusetts Financial Services Company, AIM Advisors, Inc., Janus Capital Management LLC, Fidelity Management & Research Company, Davis Selected Advisers, LP, Alliance Capital Management LP, Van Kampen Asset Management Inc., and Templeton Global Advisors Limited. We may also receive 12b-1 fees from a Fund. The amount of compensation is usually based on assets of the relevant variable investment options from contracts that we issue. Some advisers and Funds may pay us more than others.


Before investing, please read the accompanying Fund prospectuses carefully. They contain important information on the investment objectives, policies, charges and expenses of the Funds.


                                                                  --------------
                                                                  PROSPECTUS  13
                                                                  --------------

Fund                                       Investment objectives                        Typical investments
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Stock Fund                    Long-term growth of capital                  U.S. common stocks
------------------------------------------------------------------------------------------------------------------------------------
The Guardian VC 500 Index Fund             Seeks to match the investment performance    Common stocks of companies in the S&P
                                           of the Standard & Poor's 500 Composite       Index, which emphasizes large U.S.
                                           Stock Price Index (the "S&P Index")          companies
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund          Long-term growth of capital                  U.S. common stocks of companies with
                                                                                        small market capitalization
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Bond Fund                     Maximum income without undue                 Investment grade debt obligations
                                           risk of principal; capital appreciation
                                           as a secondary objective
------------------------------------------------------------------------------------------------------------------------------------
The Guardian VC High Yield Bond Fund       Current income; capital appreciation is      Corporate bonds and other debt
                                           a secondary objective                        securities rated below investment grade
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Cash Fund                     High level of current income consistent      Money market instruments
                                           with liquidity and preservation of capital
------------------------------------------------------------------------------------------------------------------------------------
The Guardian VC Asset Allocation Fund      Long-term total investment return            Shares of The Guardian VC 500 Index
                                           consistent with moderate investment risk     Fund, The Guardian Stock Fund, The
                                                                                        Guardian Bond Fund and The Guardian
                                                                                        Cash Fund
------------------------------------------------------------------------------------------------------------------------------------
Baillie Gifford International Fund         Long-term capital appreciation               Common stocks and convertible
                                                                                        securities issued by foreign companies
------------------------------------------------------------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund      Long-term capital appreciation               Common stocks and convertible securities of
                                                                                        emerging market companies
------------------------------------------------------------------------------------------------------------------------------------
Value Line Centurion Fund                  Long-term growth of capital                  U.S. common stocks with selections
                                                                                        based on rankings of the Value Line
                                                                                        Ranking System
------------------------------------------------------------------------------------------------------------------------------------
Value Line Strategic Asset                 High total investment return                 U.S. common stocks with selections based
Management Trust                                                                        on rankings of the Value Line Ranking
                                                                                        System, bonds and money market
                                                                                        instruments
------------------------------------------------------------------------------------------------------------------------------------
Gabelli Capital Asset Fund                 Growth of capital; current income as         U.S. common stocks and convertible
                                           a secondary objective                        securities
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund         Growth of capital                            Common stocks
(Series I)
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Utilities Fund             High total return                            Securities of domestic and foreign public
(Series I)                                                                              utility companies
------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Premier Equity Fund (Series I)    Long-term growth of capital. Income as a     Equity securities judged to be
(formerly AIM V.I. Value Fund)             secondary objective                          undervalued by the investment adviser
------------------------------------------------------------------------------------------------------------------------------------



--------------
14  PROSPECTUS
--------------

Fund                                       Investment objectives                        Typical investments
------------------------------------------------------------------------------------------------------------------------------------

Alliance Growth and Income Portfolio       To seek reasonable current income and        Investments primarily in dividend-paying
                                           reasonable opportunity for appreciation      common stocks of good quality

------------------------------------------------------------------------------------------------------------------------------------
Alliance Premier Growth Portfolio          Growth of capital by pursuing aggressive     Invests primarily in the equity securities
                                           investment policies                          of a limited number of large, carefully
                                                                                        selected, high-quality U.S. companies that
                                                                                        are judged likely to achieve superior
                                                                                        earnings growth
------------------------------------------------------------------------------------------------------------------------------------
Alliance Technology Portfolio              Growth of capital                            Invests for capital appreciation, and only
                                                                                        incidentally for current income
------------------------------------------------------------------------------------------------------------------------------------

AllianceBernstein Value Portfolio          Long-term growth of capital                  Invests primarily in a diversified portfolio
                                                                                        of equity securities

------------------------------------------------------------------------------------------------------------------------------------
Davis Financial Portfolio                  Growth of capital                            Common stocks of financial companies
------------------------------------------------------------------------------------------------------------------------------------
Davis Real Estate Portfolio                Total return through a combination of        Securities issued by companies that are
                                           growth and income                            "principally engaged" in real estate
------------------------------------------------------------------------------------------------------------------------------------
Davis Value Portfolio                      Growth of capital                            U.S. common stocks of companies with
                                                                                        at least $5 billion market capitalization
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio          Long-term capital appreciation               U.S. and foreign common stocks of
                                                                                        companies believed to be undervalued
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio       Reasonable income; also considers            Income-producing equity securities
                                           potential for capital appreciation
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities          Capital growth                               U.S. and foreign common stocks
Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio             Long-term growth of capital                  Common stocks with medium market
                                                                                        capitalization, both U.S. and foreign
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth              Long-term growth of capital                  Equity securities of medium-sized
Portfolio                                                                               companies; non-diversified
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Capital Appreciation           Long-term growth of capital                  Equity securities of companies of any size;
Portfolio                                                                               non-diversified
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio               Long-term growth of capital in a manner      Common stocks of issuers of any size
                                           consistent with preservation of capital
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth               Long-term growth of capital in a manner      Common stocks of foreign and U.S.
Portfolio                                  consistent with preservation of capital      issuers; usually invests in at least five
                                                                                        countries, including the U.S.
------------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series                 Long-term growth of capital                  Common stocks of emerging growth
                                                                                        companies of any size
------------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series                 Long-term growth of capital with a           Equity securities issued by U.S. and
                                           secondary objective to seek reasonable       foreign companies
                                           current income
------------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series                   To seek capital appreciation                 Equity securities of companies that offer
                                                                                        superior prospects for growth, both U.S.
                                                                                        and foreign
------------------------------------------------------------------------------------------------------------------------------------
MFS Research Series                        Long-term growth of capital and future       Equity securities of companies believed to
                                           income                                       possess better than average prospects for
                                                                                        long-term growth
------------------------------------------------------------------------------------------------------------------------------------


                                                                  --------------
                                                                  PROSPECTUS  15
                                                                  --------------

Fund                                       Investment objectives                        Typical investments
------------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series                    Above average income consistent with         Broad list of securities, including a
                                           prudent employment of capital; as a          combination of equity and fixed-income,
                                           secondary objective, to provide reasonable   both U.S. and foreign
                                           opportunity for growth of capital and
                                           income
------------------------------------------------------------------------------------------------------------------------------------

Van Kampen Life Investment Trust           Seeks long-term growth of capital and        Invests primarily in income-producing
Growth and Income Portfolio                income                                       equity securities, including common stocks
                                                                                        and convertible securities, although
                                                                                        investments are also made in non-convertible
                                                                                        preferred stocks and debt securities
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust           Seeks to provide investors with high         Invests at least 80% of the Portfolio's
Government Portfolio                       current return consistent with               total assets in debt securities issued by
                                           preservation of capital                      by the U.S. government, its agencies or its
                                                                                        instrumentalities.

------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund           Long-term capital growth                     Invests at least 65% of its total assets in
                                                                                        the equity securities of companies that are
                                                                                        located anywhere in the world, including
                                                                                        those in the USand emerging markets
------------------------------------------------------------------------------------------------------------------------------------

Some of these Funds may not be available in your state.


--------------
16  PROSPECTUS
--------------

The Funds' investment advisers and their principal business addresses are shown in the table below.

                                               Investment adviser
Fund                                           and principal business address
---------------------------------------------------------------------------------------------
The Guardian Stock Fund                        Guardian Investor Services LLC
The Guardian Small Cap Stock Fund              7 Hanover Square
The Guardian Bond Fund                         New York, New York 10004
The Guardian Cash Fund
The Guardian VC 500 Index Fund
The Guardian VC Asset Allocation Fund
The Guardian VC High Yield Bond Fund
---------------------------------------------------------------------------------------------
Baillie Gifford International Fund             Guardian Baillie Gifford Limited (Adviser)
Baillie Gifford Emerging Markets Fund          Baillie Gifford Overseas Limited (Sub-adviser)
                                               1 Rutland Court
                                               Edinburgh, Scotland
                                               EH3 8EY
---------------------------------------------------------------------------------------------
Value Line Centurion Fund                      Value Line, Inc.
Value Line Strategic Asset Management          220 East 42nd Street
  Trust                                        New York, New York 10017
---------------------------------------------------------------------------------------------
Gabelli Capital Asset Fund                     Gabelli Funds, LLC
                                               One Corporate Center
                                               Rye, New York 10580
---------------------------------------------------------------------------------------------
MFS Investors Trust Series                     Massachusetts Financial Services Company
MFS Emerging Growth Series                     500 Boylston Street
MFS New Discovery Series                       Boston, MA 02116
MFS Research Series
MFS Total Return Series
---------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund             A I M Advisors, Inc.
AIM V.I. Global Utilities Fund                 11 Greenway Plaza-- Suite 100

AIM V.I. Premier Equity Fund                   Houston, Texas 77046-1173
---------------------------------------------------------------------------------------------
Alliance Growth & Income Portfolio             Alliance Capital Management LP

Alliance Premier Growth Portfolio              1345 Avenue of the Americas
Alliance Technology Portfolio                  New York, New York 10105
AllianceBernstein Value Portfolio
---------------------------------------------------------------------------------------------
Davis Financial Portfolio                      Davis Selected Advisers, LP
Davis Real Estate Portfolio                    2949 East Elvira Road
Davis Value Portfolio                          Suite 101
                                               Tucson, Arizona 85706
---------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio              Fidelity Management & Research Company
Fidelity VIP Equity-Income Portfolio           82 Devonshire Street
Fidelity VIP Growth                            Boston, Massachusetts 02109
  Opportunities Portfolio
Fidelity VIP Mid Cap Portfolio

---------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio        Janus Capital Management LLC
Janus Aspen Capital Appreciation Portfolio     100 Fillmore Street
Janus Aspen Growth Portfolio                   Denver, Colorado 80206-4928
Janus Aspen Worldwide Growth Portfolio
---------------------------------------------------------------------------------------------

Templeton Growth Securities Fund               Templeton Global Advisors Limited
                                               Lyford Cay
                                               Nassau, Bahamas
---------------------------------------------------------------------------------------------
Van Kampen Growth and Income Portfolio         Van Kampen Asset Management Inc.
Van Kampen Government Portfolio                1 Parkview Plaza
                                               Oakbrook Terrace, Illinois 60181
---------------------------------------------------------------------------------------------



                                                                  --------------
                                                                  PROSPECTUS  17
                                                                  --------------

      When you buy a contract, please note:
--------------------------------------------------------------------------------
      o     You can choose up to 20 investment options at any one time.

      o If you select the fixed-rate option, you are limited to an additional 19 variable options.

      o There are no initial sales charges on the premium payments that you allocate to the variable investment options. However, there may be premium tax charges.

      o All of the dividends and capital gains distributions that are payable to variable investment options are reinvested in shares of the applicable Fund at the current net asset value.

      o When the annuity period of the contract begins, we will apply your accumulation value to a payment option in order to make annuity payments to you.

      o You can arrange to transfer your investments among the divisions by notifying us in writing or by telephone. Currently, there is no fee for this, but we reserve the right to charge a fee and to limit the number of transactions.

      o     You can change beneficiaries as long as the annuitant is living.

Fixed-rate option

The fixed-rate option is not registered under the Securities Act of 1933 or as an investment company under the 1940 Act, and is therefore not subject to the provisions or restrictions of these Acts. However, the following disclosure about the fixed-rate option may be subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of statements not in prospectuses. The fixed-rate option may not be available for allocation in all states in which the contracts are available.

In the fixed-rate option, we guarantee that the net premium payments you invest will earn daily interest at a minimum annual rate of 3.5%. You can allocate all of your net premium payments to this option, or you may choose it as one of your twenty investment selections. The value of your net premiums invested in the fixed-rate option does not vary with the investment experience of any Fund. The money that you put into your fixed-rate option becomes part of GIAC's general assets.

At certain times we may choose to pay interest at a rate higher than 3.5%, but we aren't obliged to do so. Higher interest rates are determined at our discretion, and we can change them prospectively without notice. We don't use a specific formula to determine interest rates; rather we consider such factors as general economic trends, current rates of return on our general account investments, regulatory and tax requirements, and competitive factors. The rate of interest we pay hasn't been limited by our Board of Directors.

Here are some of the important conditions that apply when we pay interest on your investments in the fixed-rate option:

      o The initial interest rate that we credit to your premiums or transfers will be whatever rate is in effect on the date the amounts are allocated to the fixed-rate option.

      o This interest rate will continue until the next contract anniversary date.

      o At that time, all payments and transfers allocated to the fixed-rate option during the previous year, together with interest earned, will be credited with the rate of interest in effect on the renewal date, known as the renewal rate.

      o The renewal rate will be guaranteed until the next contract anniversary date.

If your state's insurance department permits, your contract may have what's known as a bailout rate. If the renewal rate set on any contract anniversary date is more than 3% below the interest rate for the previous year, or falls below the minimum bailout rate outlined in your contract, you can withdraw all or part of the money you have invested in the fixed-rate option for one year or more from the contract without incurring a deferred sales charge.


--------------
18  PROSPECTUS
--------------

Transfers


You can transfer money among variable investment options or change your future allocations to options both before and after the date annuity payments begin. You can also transfer to and from the fixed-rate option, but only before the date annuity payments begin. Transfers are subject to certain conditions, which are described below.

If you are considering a transfer or change in your allocations, be sure to look into each option carefully and make sure your decisions will help you to achieve your long-term investment goals.


During the accumulation period and up to 30 days before the date annuity payments are scheduled to begin, you can transfer all or part of your accumulation value among the contract options. These transfers are subject to the following rules:

      o We permit transfers from the fixed-rate option to any variable investment option only once each contract year, during the 30 days beginning on the contract anniversary date. Amounts that have been on deposit in the fixed-rate option longest will be transferred out first. The maximum yearly transfer from the fixed-rate option is the greater of the following:

            -- 33 1/3% of the amount in the fixed-rate option on the applicable contract anniversary date or

            --    $2,500.

Each transfer involving the variable investment options will be based on the accumulation unit value that is next calculated after we have received proper transfer instructions from you.


We will implement a transfer or changes to your allocations upon receiving your written, telephone or electronic instructions in good order. If your request reaches our customer service office before 3:30 p.m. Eastern time on a business day, we will normally implement it that same day.

Currently, we do not limit the number of transfers you may make. However, the contract is not designed for market timing activity such as frequent transfers or rebalancing activity. We may limit your right to make transfers or allocation changes if we determine that your transfers would have an adverse effect on other contract owners. We will apply restrictions that we reasonably believe will prevent any disadvantage to other contract owners. Restrictions may be imposed without prior notice and may include without limitation:

      o limiting the frequency of transfers to not more than once every 30 days;

      o     imposing a fee of up to $25 per transfer;

      o requiring you to make your transfer requests through the U.S. Postal Service or otherwise restricting electronic or telephonic transaction privileges;

      o refusing to act on instructions of an agent acting under a power of attorney on your behalf;



                                                                  --------------
                                                                  PROSPECTUS  19
                                                                  --------------

      Personal Security
--------------------------------------------------------------------------------
      When you call us, we will require identification of your contract as well as your personal security code. We may accept transfer or changes to future allocations instructions from anyone who can provide us with this information. Neither GIAC, Guardian Investor Services LLC (GIS), nor the Funds will be liable for any loss, damage, cost or expense resulting from a telephone or electronic request we reasonably believe to be genuine. As a result, you assume the risk of unauthorized or fraudulent telephone or electronic transfers. We may record telephone conversations regarding transfers without disclosure to the caller. See Telephone and Electronic Services.

      o refusing or otherwise restricting any transaction request we believe alone or with a group of transaction requests may have a detrimental effect on the Separate Account or the underlying Funds, or we are informed by any of the Funds that the purchase or redemption of shares would have a detrimental effect on the applicable Funds.

After the date annuity payments begin, if you have a variable annuity option you can transfer all or part of the value of your annuity among the variable investment options only once each calendar year. No fixed-rate option transfers are permitted.


Surrenders and partial withdrawals

During the accumulation period and while the annuitant and all contract owners are living, you can redeem your contract in whole. This is known as surrendering the contract. If you redeem part of the contract, it's called a partial withdrawal. We will not accept requests for surrenders or partial withdrawals after the date annuity payments begin.

Your request for surrenders and partial withdrawals must be received in good order. If you wish to surrender your contract, you must send us the contract or we will not process the request. If you have lost the contract, we will require an acceptable affidavit of loss.

To process a partial withdrawal, we will redeem enough accumulation units to equal the dollar value of your request. When you surrender your contract, we redeem all the units. For both transactions we use the unit value next calculated after we receive a proper request from you. We will deduct any applicable contract charges and deferred sales charges from the proceeds of a surrender. In the case of a partial withdrawal, we will cash additional units to cover these charges. If you have less than $1,000 left in your contract after a partial withdrawal, we will cancel the contract and pay you the balance of the proceeds. This is called an involuntary surrender and it may be subject to any applicable contract charges, deferred sales charge and annuity taxes. Please see Financial information: Federal tax matters.

Surrenders and partial withdrawals are subject to tax, and may be subject to penalty taxes and mandatory federal income tax withholding. After the first contract year, you are allowed to make an annual withdrawal of the following amounts from the contract without paying a deferred sales charge:

For Single Premium Payment Contracts

      o     10% of your contract's accumulation value, or if greater,

      o     10% of the amount of your single premium payment.

For Flexible Premium Payment Contracts

      o     10% of your contract's accumulation value, or if greater,

      o 10% of the total premiums paid during the 84 months immediately preceding the date of your withdrawal.


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      Special Restrictions
--------------------------------------------------------------------------------
      There are special restrictions on withdrawals from contracts issued in connection with Section 403(b) qualified plans. Please see Financial information: Federal tax matters for details about how withdrawals can be made from these contracts.

These withdrawal privileges can be exercised in the first contract year of the following contracts:

o     Section 1035 exchanges

o     IRA transfers

o     rollovers from annuity contracts.

You may request a schedule of systematic partial withdrawals of a certain dollar amount. Under such a program, you may select to receive withdrawal proceeds on a monthly, quarterly, semi-annual or annual basis. Redemptions from the contract will be effective on the 21st of the month or the next following business day preceding the payment date. Withdrawals under this program are not the same as annuity payments you would receive from a payout option. Your contract value will be reduced by the amount of any withdrawals, applicable contract charges, deferred sales charges and annuity taxes.

Such systematic withdrawals may be used to satisfy special tax rules related to substantially equal periodic payments or other needs you may have. We are not responsible for the accuracy of the calculations for distributed amounts or compliance with tax provisions. Please see Financial Information: Federal tax matters.

Unless you are making a withdrawal directly from the fixed-rate option in accordance with the bailout provisions, we will cash accumulation units in the following order:

o all variable accumulation units attributable to the investment divisions; this will be done on a pro-rata basis unless you instruct us differently, then

o     all fixed accumulation units attributable to the fixed-rate option.

We will send you your payment within seven days of receiving a request from you in good order. Please see Payments later in this section.

If you have a question about surrenders or withdrawals, please call us toll free at 1-800-221-3253.

Managing your annuity - Dollar Cost Averaging

You may wish to take advantage of one of the programs we offer to help you build a stronger annuity, such as dollar cost averaging.

There is no fee for dollar cost averaging, but we have the right to introduce one. We also have the right to modify or discontinue this program. We'll give you written notice if we do so. Transfers under this program do not count against any free transfer permitted under the contract. You may terminate the program at any time. However, money in the fixed-rate option will be subject to transfer restrictions which apply to the fixed-rate options. See Transfers for limitations on such transfers.

You can transfer specific amounts of money from one investment option to another on a monthly basis, as opposed to investing the total amount at one time. This approach may help lower your average dollar cost of investing over time. However, there is no guarantee that dollar cost averaging will result in profits or prevent losses.


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--------------------------------------------------------------------------------

Payments

For all transactions, we can delay payment if the contract is being contested. We may postpone any calculation or payment from the variable investment options if:

o the New York Stock Exchange is closed for trading or trading has been suspended, or

o the Securities and Exchange Commission restricts trading or determines that a state of emergency exists which may make payment or transfer impracticable

Assigning contract interests

If the contract is part of a corporate retirement plan or an individual plan under sections 401(a), 403(b) or 408 of the Internal Revenue Code, the contract owner's interest in the contract cannot be assigned, unless the contract owner is not the annuitant or the annuitant's employer. Assigned contract interests may be treated as a taxable distribution to the contract owner. See Federal tax matters for more information.

Reports

At least twice each year, we send a report to each contract owner that contains financial information about the underlying Funds, according to applicable laws, rules and regulations. In addition, at least once each year, we send a statement to each contract owner that reports the number of accumulation units and their value under the contract. If several members of the same household each own a contract, we may send only one such report or prospectus to that address, unless you instruct us otherwise. You may receive additional copies by calling or writing our Customer Service Office.

--------------------------------------------------------------------------------

If you wish to take advantage of this program, you must designate a dollar amount to be transferred automatically out of The Guardian Cash Fund investment division. The money can go into one or more of the other variable investment options or the fixed-rate option. The rule still applies that you can invest in a maximum of only twenty options at one time (this includes the required Guardian Cash Fund option).

You can begin dollar cost averaging when you buy your contract or at any time afterwards, until annuity payments begin, by completing the dollar cost averaging election form and returning it to us. We must receive it in good order at least three business days before the monthly anniversary date of when you wish the transfers to begin.

You may select dollar cost averaging from The Guardian Cash Fund investment division for periods of 12, 24 or 36 months. Your total accumulation value at the time must be at least $10,000 for transfers over a 12 month period, and $20,000 for transfers over a 24 to 36 month period. Transfers will be made in the amounts you designate and must be at least $100 per receiving investment option.

THE ANNUITY PERIOD

When annuity payments begin

You choose the month and year in which we will begin paying annuity benefits. The first payment is made on the first day of the month. The date you choose can't be later than the annuitant's 85th birthday, unless we have agreed. Please note that this date may be determined by the retirement plan under which your annuity contract was issued.

How your annuity payments are calculated

Your annuity payments will be fixed, variable or a combination of both, depending on whether you have chosen a fixed-rate or a variable rate payment option. We use the following information to determine the annuity purchase rate when applying your accumulation value to an annuity payout option:

o the table in your contract reflecting the gender and nearest age of the annuitant

o     the annuity payout option you choose, and

o the investment returns of the variable investment options you choose, if you choose a variable payment option.


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Certain guaranteed annuity purchase rates appear in a table in your contract.
Currently, we are using annuity purchase rates that are more favorable to you than those in your contract. We may change these rates from time to time but the rate will never be less favorable than those guaranteed in your contract. The appropriate annuity purchase rate is then used to calculate the number of annuity units attributable to your selected investment options. You will be credited with these annuity units based on the amount applied to the payout option (your accumulation value less any applicable annuity taxes) on the processing date for your first annuity payment. The number of annuity units credited to you is fixed for the duration of the annuity period unless you reallocate among the investment options. Each of your variable annuity payments is determined by multiplying the number of annuity units for each investment option by the annuity unit value for the appropriate investment option on the payment processing date. Your annuity payment will be the sum of these amounts.

The number and amount of your annuity payments won't be affected by the longevity of annuitants as a group. Nor will they be affected by an increase in our expenses over the amount we have charged in your contract.

We will make annuity payments once a month, except as follows:

o     Proceeds of less than $2,000 will be delivered in a single payment.

o We may change the schedule of installment payments to avoid payments of less than $20.

The assumed investment return is a critical assumption for calculating variable annuity payments. The first variable payment will be based on the assumed investment return of 4%. Subsequent payments will fluctuate based on the performance of the variable investment options you have chosen as compared to the assumed investment return. For each subsequent variable payment:

o if the actual net annual return on investment equals 4% -- the amount of your variable annuity payments will not change.

o if the actual net annual return on investment is greater than 4% -- the amount of your variable annuity payments will increase.

o if the actual net annual return on investment is less than 4% -- the amount of your variable annuity payments will decrease.

Variable annuity payout options

The payout options currently offered are discussed below. You can choose to have annuity payments made under any one of the variable or fixed-rate annuity payout options that are available. You can make your choice at any time before your annuity payments begin. At any time, we may discontinue any of these options or make additional options available.

All variable annuity payout options are designated with the letter "V." After the first payment, the amount of variable annuity payments will increase or decrease to reflect the value of your variable annuity units. The value of the units will reflect the performance of the variable investment options chosen. This is why the amount of each payment will vary.


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                                                                  PROSPECTUS  23
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There are a variety of payout options for you to choose from that we've described below. If you do not make a choice, we will automatically select
Option V-2. You may change options if you wish, provided you do so before we begin processing your first annuity payment.

Option V-1 -- Life Annuity without Guaranteed Period


We make a payment once a month during the annuitant's lifetime, ending with the payment preceding the annuitant's death. This option allows for the maximum variable monthly payment because there is neither a guaranteed minimum number of payments nor a provision for a death benefit for beneficiaries. It is possible that we may only make one payment under this option, if the annuitant dies before the date of the second payment.


Option V-2 -- Life Annuity with 10-Year Guaranteed Period


We make a payment once a month during the annuitant's lifetime, but if the annuitant dies before 10 years' worth of payments (120) are made, the remaining payments will be made to the beneficiary. The beneficiary can then choose to take all or part of the remaining payments in a lump sum at their current dollar value. If the beneficiary dies while receiving the payments, the balance will be paid in one sum at its current dollar value to the beneficiary's estate.


Option V-3 -- Joint and Survivor Annuity


We make a payment once a month during the joint lifetimes of the annuitant and a designated second person, the joint annuitant. If one dies, payments will continue during the survivor's lifetime, but the amount of the payment will be based on two-thirds of the number of annuity units when both parties were alive. It is possible that only one annuity payment will be made if both the annuitant and joint annuitant die before the date of the second payment.


Fixed-rate annuity payout options

All Fixed Annuity Payout Options are designated by the letter "F."

Option F-1 -- Life Annuity without Guaranteed Period


We make a fixed payment once a month during the annuitant's lifetime, ending with the payment preceding the annuitant's death. This option offers the maximum fixed payment because there is neither a guaranteed minimum number of fixed monthly payments nor a provision for a death benefit for beneficiaries. It is possible that we may only make one payment under this option, if the annuitant dies before the date of the second payment.


Option F-2 -- Life Annuity with 10-Year Guaranteed Period


We make a fixed payment once a month during the annuitant's lifetime, but if the annuitant dies before 10 years' worth of payments (120) are made, the remaining payments will be made to the beneficiary. The beneficiary can then choose to take all or part of the remaining payments in a lump sum at their current dollar value. If the beneficiary dies while receiving the payments, the balance will be paid in one sum at its current dollar value to the beneficiary's estate.



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Option F-3 -- Joint and Survivor Annuity


We make a fixed payment once a month during the joint lifetimes of the annuitant and a designated second person, the joint annuitant. If one dies, payments will continue during the survivor's lifetime, but the amount of the payment will be based on two-thirds of the number of annuity units when both parties were alive. It is possible that only one annuity payment will be made if both the annuitant and joint annuitant die before the date of the second payment.


OTHER CONTRACT FEATURES

Death benefits

If you, or the annuitant you have named, dies before the date annuity payments begin, we pay a death benefit. In addition, you have the option of buying an enhanced death benefit rider which may provide a higher death benefit.

The regular death benefit is the greatest of:

o the accumulation value of the contract at the end of the valuation period during which we receive proof of death minus any applicable annuity taxes;

o the total of all premiums paid, minus any partial withdrawals, any deferred sales charges previously paid on any withdrawals and annuity taxes; or

o the accumulation value of your contract as of the first contract anniversary date following the date the Department of Insurance in your state approves this contract feature, plus any premiums paid on or after this anniversary, less any withdrawals and contingent deferred sales charges made after this anniversary and annuity taxes.

For annuitants aged 75 or older on the contract's issue date, the death benefit will be the accumulation value at the end of the valuation period during which we receive proof of death.

Generally, your beneficiaries will be taxed on the gain in your annuity contract. Consult your tax adviser about the estate tax and income tax consequences of your particular situation.

We normally pay the death benefit within seven days of receiving in good order proof of death. However, we have the right to defer the payment of other contract benefits under certain circumstances. These are described under Surrenders and partial withdrawals.

If the annuitant is not the contract owner and dies on or before the date that annuity payments begin, we will pay the death benefits to the beneficiary. If the beneficiary has also died, we will pay the benefits to the contingent beneficiary. If a contingent beneficiary has not been named, then we will pay the benefits to you, the contract owner. However, if you are no longer living, we will pay the benefits to your estate.

If you are both the annuitant and the owner of the contract, and you die before the date annuity payments begin, we will pay the death benefit


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                                                                  PROSPECTUS  25
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

to your beneficiary, as described above. However, we must distribute your interest according to the Special requirements outlined below. In this situation, your beneficiary will become the new contract owner.

We will pay the death benefit in a lump sum unless:

o You have chosen a different annuity payout option for the death benefit. We must receive notification of your choice at least three business days before we pay out the proceeds.

o You, the contract owner, have not chosen a payout option and the beneficiary has. Again, we must receive the beneficiary's request at least three business days before we pay out the proceeds, and within a year of the annuitant's death.

--------------------------------------------------------------------------------

Primary annuitant

Please note that the primary annuitant is determined in accordance with Section 72(s) of the Internal Revenue Code, which states that he or she is the person the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the contract.

--------------------------------------------------------------------------------

If you are a contract owner but not the annuitant, and you die before the date annuity payments begin, then any joint contract owner will become the new contract owner. You may only name your spouse as a joint contract owner. If you have not named your spouse as joint contract owner, then your beneficiary will become the new contract owner. In the event of any contract owner's death, we must distribute all of the owner's interest in the contract according to the Special requirements outlined below.

Special requirements

If the contract owner dies, the following rules apply.

If the beneficiary is not your spouse, and you die before the date annuity payments begin, then we must distribute all of your interest in the contract within five years of your death.

These distribution requirements will be satisfied if any portion of the deceased contract owner's interest:

o     is payable to, or for the benefit of, any new contract owner, and

o will be distributed over the new contract owner's life, or over a period not extending beyond the life expectancy of any new contract owner.

Under the above conditions, distributions must begin within one year of your death.

If the beneficiary (or sole surviving joint contract owner) is your spouse, he or she can continue the contract, assuming the role of contract owner.

If the owner of the contract is not an individual, then the primary annuitant will be treated as the contract owner. In this situation, any change in the annuitant will be treated as the death of the contract owner.


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Enhanced death benefits

Enhanced death benefit riders are available at certain times through special programs for contracts that have annuitants who are under age 75 at the time the rider is issued. If a death benefit is payable and one of these options is in force, the beneficiary will receive either the death benefit described above or the enhanced death benefit, whichever is greater.

Two riders are offered:

o the 7 Year Enhanced Death Benefit Rider which has a daily charge based on an annual rate of 0.30% of the net assets of your variable investment options.

o the Contract Anniversary Enhanced Death Benefit Rider, which has a daily charge based on an annual rate of 0.25% of the net assets of your variable investment options.

These riders are available only in states where they have been approved.

7 Year Enhanced Death Benefit Rider

The enhanced death benefit under this rider is calculated as follows:

o The accumulation value of the contract at the end of the reset date immediately preceding the annuitant's death:

      --    plus any premiums paid after the reset date

      --    minus any partial withdrawals after the reset date

      -- minus any deferred sales charges applicable to withdrawals after the reset date and annuity taxes.

The first reset date is the issue date of the rider. After this, each reset date will be each seventh rider anniversary date after that (i.e., the 7th, 14th, 21st and 28th rider anniversaries, and so on).

Contract Anniversary Enhanced Death Benefit Rider

The enhanced death benefit under this rider is calculated as follows:

o the highest accumulation value of the contract on any contract anniversary before the annuitant's 85th birthday:

      --    plus any premiums paid after that rider anniversary

      --    minus any partial withdrawals after that rider anniversary

      -- minus any deferred sales charges applicable to withdrawals after the reset date and annuity taxes.

We will terminate either enhanced death benefit rider on the earliest of the following dates:

o     the date the enhanced death benefit is paid out

o     the date the contract terminates

o     the date of the annuitant's 85th birthday

o     the date annuity payments begin

o     the date we receive a written termination request from you.


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Once the rider is terminated, it cannot be reinstated. The death benefit reverts to the basic death benefit, and no further charges will be deducted for this benefit. Please see Death benefits. We reserve the right to offer or discontinue offering either enhanced death benefit rider at any time, without prior notice.

FINANCIAL INFORMATION

How we calculate unit values

When you choose a variable investment option, you accumulate variable accumulation units. With the fixed-rate option, you accumulate fixed accumulation units. To calculate the number of accumulation units you buy with each payment, we divide the amount you invest in each option by the value of units in the option. We use the unit value next calculated after we have received and accepted your payment. We calculate unit values at the close of business of the New York Stock Exchange, usually at 4:00 p.m. Eastern time, each day the Exchange is open for trading and GIAC is open for business.

To determine the value of your account, we multiply the number of accumulation units in each option by the current unit value for the option.

We determine the value of a fixed accumulation unit by adding together its value at the end of the preceding valuation period and any interest credited to the unit since the end of that period.

We determine the value of a variable accumulation unit by multiplying its value at the end of the preceding valuation period by the net investment factor for the current valuation period.

The net investment factor is a measure of the investment experience of each variable investment option. We determine the net investment factor for a given valuation period as follows:

o At the end of the valuation period we add together the net asset value of a Fund share and its portion of dividends and distributions made by the Fund during the period.

o We divide this total by the net asset value of the particular Fund share calculated at the end of the preceding valuation period.

o Finally we add up the daily charges (mortality and expense risks, administrative expenses, any annuity taxes, and the enhanced death benefit rider where applicable) and subtract them from the above total.


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Contract costs and expenses

The amount of a charge may not strictly correspond to the costs of providing the services or benefits indicated by the name of the charge or related to a particular contract, and we may profit from charges. For example, the contingent deferred sales charge may not fully cover all of the sales and distribution expenses actually incurred by GIAC, and proceeds from other charges, including the mortality and expense risk charge, may be used in part to cover these expenses.

No sales charges are deducted from your premium payments when you make them. However, the following charges do apply:

Expenses of the Funds

The Funds you choose through your variable investment options have their own management fees, 12b-1 fees, and general operating expenses. The deduction of these fees and expenses is reflected in the per-share value of the Funds. They are fully described in the Funds' prospectuses.

Mortality and expense risk charge

You will pay a daily charge based on an annual rate of 1.15% of the net assets of your variable investment options to cover our mortality and expense risks. (Approximately 0.70% covers mortality risks, while the remaining 0.45% covers expense risks.) Mortality risks arise from our promise to pay death benefits and make annuity payments to each annuitant for life. Expense risks arise from the possibility that the amounts we deduct to cover sales and administrative expenses may not be sufficient.

Administrative expenses

We deduct a yearly fee of $35 on each anniversary date of your contract during the accumulation period. To pay this charge, we will cancel the number of accumulation units that is equal in value to the fee. We cancel accumulation units in the same proportion as the percentage of the contract's accumulation value attributable to each variable investment option and the fixed-rate option. If you surrender your contract before the contract anniversary date, we will still deduct the contract fee for that year.

In addition, the following charges may apply:

Contingent deferred sales charge

For single premium payment contracts, if you make a partial withdrawal from your account or surrender your contract, you will pay a deferred sales charge on any premium payment amount withdrawn during the first seven contract years measured from the date of issue. This charge compensates us for expenses related to the sale of contracts. These include commissions to registered representatives, as well as promotional expenses.


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When we calculate the deferred sales charge, all amounts taken out are assumed to come from the oldest premium. We do this to minimize the amount you owe. The amount of the charge and the time period used to calculate it depend on the type of contract you have. The deferred sales charge associated with single premium payment contracts are listed in the table below.

 Number of Contract              Contingent
Years Completed from              Deferred
 Date of the Premium            Sales Charge
       Payment                   Percentage
--------------------------------------------
          1                          6%
--------------------------------------------
          2                          6%
--------------------------------------------
          3                          5%
--------------------------------------------
          4                          4%
--------------------------------------------
          5                          3%
--------------------------------------------
          6                          2%
--------------------------------------------
          7                          1%
--------------------------------------------
         8+                          0%
--------------------------------------------

The deferred sales charge associated with flexible premium payment contracts is calculated as the lesser of:

o 6% of the premium payments you have made within seven contract years (84 months) before the date of your request for the withdrawal or surrender; or

o     6% of the amount withdrawn or surrendered.

Enhanced death benefit expenses

If you choose one of the enhanced death benefit riders and it is in effect, you will pay a daily charge based on an annual rate of up to 0.30% of the net assets of your variable investment options depending on the option chosen.

Annuity taxes

Some states and municipalities may charge annuity taxes when premium payments are made or when you begin to receive annuity payments. These taxes currently range up to 3.5% of your premium payments. We may deduct the annuity tax either from your premium payment when made, or from the annuity payments on the date annuity payments begin.

In jurisdictions where the annuity tax is incurred when a premium payment is made, we deduct the amount from your premium payment at the time it is made. We reserve the right to pay the annuity tax on your behalf and then deduct the same amount from the value of your contract when you surrender it, or on your death, or it is applied under a payout option, whichever is first. We will do this only if permitted by applicable law.


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Transfer charge

Currently, we do not charge for transfers. However, we reserve the right to charge up to $25 for each transfer. We will deduct this charge on a proportional basis from the options from which amounts are transferred.

      Deferring tax
--------------------------------------------------------------------------------
      When you invest in an annuity contract, you usually don't pay taxes on your investment gains until you withdraw the money - generally for retirement purposes. In this way, annuity contracts have been recognized by the tax authorities as a legitimate means of deferring tax on investment income.

      Employer-sponsored or independent?
--------------------------------------------------------------------------------
      If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your contract is called a qualified contract. If your annuity is independent of any formal retirement or pension plan, it is termed a non-qualified contract.

Federal tax matters

The following summary provides a general description of the Federal income tax considerations associated with the contracts. It is not intended to be complete or to cover all tax situations or address state taxation issues. This summary is not intended as tax advice. You should consult a tax adviser for more complete information about your circumstances, any recent tax developments, and the impact of state tax laws. This summary is based on our understanding of the present Federal income tax laws. We make no representation as to the likelihood of continuation of the present Federal income tax laws or as to how they may be interpreted by the Internal Revenue Service (IRS).

We believe that our contracts will qualify as annuity contracts for Federal income tax purposes, and the following summary assumes so. Further details are available in the Statement of Additional Information, under the heading Tax Status of the Contracts.

When you invest in an annuity contract, you usually don't pay taxes on your investment gains until you withdraw the money -- generally for retirement purposes. In this way, annuity contracts have been recognized by the tax authorities as a legitimate means of deferring tax on investment income.

We believe that if you are a natural person you won't be taxed on increases in the accumulation value of a contract until a distribution occurs or until annuity payments begin. For these purposes, the agreement to assign or pledge any portion of a contact's accumulation value and, in the case of a qualified contract (described below) any portion of an interest in the qualified plan generally will be treated as a distribution.

When annuity payments begin, you generally will be taxed only on the investment gains you have earned and not on the payments you made to purchase the contract. Generally, withdrawals from your annuity should only be made once you reach age 591/2, die or are disabled; otherwise a 10% tax penalty may be applied against any amounts included in income. Additional exceptions may apply to distributions from a qualified contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your contract is called a qualified contract. If your annuity is independent of any formal retirement or pension plan, it is termed a non-qualified contract.


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Taxation of non-qualified contracts
Non-natural person

If a non-natural person owns a non-qualified annuity contract, the owner generally must include in income any increase in the excess of the accumulation value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule, and a prospective owner that is not a natural person should discuss these with a tax adviser.

This following summary generally applies to contracts owned by natural persons.


Withdrawals before the annuity commencement date


When a withdrawal from a non-qualified contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to any excess of the accumulation value immediately before the distribution that exceeds the owner's investment in the contract. Generally, the owner's investment in the contract is the amount equal to the premiums or other consideration paid for the contract, reduced by any amounts previously distributed from the contract that were not subject to tax at that time. In the case of a surrender under a non-qualified contract, the amount received generally will be taxable only to the extent it exceeds the owner's investment in the contract.

It is possible that the IRS may decide to consider the charges you may choose to pay for certain optional benefits offered through the contract to be taxable distributions to you which may also be subject to tax penalties if you are under age 59 1/2. You should consult your tax adviser before selecting any of the optional benefits available under this contract.

Penalty tax on certain withdrawals

In the case of a distribution from a non-qualified contract, a federal tax penalty may be imposed equal to 10% of the amount treated as income. However, there is generally no penalty on distributions that are:

o     made on or after the taxpayer reaches age 59 1/2

o     made on or after the death of an owner

o     attributable to the taxpayer's becoming disabled, or

o made as part of a series of substantially equal periodic payments for the life -- or life expectancy -- of the taxpayer.

If you receive systematic payments that you intend to qualify for the substantially equal periodic payment exception, changes to your systematic payments before you reach age 59 1/2 or within five years (whichever is later) after beginning your systematic payments will result in the retroactive imposition of the 10% tax penalty with interest.

Other exceptions may apply under certain circumstances. Special rules may also apply to the exceptions noted above. You should consult a tax adviser with regard to exceptions from the penalty tax.


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

Annuity payments

Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined so that you recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments begin. However, once your investment in the contract has been fully recovered, the full amount of each annuity payment is subject to tax as ordinary income.

Taxation of death benefits

Amounts may be distributed from a contract because of your death or the death of the annuitant. Generally, such amounts are included in the income of the recipient as follows:

o if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract

o if distributed under a payout option, they are taxed in the same way as annuity payments.

Transfers, assignments and contract exchanges

Transferring or assigning ownership of a contract, designating an annuitant, selecting certain maturity dates or exchanging a contract may result in certain tax consequences to you that are not outlined here. For example, such transactions may result in federal gift taxes for you and federal and state income taxes for the new owner, annuitant or payee. If you are considering any such transaction, you should consult a professional tax adviser.

Withholding tax

Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. However, recipients can generally choose not to have tax withheld from distributions.


Separate account charges

It is possible that the IRS may take the position that fees deducted for certain optional benefits are deemed to be taxable distributions to you. In particular, the IRS may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if such withdrawals occur prior to age 59 1/2. Although we do not believe that the fees associated or any optional benefit provided under the contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the contract.


Multiple contracts


All non-qualified deferred annuity contracts issued by GIAC or its affiliates to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount included in the contract owner's income when a taxable distribution occurs.



                                                                  --------------
                                                                  PROSPECTUS  33
                                                                  --------------

Taxation of qualified contracts

Qualified arrangements receive tax-deferred treatment as a formal retirement or pension plan through provisions of the Internal Revenue Code. There is no added tax-deferred benefit of funding such qualified arrangements with tax-deferred annuities. While the contract will not provide additional tax benefits, it does provide other features and benefits such as death benefit protection and the possibility for income guaranteed for life.

Your rights under a qualified contract may be subject to the terms of the retirement plan itself, regardless of the terms of the qualified contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

Individual Retirement Accounts (IRAs)


As defined in Sections 219 and 408 of the Internal Revenue Code, individuals are allowed to make annual contributions to an IRA of up to the lesser of the specified annual amount or 100% of the compensation includable in their gross income. All or a portion of these contributions may be deductible, depending on the person's income.


Distributions from certain pension plans may be rolled over into an IRA on a tax-deferred basis without regard to these limits. So-called SIMPLE IRAs under
Section 408(p) of the Internal Revenue Code and Roth IRAs under Section 408A may also be used in connection with variable annuity contracts.

SIMPLE IRAs allow employees to defer a percentage of annual compensation up to $6,500 to a retirement plan, if the sponsoring employer makes matching or non-elective contributions that meet the requirements of the Internal Revenue Code. The penalty for a distribution from a SIMPLE IRA that occurs within the first two years after the employee begins to participate in the plan is 25%, instead of the usual 10%.

Contributions to Roth IRAs are not tax-deductible, and contributions must be made in cash or as a rollover or transfer from another Roth IRA or IRA. You may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. A rollover or conversion of an IRA to a Roth IRA may be subject to tax.

Distributions from Roth IRAs are generally not taxed. In addition to the 10% penalty which generally applies to distributions made before age 59 1/2, a 10% penalty will be imposed for any distribution made from a Roth IRA during the five taxable years starting after you (or your spouse) first contribute to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.


--------------
34  PROSPECTUS
--------------

Corporate pension and profit-sharing plans

Under Section 401(a) of the Internal Revenue Code, corporate employers are allowed to establish various types of retirement plans for employees, and self-employed individuals are allowed to establish qualified plans for themselves and their employees.

Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means of providing benefit payments, unless the plan complies with all applicable requirements before transferring the contract.

Tax-sheltered annuities

Under Section 403(b) of the Internal Revenue Code, public schools and other eligible employers are allowed to purchase annuity contracts and mutual fund shares through custodial accounts on behalf of employees. Generally, these purchase payments are excluded for tax purposes from employee gross incomes. However, these payments may be subject to FICA (Social Security) taxes.

Distributions of salary reduction contributions and earnings (other than your salary reduction accumulation as of December 31, 1988) are not allowed before age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

Penalty tax on certain withdrawals - Distributions from certain qualified contracts may be subject to ordinary income taxes and a 10% federal tax penalty on the amount treated as income. However, there is generally no penalty on distributions that are:

o     made on or after the taxpayer reaches 59 1/2

o     made on or after the death of an owner

o     attributable to the taxpayer's becoming disabled

o     made to pay deductible medical expenses

o     made to pay medical insurance premiums if you are unemployed

o     made to pay for qualified higher education expenses

o     made for a qualified first time home purchase up to $10,000

o     for IRS levies, or

o made as part of a series of substantially equal periodic payments for the life or life expectancy of the taxpayer.

If you receive systematic payments that you intend to qualify for the substantially equal periodic payment exception, changes to your systematic payments before you reach age 59 1/2 or within five years (whichever is later) after beginning your systematic payments will result in the retroactive imposition of the 10% tax penalty with interest.

Other exceptions may apply under certain circumstances. Special rules may also apply to the exceptions noted above. You should consult a tax adviser with regard to exceptions from the tax penalty.


                                                                  --------------
                                                                  PROSPECTUS  35
                                                                  --------------

Other tax issues

You should note that the annuity contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the contract value. The death benefit could be viewed as an incidental benefit, the amount of which is limited in any 401(a) or 403(b) plan. Because the death benefit may exceed this limitation, employers using the contract in connection with corporate pension and profit-sharing plans, or tax-sheltered annuities, should consult their tax adviser. The IRS has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as those available under this contract comport with IRA qualification requirements.


Qualified contracts other than Roth IRAs have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement or consult a tax adviser for more information about these distribution rules. Pension and annuity distributions generally are subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients generally are provided the opportunity to elect not to have tax withheld from distributions. "Eligible rollover distributions" from section 401(a), 403(a) and 403(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or the employee's surviving spouse in the case of the employee's death) from such a plan, except certain distributions such as distributions required by the Internal Revenue Code, or distributions of certain after-tax contributions, hardship distributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, if the employee chooses a direct rollover from the plan to another tax-qualified plan or IRA.


      Gender-neutral and gender-distinct tables
--------------------------------------------------------------------------------
      As a result of a 1983 U.S. Supreme Court ruling, employer-related plans must use rate tables that are gender-neutral to calculate annuity purchase rates. We have revised our tables for employer-related plans and filed them in the states where we do business. We will continue to use our gender-distinct tables in all other contracts, unless it is prohibited by state law. In those cases our gender-neutral tables will be used.

Our income taxes

At the present time, we make no charge for any Federal, state or local taxes -- other than the charge for state and local premium taxes that we incur -- that may be attributable to the investment divisions of the Separate Account or to the contracts. We do have the right in the future to make additional charges for any such tax or other economic burden resulting from the application of the tax laws that we determine is attributable to the investment divisions of the Separate Account or the contracts.

Under current laws in several states, we may incur state and local taxes in addition to premium taxes. These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.

Possible tax law changes

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or otherwise. You should consult a tax adviser with respect to legislative developments and their effect on the contracts.


--------------
36  PROSPECTUS
--------------

We have the right to modify the contracts in response to legislative changes that could otherwise diminish the favorable tax treatment annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend this summary as tax advice.

Performance results

From time to time, we may show performance information for the Separate Account's investment divisions in advertisements, sales literature or other materials provided to existing or prospective contract owners. These materials are based upon historical information and are not necessarily representative of future performance. More detail about historical performance appears in the Statement of Additional Information. When we show performance, we'll always include SEC standard performance, which reflects all fees and charges for specified periods. We may also show non-standard performance, for example, without showing the effect of certain charges such as deferred sales charges.

Among the key performance measures we use are total returns and yields.

Total returns include: average annual total return, total return, and change in accumulation unit value -- all of which reflect the change in the value of an investment in an investment division of the Separate Account over a specified period, assuming the reinvestment of all income dividends and capital gains distributions.

Yield figures may be quoted for investments in shares of The Guardian Cash Fund and other investment divisions. Current yield is a measure of the income earned on a hypothetical investment over a specified base period of seven days for The Guardian Cash Fund investment division, and 30 days (or one month) for other investment divisions. Effective yield is another measure which may be quoted by The Guardian Cash Fund investment division, which assumes that the net investment income earned during a base period will be earned and reinvested for a year. Yields are expressed as a percentage of the value of an accumulation unit at the beginning of the base period. Yields are annualized, which assumes that an investment division will generate the same level of net investment income over a one-year period. However, yields fluctuate daily.

Advertisements and sales literature for the Separate Account's investment divisions may compare a Fund's performance to that of investments offered through the separate accounts of other insurance companies that have similar investment objectives or programs. Promotional material may also compare a Fund's performance to one or more indices of the types of securities which the Fund buys and sells for its portfolio. Performance comparisons may be illustrated by tables, graphs or charts. Additionally, promotional material may refer to:

o     the types and characteristics of certain securities

o     features of a Fund's portfolio


                                                                  --------------
                                                                  PROSPECTUS  37
                                                                  --------------

o     financial markets

o     historical, current or perceived economic trends, and

o     topics of general investor interest, such as personal financial planning.

In addition, advertisements and sales literature may refer to or reprint all or portions of articles, reports or independent rankings or ratings which relate specifically to the investment divisions or to other comparable investments. However, such material will not be used to indicate future performance.

Advertisements and sales literature about the variable annuity contracts and the Separate Account may also refer to ratings given to GIAC by insurance company rating organizations such as:

o     Moody's Investors Service, Inc.

o     Standard & Poor's Ratings Group

o     A.M. Best & Co.

o     Duff & Phelps.

These ratings relate only to GIAC's ability to meet its obligations under the contracts' fixed-rate option and to pay death benefits provided under the contracts, not to the performance of the variable investment options.


Further information about the performance of each investment division is contained in their respective annual reports, which may be obtained from GIS free of charge.


YOUR RIGHTS AND RESPONSIBILITIES

Voting rights

We own the Fund's shares, but you may have voting rights in the various Funds. To the extent that we are required by law, we will cast our votes according to the instructions of those contract owners who have an interest in variable investment options investing in Funds holding a shareholder vote, as of the shareholder meeting record date. Those votes for which we receive no instructions will be voted in the same proportion as those we have received instructions for. We'll solicit instructions when the Funds hold shareholder votes. We have the right to restrict contract owner voting instructions if the laws change to allow us to do so.

The owner of the contract has voting rights until the date annuity payments begin. After that date, rights switch to the annuitant. Voting rights diminish with the reduction of your contract value. The fixed-rate option has no voting rights.


--------------
38  PROSPECTUS
--------------

TELEPHONE AND ELECTRONIC SERVICES

We will process certain transactions by telephone if you have authorized us to do so. We currently take fund transfer requests and changes in future allocations over the phone. If you would like this privilege, please complete an authorization form, or complete the appropriate section of your application. Once we have your authorization on file, you can authorize permitted transactions over the telephone by calling 1-800-533-0099 between 9:00 a.m. and 3:30 p.m. Eastern time on any day we are open for business.

In addition to telephone services, in the future we anticipate offering you the ability to use your personal computer to receive documents electronically, review your account information and to perform other specified transactions. We will notify you as these electronic services become available. At that time, if you want to participate in any or all of our electronic programs, we will ask that you visit our website for information and registration. You may also be able to register by other forms of communication. If you choose to participate in the electronic document delivery program, you will receive financial reports, prospectuses, confirmations and other information via the Internet. You will not receive paper copies.

Generally, you are automatically eligible to use these services when they are available. You must notify us if you do not want to participate in any or all of these programs. You may reinstate these services at any time. You bear the risk of possible loss if someone gives us unauthorized or fraudulent registration or instructions for your account so long as we believe the registration or instructions to be genuine and we have followed reasonable procedures to confirm that the registration or instructions communicated by telephone or electronically are genuine. If we do not follow reasonable procedures to confirm that the registration or instructions communicated by telephone or electronically are genuine, we may be liable for any losses. Please take precautions to protect yourself from fraud. Keep your account information and PIN number private and immediately review your statements and confirmations. Contact us immediately about any transactions you believe to be unauthorized.

We may change, suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right to refuse any transaction request that we believe would be disruptive to contract administration or is not in the best interests of the contractowners or the Separate Account. Telephone and Internet services may be interrupted or response times slow if we are experiencing physical or technical difficulties, or economic or market emergency conditions. While we are experiencing such difficulties we ask you to send your request by regular or express mail and we will process it using the accumulation unit value first calculated after we receive the request. We will not be responsible or liable for: any inaccuracy, error or delay in or omission of any information you transmit or deliver to us; any loss or damage you may incur because of such inaccuracy, error, delay, omission or non-performance; or any interruption resulting from emergency circumstances.



                                                                  --------------
                                                                  PROSPECTUS  39
                                                                  --------------

Your right to cancel the contract

During the 10-day period after receiving your contract, the free-look period, you have the right to examine your contract and return it for cancellation if you change your mind about buying it. Longer periods may apply in some states.

Upon cancellation and as required by state law or regulation, we'll refund to you either:

o     the total amount you paid for the contract; or

o the sum of the surrender value of the contract, plus the difference between the premiums you paid (including any contract fees or other charges) and the amounts allocated to the variable and fixed-rate investment options under the contract.

Distribution of the contract


The variable annuity contracts are sold by insurance agents who are licensed by GIAC and who are either registered representatives of GIS or of broker-dealer firms which have entered into sales agreements with GIS and GIAC. GIS and such other broker-dealers (including Park Avenue Securities LLC, a wholly owned subsidiary of GIAC) are members of the National Association of Securities Dealers, Inc.


GIAC will generally pay commissions to these individuals or broker-dealer firms for the sale of contracts. When we compensate a firm, the representative responsible for the sale of the contract will receive a portion of the compensation based on the practice of the firm. Commissions may vary, but will not exceed the limits of applicable laws and regulations.

Currently, there are several compensation programs from which these individuals or firms may choose. One compensation program is based on a percentage of each contract premium payment up to a maximum of 7%. The other compensation programs provide a lower initial commission on each premium payment but allow for ongoing annual compensation based on a percentage of the contract value. Typically, the additional annual compensation begins only after the completion of a certain number of contract years. Also, additional annual compensation may be payable while certain contract riders are in effect. The maximum annual compensation possible based on contract value is 1%.

We reserve the right to pay any compensation permissible under applicable state law and regulations, including for example, additional sales or service compensation while a contract is in force or additional amounts paid in connection with special promotional incentives. In addition, we may compensate certain individuals or firms for the sale of contracts in the form of commission overrides, expense allowances, bonuses, wholesaler fees and training allowances. Individuals may also qualify for non-cash compensation such as expense-paid trips and educational seminars.


--------------
40  PROSPECTUS
--------------

If you return your contract under the right to cancel provisions, the representative may have to return some or all of any commissions we have paid.

The fees and charges imposed under the contract defray the costs of commissions and other sales expenses. You are not charged directly for commissions or other compensation paid for the sale of contracts.


The principal underwriter of the contracts is GIS, located at 7 Hanover Square, New York, New York 10004.

SPECIAL TERMS USED IN THIS PROSPECTUS


Accumulation Period: The period between the issue date of the contract and the retirement date.

Accumulation Unit: A measure used to determine the value of a contract owner's interest under the contract before annuity payments begin. The contract has variable accumulation units and fixed accumulation units.

Accumulation Value: The value of all the accumulation units in the variable investment options and/or the fixed-rate option credited to a contract.

Annuitant: The person on whose life the annuity payments are based and on whose death, prior to the retirement date, benefits under the contract are paid.

Retirement Date: The date on which annuity payments under the contract begin.

Annuity Payments: Periodic payments, either variable or fixed in nature, made by GIAC to the contract owner at monthly intervals after the retirement date.

Annuity Unit: A measure used to determine the amount of any variable annuity payment.

Business Day: Each day the New York Stock Exchange is open for trading and GIAC is open for business.

Contract Anniversary Date: The annual anniversary measured from the issue date of the contract.

Contract owner: You (or your); the person(s) or entity designated as the owner in the contract.

Funds: The open-end management investment companies, each corresponding to a variable investment option. The Funds are listed on the front cover of this prospectus.


                                                                  --------------
                                                                  PROSPECTUS  41
                                                                  --------------

Good Order: Notice from any party authorized to initiate a transaction under this contract, received in a format satisfactory to GIAC at its customer service office, that contains all information required by GIAC to process that transaction.

Valuation Period: The time period from the determination of one accumulation unit and annuity unit value to the next.

Variable Investment Options: The Funds underlying the contract are the variable investment options -- as distinguished from the fixed-rate option -- available for allocations of net premium payments and accumulation values.

OTHER INFORMATION

Legal Proceedings

Neither the Separate Account nor GIAC is a party to any pending material legal proceeding.

Where to get more information

Our Statement of Additional Information (SAI) has more details about the contracts described in this prospectus. If you would like a free copy, please call us toll-free at 1-800-221-3253, or write to us at the following address:


The Guardian Insurance & Annuity Company, Inc.
  Customer Service Office
  Box 26210
  Lehigh Valley, Pennsylvania 18002


The SAI contains the following information:

o     Services to the Separate Account

o     Annuity payments

o     Tax status of the contracts

o     Performance data

o     Valuation of assets of the Separate Account

o     Transferability restrictions

o     Experts

o     Financial statements


--------------
42  PROSPECTUS
--------------

--------------------------------------------------------------------------------
      APPENDIX A SUMMARY FINANCIAL INFORMATION
--------------------------------------------------------------------------------


The following two charts containing accumulation unit information for the time periods indicated are derived from the financial statements of Separate Account D, which were audited by PricewaterhouseCoopers LLP, independents accountants, for the year ending December 31, 2001. The data in the charts should be read in conjunction with the financial statements, related notes and other financial information for Separate Account D which are included in the Statement of Additional Information.


The Separate Account commenced operations on January 16, 1990. All accumulation unit values when they first became available began at an accumulation unit value of $10.00. If no data appears for a particular accumulation unit value, then that funding option was not available at that time or there were no outstanding accumulation units. The accumulation unit value as indicated for the end of one year is also the accumulation unit value at the beginning of the next year. All footnotes appear at the end of the charts.

There are no outstanding accumulation units for contracts including the contract anniversary death benefit rider. Therefore, no information is presented in the table for this contract type.

Variable accumulation unit value for an accumulation unit value outstanding throughout the period:




                                                                                                   CONTRACT TYPE
                                                                                           -----------------------------
                                                                                                               7-YEAR
                                                                                                                DEATH
                                                                                YEAR                          BENEFIT
INVESTMENT OPTION                                                                END              BASIC         RIDER(1)

------------------------------------------------------------------------------------------------------------------------
The Guardian Cash Fund                                                          2001          $  15.347       $   11.468
                                                                                2000             14.988           11.234
                                                                                1999             14.301           10.751
                                                                                1998             13.808           10.411
                                                                                1997             13.289           10.050
                                                                                1996             12.785
                                                                                1995             12.319
                                                                                1994             11.809
                                                                                1993             11.507
                                                                                1992             11.341
                                                                                1991             11.115
------------------------------------------------------------------------------------------------------------------------
The Guardian Stock Fund                                                         2001             35.228           10.042
                                                                                2000             45.366           12.971
                                                                                1999             56.237           16.128
                                                                                1998             43.374           12.476
                                                                                1997             36.607           10.561
                                                                                1996             27.313
                                                                                1995             21.775
                                                                                1994             16.359
                                                                                1993             16.763
                                                                                1992             14.136
                                                                                1991             11.910
------------------------------------------------------------------------------------------------------------------------
The Guardian Bond Fund                                                          2001             21.077           12.244
                                                                                2000             19.586           11.412
                                                                                1999             18.009           10.526
                                                                                1998             18.373           10.771
                                                                                1997             17.195           10.110
                                                                                1996             15.960
                                                                                1995             15.695
                                                                                1994             13.503
                                                                                1993             14.149
                                                                                1992             13.029
                                                                                1991             12.238
------------------------------------------------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund                                               2001             12.245           10.846
                                                                                2000             13.439           11.939
                                                                                1999             14.071           12.538
                                                                                1998             10.540            9.421
                                                                                1997             11.314 (2)       10.143
------------------------------------------------------------------------------------------------------------------------
The Guardian VC 500 Index Fund (6)                                              2001              8.355            8.315
                                                                                2000              9.597            9.579
------------------------------------------------------------------------------------------------------------------------


--------                                                          --------------
APPENDIX                                                          PROSPECTUS  43
--------                                                          --------------

APPENDIX A


                                                                                                   CONTRACT TYPE
                                                                                           -----------------------------
                                                                                                               7-YEAR
                                                                                                                DEATH
                                                                                YEAR                          BENEFIT
INVESTMENT OPTION                                                                END              BASIC         RIDER(1)

------------------------------------------------------------------------------------------------------------------------
The Guardian VC Asset Allocation Fund (6)                                       2001          $   9.391       $    9.346
                                                                                2000             10.444           10.425
------------------------------------------------------------------------------------------------------------------------
The Guardian VC High Yield Bond Fund (6)                                        2001              9.842            9.795
                                                                                2000              9.615
------------------------------------------------------------------------------------------------------------------------
Gabelli Capital Asset Fund                                                      2001             23.004           14.542
                                                                                2000             22.690           14.386
                                                                                1999             21.746           13.830
                                                                                1998             18.362           11.712
                                                                                1997             16.629           10.639
                                                                                1996             11.798
                                                                                1995             10.751 (3)
------------------------------------------------------------------------------------------------------------------------
Baillie Gifford International Fund                                              2001             18.158           10.689
                                                                                2000             23.077           13.626
                                                                                1999             29.183           17.284
                                                                                1998             21.222           12.606
                                                                                1997             17.717           10.556
                                                                                1996             16.012
                                                                                1995             14.036
                                                                                1994             12.766
                                                                                1993             12.803
                                                                                1992              9.662
                                                                                1991             10.739 (4)
------------------------------------------------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund                                           2001              9.900            9.948
                                                                                2000              9.422            9.496
                                                                                1999             13.203           13.347
                                                                                1998              7.754            7.861
                                                                                1997             10.711           10.893
                                                                                1996             10.626
                                                                                1995              8.629
                                                                                1994              8.782 (5)
------------------------------------------------------------------------------------------------------------------------
Value Line Centurion Fund                                                       2001             38.524           11.526
                                                                                2000             46.586           13.980
                                                                                1999             53.845           16.207
                                                                                1998             42.480           12.824
                                                                                1997             33.714           10.208
                                                                                1996             28.097
                                                                                1995             24.224
                                                                                1994             17.495
                                                                                1993             18.099
                                                                                1992             16.766
                                                                                1991             16.012
------------------------------------------------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust                                     2001             38.161           13.613
                                                                                2000             44.335           15.862
                                                                                1999             43.994           15.788
                                                                                1998             35.780           12.888
                                                                                1997             28.415           10.259
                                                                                1996             24.854
                                                                                1995             21.700
                                                                                1994             17.079
                                                                                1993             18.164
                                                                                1992             16.427
                                                                                1991             14.445
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund (6)                                          2001              7.225            7.191
                                                                                2000              9.527            9.510
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Utilities Fund (6)                                              2001              7.331            7.296
                                                                                2000             10.290           10.272
------------------------------------------------------------------------------------------------------------------------

AIM V.I. Premier Equity Fund (6)                                                2001              8.004            7.966
(formerly AIM V.I. Value Fund)                                                  2000              9.261            9.244
------------------------------------------------------------------------------------------------------------------------



--------------                                                          --------
44  PROSPECTUS                                                          APPENDIX
--------------                                                          --------

APPENDIX A


                                                                                                   CONTRACT TYPE
                                                                                           -----------------------------
                                                                                                               7-YEAR
                                                                                                                DEATH
                                                                                YEAR                          BENEFIT
INVESTMENT OPTION                                                                END              BASIC         RIDER(1)

------------------------------------------------------------------------------------------------------------------------
Davis Financial Portfolio (6)                                                   2001            $10.888          $10.836
                                                                                2000             12.289           12.267
------------------------------------------------------------------------------------------------------------------------
Davis Real Estate Portfolio (6)                                                 2001             11.857           11.800
                                                                                2000             11.370           11.350
------------------------------------------------------------------------------------------------------------------------
Davis Value Portfolio (6)                                                       2001              9.159            9.115
                                                                                2000             10.340           10.321
------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio (Service Class) (6)                           2001              8.695            8.653
                                                                                2000             10.037           10.018

------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (Service Class) (6)                        2001             10.225           10.176
                                                                                2000             10.898           10.879
------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio (Service Class) (6)                 2001              8.014            7.976
                                                                                2000              9.475            9.458
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio (Service Class) (6)                              2001             12.144           12.085
                                                                                2000             12.712           12.689

------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio (Institutional Shares) (6)              2001              5.066            5.041
                                                                                2000              8.464            8.448
------------------------------------------------------------------------------------------------------------------------
Janus Aspen Capital Appreciation Portfolio (Institutional Shares) (6)           2001              7.143            7.109
                                                                                2000              9.226            9.209
------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio (Institutional Shares) (6)                         2001              6.893            6.860
                                                                                2000              9.265            9.248
------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio (Institutional Shares) (6)               2001              7.008            6.974
                                                                                2000              9.140            9.123
------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series (Initial Class) (6)                                  2001              6.100            6.070
                                                                                2000              9.277            9.261
------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series (Initial Class)                                      2001             10.870           11.009
                                                                                2000             13.084           13.291
                                                                                1999             13.256           13.506
                                                                                1998             12.569           12.845
                                                                                1997             10.395 (2)       10.655
------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series (Initial Class) (6)                                    2001              9.939            9.891
                                                                                2000             10.587           10.568
------------------------------------------------------------------------------------------------------------------------
MFS Research Series (Initial Class) (6)                                         2001              7.540            7.502
                                                                                2000              9.684            9.666
------------------------------------------------------------------------------------------------------------------------

MFS Total Return Series (Initial Class) (6)                                     2001             11.130           11.077
                                                                                2000             11.232           11.212
------------------------------------------------------------------------------------------------------------------------



--------                                                          --------------
APPENDIX                                                          PROSPECTUS  45
--------                                                          --------------

APPENDIX A

Number of accumulation units outstanding at the end of the indicated period:


                                                                                                   CONTRACT TYPE
                                                                                           -----------------------------
                                                                                                               7-YEAR
                                                                                                                DEATH
                                                                                YEAR                          BENEFIT
INVESTMENT OPTION                                                                END              BASIC         RIDER(1)

------------------------------------------------------------------------------------------------------------------------
The Guardian Cash Fund                                                          2001          11,101,327       1,031,906
                                                                                2000           9,896,904         845,837
                                                                                1999          13,934,054       1,084,454
                                                                                1998          14,263,345         626,778
                                                                                1997          13,909,645         259,478
                                                                                1996          14,702,759
                                                                                1995          14,168,060
                                                                                1994          15,006,889
                                                                                1993           9,999,693
                                                                                1992           8,494,270
                                                                                1991           6,714,968
------------------------------------------------------------------------------------------------------------------------
The Guardian Stock Fund                                                         2001          29,533,253       7,249,644
                                                                                2000          37,104,107       9,362,793
                                                                                1999          41,964,138      10,190,342
                                                                                1998          50,156,253       7,683,674
                                                                                1997          55,579,619       3,990,332
                                                                                1996          50,275,930
                                                                                1995          43,472,046
                                                                                1994          35,419,142
                                                                                1993          25,090,864
                                                                                1992          12,672,045
                                                                                1991           6,587,669
------------------------------------------------------------------------------------------------------------------------
The Guardian Bond Fund                                                          2001           7,731,557       1,109,572
                                                                                2000           7,511,758         916,576
                                                                                1999           9,203,256       1,145,593
                                                                                1998          11,326,074         915,799
                                                                                1997          12,034,797         317,240
                                                                                1996          12,663,085
                                                                                1995          13,111,356
                                                                                1994          11,671,070
                                                                                1993          11,792,527
                                                                                1992           8,432,998
                                                                                1991           4,211,457
------------------------------------------------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund                                               2001           2,868,390         292,911
                                                                                2000           3,557,758         410,859
                                                                                1999           3,010,741         706,437
                                                                                1998           3,733,814         820,470
                                                                                1997           3,681,360 (2)     542,814
------------------------------------------------------------------------------------------------------------------------
The Guardian VC 500 Index Fund (6)                                              2001             864,060          72,521
                                                                                2000             115,262           1,582
------------------------------------------------------------------------------------------------------------------------
The Guardian VC Asset Allocation Fund (6)                                       2001             265,382          19,408
                                                                                2000              78,464           3,520
------------------------------------------------------------------------------------------------------------------------
The Guardian VC High Yield Bond Fund (6)                                        2001             204,845           2,876
                                                                                2000              36,359              --
------------------------------------------------------------------------------------------------------------------------
Gabelli Capital Asset Fund                                                      2001           4,047,602         767,170
                                                                                2000           3,881,708         733,340
                                                                                1999           4,615,764       1,089,293
                                                                                1998           5,301,775         974,319
                                                                                1997           4,972,853         570,583
                                                                                1996           3,748,050
                                                                                1995           2,148,368 (3)
------------------------------------------------------------------------------------------------------------------------


--------------                                                          --------
46  PROSPECTUS                                                          APPENDIX
--------------                                                          --------

APPENDIX A


                                                                                                   CONTRACT TYPE
                                                                                           -----------------------------
                                                                                                               7-YEAR
                                                                                                                DEATH
                                                                                YEAR                          BENEFIT
INVESTMENT OPTION                                                                END              BASIC         RIDER(1)

------------------------------------------------------------------------------------------------------------------------
Baillie Gifford International Fund                                              2001           7,402,239         838,502
                                                                                2000           9,771,054       1,154,056
                                                                                1999          11,223,178       1,457,210
                                                                                1998          13,245,135       1,040,689
                                                                                1997          14,456,736         513,510
                                                                                1996          15,094,820
                                                                                1995          13,864,952
                                                                                1994          15,074,816
                                                                                1993           8,565,453
                                                                                1992           3,070,849
                                                                                1991           1,314,611 (4)
------------------------------------------------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund                                           2001           2,046,816         147,733
                                                                                2000           2,482,908         184,854
                                                                                1999           3,055,038         353,384
                                                                                1998           2,924,415         356,230
                                                                                1997           4,422,388         327,148
                                                                                1996           3,371,380
                                                                                1995           1,440,233
                                                                                1994             606,438 (5)
------------------------------------------------------------------------------------------------------------------------
Value Line Centurion Fund                                                       2001           5,814,117       1,018,409
                                                                                2000           7,206,185       1,235,716
                                                                                1999           8,400,109       1,532,459
                                                                                1998           9,176,838       1,044,912
                                                                                1997          10,475,161         628,226
                                                                                1996           5,944,240
                                                                                1995           9,664,499
                                                                                1994           8,309,405
                                                                                1993           7,416,828
                                                                                1992           5,662,551
                                                                                1991           3,250,662
------------------------------------------------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust                                     2001          17,377,163       3,731,307
                                                                                2000          20,945,510       4,407,994
                                                                                1999          23,900,039       4,795,070
                                                                                1998          27,209,665       3,004,574
                                                                                1997          30,381,124       1,389,018
                                                                                1996          31,212,411
                                                                                1995          28,610,833
                                                                                1994          27,391,820
                                                                                1993          23,033,364
                                                                                1992          13,179,119
                                                                                1991           5,217,022
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund (6)                                          2001             543,701          47,001
                                                                                2000             554,443          59,188
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Utilities Fund (6)                                              2001             132,578           3,843
                                                                                2000              55,284           4,021
------------------------------------------------------------------------------------------------------------------------

AIM V.I. Premier Equity Fund (6)                                                2001             752,786          67,962
(formerly AIM V.I. Value Fund)                                                  2000             347,685          10,882

------------------------------------------------------------------------------------------------------------------------
Davis Financial Portfolio (6)                                                   2001             375,499          26,910
                                                                                2000             163,661          35,571
------------------------------------------------------------------------------------------------------------------------

Davis Real Estate Portfolio (6)                                                 2001             163,258          24,931
                                                                                2000             101,524          15,795

------------------------------------------------------------------------------------------------------------------------
Davis Value Portfolio (6)                                                       2001           1,622,210         160,700
                                                                                2000             772,430          47,021
------------------------------------------------------------------------------------------------------------------------


--------                                                          --------------
APPENDIX                                                          PROSPECTUS  47
--------                                                          --------------

APPENDIX A


                                                                                                   CONTRACT TYPE
                                                                                           -----------------------------
                                                                                                               7-YEAR
                                                                                                                DEATH
                                                                                YEAR                          BENEFIT
INVESTMENT OPTION                                                                END              BASIC         RIDER(1)

------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (Service Class) (6)                           2001             930,322          75,177
                                                                                2000             255,412          15,882
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (Service Class) (6)                        2001             729,421         104,223
                                                                                2000              67,729          14,151
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio (Service Class) (6)                 2001              87,433           5,751
                                                                                2000              21,115           1,719
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio (Service Class) (6)                              2001           1,398,815          89,713
                                                                                2000           1,167,489          96,187
------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio (Institutional Shares) (6)              2001             615,473          48,567
                                                                                2000             868,436          32,561
------------------------------------------------------------------------------------------------------------------------
Janus Aspen Capital Appreciation Portfolio (Institutional Shares) (6)           2001             664,090          60,384
                                                                                2000             458,794          31,021
------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio (Institutional Shares) (6)                         2001             732,194         131,473
                                                                                2000             549,607          93,712
------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio (Institutional Shares) (6)               2001           1,510,751         206,264
                                                                                2000           1,064,845         124,924
------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series (Initial Class) (6)                                  2001             351,543          16,806
                                                                                2000             310,649          17,227
------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series (Initial Class)                                      2001           1,377,253         225,960
                                                                                2000           1,708,374         272,814
                                                                                1999           2,473,303         632,195
                                                                                1998           2,439,680         664,067
                                                                                1997             445,841 (2)      41,031
------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series (Initial Class) (6)                                    2001             576,897          37,658
                                                                                2000             254,820          73,361
------------------------------------------------------------------------------------------------------------------------
MFS Research Series (Initial Class) (6)                                         2001             301,375          21,250
                                                                                2000             205,060           8,811
------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series (Initial Class) (6)                                     2001           1,377,004          58,131
                                                                                2000             170,331          11,957
------------------------------------------------------------------------------------------------------------------------

1. The 7 Year Enhanced Death Benefit rider became available under this contract commencing November 12, 1997.
2.    Commencing July 16, 1997.
3.    Commencing May 1, 1995.
4.    Commencing February 8, 1991.
5.    Commencing October 17, 1994.
6.    Commencing May 1, 2000.


--------------                                                          --------
48  PROSPECTUS                                                          APPENDIX
--------------                                                          --------

THE GUARDIAN INVESTOR(R)
INDIVIDUAL DEFERRED
VARIABLE ANNUITY CONTRACTS

Issued Through The Guardian Separate Account D of
The Guardian Insurance & Annuity Company, Inc.


Statement of Additional Information dated May 1, 2002

This Statement of Additional Information is not a prospectus but should be read in conjunction with the current Prospectus for The Guardian Separate Account D (marketed under the name "The Guardian Investor") dated May 1, 2002.


A free Prospectus is available upon request by writing or calling:

                 The Guardian Insurance & Annuity Company, Inc.
                             Customer Service Office
                                 P.O. Box 26210
                        Lehigh Valley, Pennsylvania 18002
                                 1-800-221-3253

Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the Prospectus.

                 TABLE OF CONTENTS

                                                                            Page
                                                                            ----

                 Services to the Separate Account .....................     B-2

                 Annuity Payments .....................................     B-2

                 Tax Status of the Contracts ..........................     B-3

                 Performance Data .....................................     B-4

                 Valuation of Assets of the Separate Account ..........     B-17

                 Transferability Restrictions .........................     B-17

                 Experts -- Financial Statements ......................     B-18


EB-013286  5/02

                                                                             ---
STATEMENT OF ADDITIONAL INFORMATION                                          B-1
                                                                             ---

SERVICES TO THE SEPARATE ACCOUNT

The Guardian Insurance & Annuity Company, Inc. ("GIAC") maintains the books and records of The Guardian Separate Account D (the "Separate Account"). GIAC, a wholly owned subsidiary of The Guardian Life Insurance Company of America, acts as custodian of the assets of the Separate Account. GIAC bears all expenses incurred in the operations of the Separate Account, except the mortality and expense risk charge and the administrative charge (as described in the Prospectus), which are borne by the contract owner.


Guardian Investor Services LLC ("GIS"), a wholly owned subsidiary of GIAC, serves as principal underwriter for the Separate Account pursuant to a distribution and service agreement between GIAC and GIS. The contracts are offered continuously and are sold by GIAC insurance agents who are registered representatives of either Park Avenue Securities LLC or of other broker-dealers which have selling agreements with GIS and GIAC. In the years 2001, 2000, and 1999, GIAC paid commissions through GIS with respect to the sales of variable annuity contracts in the amount of $33,476,514, $48,391,404, and $32,178,498, respectively.


ANNUITY PAYMENTS

The objective of the contracts is to provide benefit payments (known as annuity payments) which will increase at a rate sufficient to maintain purchasing power at a constant level. For this to occur, the actual net investment return must exceed the assumed investment return of 4% by an amount equal to the rate of inflation. Of course, no assurance can be made that this objective will be met. If the assumed interest return were to be increased, benefit payments would start at a higher level but would increase more slowly or decrease more rapidly. Likewise, a lower assumed interest return would provide a lower initial payment with greater increases or lesser decreases in subsequent annuity payments.

Value of an Annuity Unit: The value of an annuity unit is determined independently for each of the Variable Investment Options. For any valuation period, the value of an annuity unit is equal to the value for the immediately preceding valuation period multiplied by the annuity change factor for the current valuation period. The annuity unit value for a valuation period is the value determined as of the end of such period. The annuity change factor is equal to the net investment factor for the same valuation period adjusted to neutralize the assumed investment return used in determining the annuity payments. The net investment factor is reduced by the amount of the mortality and expense risk charge on an annual basis during the life of the contract. The dollar amount of any monthly payment due after the first monthly payment under a Variable Investment Option will be determined by multiplying the number of annuity units by the value of an annuity unit for the valuation period ending ten (10) days prior to the valuation period in which the monthly payment is due.

Determination of the First Monthly Annuity Payment: At the time annuity payments begin, the value of the contract owner's account is determined by multiplying the appropriate variable or fixed accumulation unit value on the valuation period ten (10) days before the date the first variable or fixed annuity payment is due by the corresponding number of variable or fixed accumulation units credited to the contract owner's account as of the date the first annuity payment is due, less any applicable premium taxes not previously deducted.

The contracts contain tables reflecting the dollar amount of the first monthly payment which can be purchased with each $1,000 of value accumulated under the contract. The amounts depend on the variable or fixed annuity payout option selected, the mortality table used under the contract (the 1983 Individual Mortality Table a projected using Scale G) and the nearest age of the annuitant. The first annuity payment is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. Currently, we are using annuity purchase rates we believe to be more favorable to you than those in your contract. We may change these rates from time to time, but the rate will never be less favorable than those guaranteed in your contract.

Determination of the Second and Subsequent Monthly Variable Annuity Payments:
The amount of the second and subsequent variable annuity payments is determined by multiplying the number of annuity units by the appropriate annuity unit value as of the valuation period ten (10) days prior to the day such payment is due. The number of annuity units under a contract is determined by dividing the first monthly variable annuity payment by the value of the appropriate Annuity Unit on the date of such payment. This number of annuity units remains fixed during


---
B-2                                                        THE GUARDIAN INVESTOR
---
the variable annuity payment period, provided no transfers among the variable investment options are made. If a transfer among the variable investment options is made, the number of annuity units will be adjusted accordingly.

The assumed investment return of 4% under the contract is the measuring point for subsequent variable annuity payments. If the actual net investment return (on an annual basis) remains constant at 4%, the variable annuity payments will remain constant. If the actual net investment rate exceeds 4%, the variable annuity payment will increase at a rate equal to the amount of such excess. Conversely, if the actual rate is less than 4%, variable annuity payments will decrease.

The second and subsequent monthly payments made under a fixed annuity payout option will be equal to the amount of the first monthly fixed annuity payment (described above).

TAX STATUS OF THE CONTRACTS

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

Diversification Requirements. The Internal Revenue Code of 1986, as amended ("Code") requires that the investments of each investment division of the separate account underlying the contracts be "adequately diversified" in order for the contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of our contracts, such as the flexibility of an owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, have not been explicitly addressed in published rulings. While we believe that the contracts do not give owners investment control over separate account assets, we reserve the right to modify the contracts as necessary to prevent an owner from being treated as the owner of the separate account assets supporting the contract.

Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of a holder of the contract. Specifically, section 72(s) requires that (a) if any holder dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such holder's death; and (b) if any holder dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such holder's death. These requirements will be considered satisfied as to any portion of a holder's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the holder's death. The designated beneficiary refers to a natural person designated by the holder as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased holder, the contract may be continued with the surviving spouse as the new holder.

The non-qualified contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to qualified contracts.


                                                                             ---
STATEMENT OF ADDITIONAL INFORMATION                                          B-3
                                                                             ---

PERFORMANCE DATA


The tables below provide performance results for each of the Separate Account's Investment Divisions through December 31, 2001. The results shown in this section are not an estimate or guarantee of future investment performance, and do not represent the actual experience of amounts invested by a particular contract owner. The first table below provides standardized performance results for the Separate Account's Investment Division from commencement of operations of the Separate Account or, if later, the availability of the Investment Division within the Separate Account. The second table below provides non-standard performance information for each Investment Division reflecting the investment experience of its underlying Funds for periods prior to the commencement of operations of the Separate Account (January 16, 1990) if the Funds existed prior to such date. Results for both tables were calculated by applying all contract and Separate Account level charges. For the second table, these contract and Separate Account level charges were applied to the historical Fund performance results for such prior periods. During such prior periods, the Funds were utilized as the underlying Funds for other separate accounts of GIAC which were established in connection with the issuance of other variable contracts.


Average Annual Total Return Calculations

Average annual total return calculations illustrate each Investment Division's average annual total return over the periods shown. The average annual total return for an Investment Division for a specified period is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated period, according to the following formula:

        P(1 + T)^n = ERV

Where:  P          = A hypothetical purchase of $1,000 from which no sales load is deducted.

        T          = average annual total return.

        n          = number of years.

        ERV        = ending redeemable value of the hypothetical $1,000 purchase at the end of the period.

The calculations assume that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period, that no transfers or additional purchase payments were made and that the surrender of the contract is at the end of each period. The Investment Division's average annual total return is the annual rate that would be necessary to achieve the ending value of an investment kept in the Investment Division for the period specified. Two types of average annual total return calculations can be shown - standard and non-standard. Standard average annual return calculations reflect all charges assessed against a contract and at the Separate Account level except for any annuity taxes that may be payable. The charges reflected include any applicable contingent deferred sales charge; the mortality and expense risk charge; and a pro-rated portion of the contract administration fee. See the Prospectus for a detailed description of such charges.

Non-standard average annual total returns are calculated in the same manner as standard returns but may utilize different assumptions and time periods.

The first section of each of the following tables was calculated using the standardized method prescribed by the Securities and Exchange Commission.

The second section of each of the following tables was calculated in the same manner as the first except that no contingent deferred sales charge was deducted since it is assumed that the Contract continues through the end of each period.


---
B-4                                                        THE GUARDIAN INVESTOR
---

Table I - Standard
BASIC CONTRACT

                                               Average Annual Total Return for a

                                               Contract Surrendered on 12/31/01                 Average Annual
                                           (FP = Flexible Premium Payment Contract;         Total Return on 12/31/01

                                             SP = Single Premium Payment Contract)        Assuming Contract Continues
                                           ----------------------------------------     ------------------------------
                            Commencement          Length of Investment Period             Length of Investment Period
                             of Separate   ----------------------------------------     ------------------------------
                                 Account                              Ten Years (or                      Ten Years (or
                          Operations or,                                 Since Fund                         Since Fund
Investment Division       if Later, Fund                                 Inception,        One     Five     Inception,
Corresponding To            Availability     One Year     Five Years       If Less)       Year    Years       If Less)
-------------------       --------------     --------     ----------  -------------     ------    -----  -------------
The Guardian Cash                            -3.69%FP        2.57%FP        3.19%FP      2.31%    3.63%          3.19%
  Fund ...............           1/19/90     -3.69%SP        3.19%SP        3.19%SP      2.31%    3.63%          3.19%

The Guardian Bond                             1.52%FP        4.65%FP        5.50%FP      7.52%    5.63%          5.50%
  Fund ...............           1/18/90      1.52%SP        5.14%SP        5.50%SP      7.52%    5.63%          5.50%

The Guardian Stock                          -27.07%FP        4.13%FP       11.36%FP    -22.42%    5.13%         11.36%
  Fund ...............           1/16/90    -27.07%SP        4.84%SP       11.36%SP    -22.42%    5.13%         11.36%

The Guardian Small                          -14.42%FP            N/A       -3.39%FP     -8.96%      N/A          4.56%
  Cap Stock Fund .....           7/16/97    -14.42%SP            N/A        3.98%SP     -8.96%      N/A          4.56%

The Guardian VC 500                         -18.24%FP            N/A      -16.80%FP    -13.02%      N/A        -13.48%
  Index Fund .........            6/1/00    -18.24%SP            N/A      -16.80%SP    -13.02%      N/A        -13.48%

The Guardian VC Asset                       -15.55%FP            N/A       -9.66%FP    -10.16%      N/A         -6.05%
  Allocation Fund ....            6/1/00    -15.55%SP            N/A       -9.66%SP    -10.16%      N/A         -6.05%

The Guardian VC High                        -3.73% FP            N/A        -5.30FP      2.27%      N/A         -1.52%
  Yield Bond Fund ....            6/1/00    -3.73% SP            N/A        -5.30SP      2.27%      N/A         -1.52%

Gabelli Capital                              -4.71%FP       13.84%FP       12.77%FP      1.29%   14.19%         13.22%
  Asset Fund .........            5/1/95     -4.71%SP       13.84%SP       13.15%SP      1.29%   14.19%         13.22%

Baillie Gifford                             -26.11%FP        1.35%FP        5.31%FP    -21.39%    2.46%          5.31%
  International Fund .           2/14/91    -26.11%SP        1.91%SP        5.31%SP    -21.39%    2.46%          5.31%

Baillie Gifford
  Emerging Markets                           -1.01%FP       -2.70%FP       -0.22%FP      4.99%   -1.49%         -0.22%
  Fund ...............          10/17/94     -1.01%SP       -2.09%SP       -0.22%SP      4.99%   -1.49%         -0.22%

Value Line Centurion                        -22.34%FP        5.47%FP        9.09%FP    -17.38%    6.43%          9.09%
  Fund ("VLCF") ......           1/23/90    -22.34%SP        5.96%SP        9.09%SP    -17.38%    6.43%          9.09%

Value Line Strategic
  Asset Management                          -19.16%FP        8.00%FP       10.11%FP    -14.00%    8.86%         10.11%
  Trust ("VLSAM") ....           1/22/90    -19.16%SP        8.43%SP       10.11%SP    -14.00%    8.86%         10.11%

MFS Investors Trust                         -21.97%FP        5.00%FP        0.51%FP    -16.99%      N/A          1.81%
  Series .............           7/16/97    -21.97%SP        5.48%SP        1.17%SP    -16.99%      N/A          1.81%

MFS Emerging                                -38.25%FP            N/A      -33.57%FP    -34.31%      N/A        -30.92%
  Growth Series ......            6/1/00    -38.25%SP            N/A      -33.57%SP    -34.31%      N/A        -30.92%

MFS New Discovery                           -11.83%FP            N/A       -9.65%FP     -6.20%      N/A         -6.04%
  Series .............            6/1/00    -11.83%SP            N/A       -9.65%SP     -6.20%      N/A         -6.04%


                                                                             ---
STATEMENT OF ADDITIONAL INFORMATION                                          B-5
                                                                             ---

                                               Average Annual Total Return for a

                                               Contract Surrendered on 12/31/01                 Average Annual
                                           (FP = Flexible Premium Payment Contract;         Total Return on 12/31/01

                                             SP = Single Premium Payment Contract)        Assuming Contract Continues
                                           ----------------------------------------     ------------------------------
                            Commencement          Length of Investment Period             Length of Investment Period
                             of Separate   ----------------------------------------     ------------------------------
                                 Account                              Ten Years (or                      Ten Years (or
                          Operations or,                                 Since Fund                         Since Fund
Investment Division       if Later, Fund                                 Inception,        One     Five     Inception,
Corresponding To            Availability     One Year     Five Years       If Less)       Year    Years       If Less)
-------------------       --------------     --------     ----------  -------------     ------    -----  -------------
MFS Research                                -26.89%FP            N/A      -22.83%FP    -22.22%      N/A        -19.75%
  Series .............            6/1/00    -26.89%SP            N/A      -22.83%SP    -22.22%      N/A        -19.75%

MFS Total Return                             -6.93%FP            N/A        2.14%FP     -0.99%      N/A          5.86%
  Series .............            6/1/00     -6.83%SP            N/A        2.14%SP     -0.99%      N/A          5.86%

AIM V.I. Capital                            -28.78%FP            N/A      -26.63%FP    -24.23%      N/A        -23.70%
  Appreciation Fund ..            6/1/00    -28.78%SP            N/A      -26.63%SP    -24.23%      N/A        -23.70%

AIM V.I. Global                             -33.09%FP            N/A      -24.85%FP    -28.82%      N/A        -21.86%
  Utilities Fund .....            6/1/00    -33.09%SP            N/A      -24.85%SP    -28.82%      N/A        -21.86%

AIM V.I. Premier Equity
  Fund (formerly AIM                        -18.83%FP            N/A      -20.61%FP    -13.65%      N/A        -17.44%
  V.I. Value Fund) ...            6/1/00    -18.83%SP            N/A      -20.61%SP    -13.65%      N/A        -17.44%

Davis Financial                             -16.79%FP            N/A       -1.54%FP    -11.48%      N/A          2.25%
  Portfolio ..........            6/1/00    -16.79%SP            N/A       -1.54%SP    -11.48%      N/A          2.25%

Davis Real Estate                            -1.81%FP            N/A        7.78%FP      4.19%      N/A         11.38%
  Portfolio ..........            6/1/00     -1.81%SP            N/A        7.78%SP      4.19%      N/A         11.38%

Davis Value                                 -16.81%FP            N/A      -11.53%FP    -11.50%      N/A         -8.00%
  Portfolio ..........            6/1/00    -16.81%SP            N/A      -11.53%SP    -11.50%      N/A         -8.00%

Fidelity VIP Growth
  Opportunities                             -20.57%FP            N/A      -20.50%FP    -15.50%      N/A        -17.33%
  Portfolio ..........            6/1/00    -20.57%SP            N/A      -20.50%SP    -15.50%      N/A        -17.33%

Fidelity VIP Equity-                        -11.88%FP            N/A       -4.49%FP     -6.26%      N/A         -0.67%
  Income Portfolio ...            6/1/00    -11.88%SP            N/A       -4.49%SP     -6.26%      N/A         -0.67%

Fidelity VIP Contrafund                     -18.64%FP            N/A      -14.73%FP    -13.45%      N/A        -11.33%
  Portfolio ..........            6/1/00    -18.64%SP            N/A      -14.73%SP    -13.45%      N/A        -11.33%

Fidelity VIP Mid Cap                        -10.29%FP            N/A        2.86%FP     -4.56%      N/A          6.56%
  Portfolio ..........            6/1/00    -10.29%SP            N/A        2.86%SP     -4.56%      N/A          6.56%

Janus Aspen Aggressive                      -43.79%FP            N/A      -43.54%FP    -40.20%      N/A        -41.28%
  Growth Portfolio ...            6/1/00    -43.79%SP            N/A      -43.54%SP    -40.20%      N/A        -41.28%

Janus Aspen Capital
  Appreciation                              -27.28%FP            N/A      -25.76%FP    -22.64%      N/A        -22.79%
  Portfolio ..........            6/1/00    -27.28%SP            N/A      -25.76%SP    -22.64%      N/A        -22.79%

Janus Aspen Growth                          -30.13%FP            N/A      -27.82%FP    -25.67%      N/A        -24.93%
  Portfolio ..........            6/1/00    -30.13%SP            N/A      -27.82%SP    -25.67%      N/A        -24.93%

Janus Aspen Worldwide                       -28.00%FP            N/A      -26.95%FP    -23.40%      N/A        -24.03%
  Growth Portfolio ...            6/1/00    -28.00%SP            N/A      -26.95%SP    -23.40%      N/A        -24.03%


---
B-6                                                        THE GUARDIAN INVESTOR
---

                  CONTRACT WITH 7 YEAR ENHANCED DEATH BENEFIT

                                               Average Annual Total Return for a

                                               Contract Surrendered on 12/31/01                 Average Annual
                                           (FP = Flexible Premium Payment Contract;         Total Return on 12/31/01

                                             SP = Single Premium Payment Contract)        Assuming Contract Continues
                                           ----------------------------------------     ------------------------------
                            Commencement          Length of Investment Period             Length of Investment Period
                             of Separate   ----------------------------------------     ------------------------------
                                 Account                              Ten Years (or                      Ten Years (or
                          Operations or,                                 Since Fund                         Since Fund
Investment Division       if Later, Fund                                 Inception,        One     Five     Inception,
Corresponding To            Availability     One Year     Five Years       If Less)       Year    Years       If Less)
-------------------       --------------     --------     ----------  -------------     ------    -----  -------------
The Guardian Cash                            -4.00%FP        2.25%FP        2.88%FP      2.09%    3.22%          2.88%
  Fund ...............           1/19/90     -4.00%SP        2.79%SP        2.88%SP      2.00%    3.32%          2.88%

The Guardian Bond                             1.19%FP        4.32%FP        5.18%FP      7.19%    5.31%          5.18%
  Fund ...............           1/18/90      1.19%SP        4.82%SP        5.18%SP      7.19%    5.31%          5.18%

The Guardian Stock                          -27.29%FP        3.80%FP       11.03%FP    -22.65%    4.82%         11.03%
  Fund ...............           1/16/90    -27.29%SP        4.32%SP       11.03%SP    -22.65%    4.82%         11.03%

The Guardian Small                          -14.69%FP            N/A        3.06%FP     -9.24%      N/A          4.25%
  Cap Stock Fund .....           7/16/97    -14.69%SP            N/A        3.66%SP     -9.24%      N/A          4.25%

The Guardian VC 500                         -18.48%FP            N/A      -14.45%FP    -13.28%      N/A        -11.03%
  Index Fund .........            6/1/00    -18.48%SP            N/A      -14.45%SP    -13.28%       NA        -11.03%

The Guardian VC Asset                       -15.80%FP            N/A       -9.08%FP    -10.43%      N/A         -5.45%
  Allocation Fund ....            6/1/00    -15.80%SP            N/A       -9.08%SP    -10.43%      N/A         -5.45%

The Guardian VC High                         -4.03%FP            N/A       -5.47%FP      1.97%      N/A         -1.69%
  Yield Bond Fund ....            6/1/00     -4.03%SP            N/A       -5.47%SP      1.97%      N/A         -1.69%

Gabelli Capital                              -5.01%FP       13.13%FP       12.43%FP      0.99%   13.85%         12.88%
  Asset Fund .........            5/1/95     -5.01%SP       13.49%SP       12.81%SP      0.99%   13.85%         12.88%

Baillie Gifford                             -26.33%FP        1.03%FP        5.00%FP    -21.63%    2.15%          5.00%
  International Fund .           2/14/91    -26.33%SP        1.60%SP        5.00%SP    -21.63%    2.15%          5.00%

Baillie Gifford
  Emerging Markets                           -1.33%FP       -2.99%FP       -0.52%FP     -4.67%   -1.78%         -.052%
  Fund ...............          10/17/94     -1.33%SP       -2.38%SP       -0.52%SP     -4.67%   -1.78%         -.052%

Value Line Centurion                        -22.57%FP        5.14%FP        8.76%FP    -17.63%    6.11%          8.76%
  Fund ("VLCF") ......           1/23/90    -22.57%SP        5.63%SP        8.76%SP    -17.63%    6.11%          8.76%

Value Line Strategic
  Asset Management                          -19.40%FP        7.66%FP        9.78%FP    -14.26%    8.54%          9.78%
  Trust ("VLSAM") ....           1/22/90    -19.40%SP        8.10%SP        9.78%SP    -14.26%    8.54%          9.78%

MFS Investors Trust                         -22.22%FP            N/A        0.59%FP    -17.25%      N/A          1.88%
  Series .............           7/16/97    -22.22%SP            N/A        1.24%SP    -17.25%      N/A          1.88%

MFS Emerging                                -38.44%FP            N/A      -32.05%FP    -34.51%      N/A        -29.34%
  Growth Series ......            6/1/00    -38.44%SP            N/A      -32.05%SP    -34.51%      N/A        -29.34%

MFS New Discovery                           -12.10%FP            N/A       -7.79%FP     -6.49%      N/A         -4.11%
  Series .............            6/1/00    -12.10%SP            N/A       -7.79%SP     -6.49%      N/A         -4.11%


                                                                             ---
STATEMENT OF ADDITIONAL INFORMATION                                          B-7
                                                                             ---

                                               Average Annual Total Return for a

                                               Contract Surrendered on 12/31/01                 Average Annual
                                           (FP = Flexible Premium Payment Contract;         Total Return on 12/31/01

                                             SP = Single Premium Payment Contract)        Assuming Contract Continues
                                           ----------------------------------------     ------------------------------
                            Commencement          Length of Investment Period             Length of Investment Period
                             of Separate   ----------------------------------------     ------------------------------
                                 Account                              Ten Years (or                      Ten Years (or
                          Operations or,                                 Since Fund                         Since Fund
Investment Division       if Later, Fund                                 Inception,        One     Five     Inception,
Corresponding To            Availability     One Year     Five Years       If Less)       Year    Years       If Less)
-------------------       --------------     --------     ----------  -------------     ------    -----  -------------
MFS Research                                -27.11%FP            N/A      -21.82%FP    -22.46%      N/A        -18.70%
  Series .............            6/1/00    -27.11%SP            N/A      -21.82%SP    -22.46%      N/A        -18.70%

MFS Total Return                             -7.21%FP            N/A        2.29%FP     -1.29%      N/A          5.99%
  Series .............            6/1/00     -7.21%SP            N/A        2.29%SP     -1.29%      N/A          5.99%

AIM V.I. Capital                            -28.99%FP            N/A      -25.04%FP    -24.46%      N/A        -22.05%
  Appreciation Fund ..            6/1/00    -28.99%SP            N/A      -25.04%FP    -24.46%      N/A        -22.05%

AIM V.I. Global                             -33.30%FP            N/A      -23.73%FP    -29.04%      N/A        -20.68%
  Utilities Fund .....            6/1/00    -33.30%SP            N/A      -23.73%SP    -29.04%      N/A        -20.68%

AIM V.I. Premier Equity
  Fund (formerly AIM                        -19.08%FP            N/A      -19.44%FP    -13.91%      N/A        -16.22%
  V.I. Value Fund) ...            6/1/00    -19.08%SP            N/A      -19.44%SP    -13.91%      N/A        -16.22%

Davis Financial                             -17.05%FP            N/A       -0.49%FP    -11.75%      N/A          3.28%
  Portfolio ..........            6/1/00    -17.05%SP            N/A       -0.49%SP    -11.75%      N/A          3.28%

Davis Real Estate                            -2.12%FP            N/A        7.28%FP      3.88%      N/A         10.89%
  Portfolio ..........            6/1/00     -2.12%SP            N/A        7.28%SP      3.88%      N/A         10.89%

Davis Value                                 -17.06%FP            N/A      -10.53%FP    -11.77%      N/A         -6.96%
  Portfolio ..........            6/1/00    -17.06%SP            N/A      -10.53%SP    -11.77%      N/A         -6.96%

Fidelity VIP Growth
  Opportunities                             -20.81%FP            N/A      -19.10%FP    -15.75%      N/A        -15.87%
  Portfolio ..........            6/1/00    -20.81%SP            N/A      -19.10%SP    -15.75%      N/A        -15.87%

Fidelity VIP Equity-                        -12.16%FP            N/A       -4.20%FP     -6.55%      N/A         -0.37%
  Income Portfolio ...            6/1/00    -12.16%SP            N/A       -4.20%SP     -6.55%      N/A         -0.37%

Fidelity VIP Contrafund                     -18.89%FP            N/A      -13.86%FP    -13.71%      N/A        -10.42%
  Portfolio ..........            6/1/00    -18.89%SP            N/A      -13.86%SP    -13.71%      N/A        -10.42%

Fidelity VIP Mid Cap                        -10.56%FP            N/A        4.72%FP     -4.85%      N/A          8.38%
  Portfolio ..........            6/1/00    -10.56%SP            N/A        4.72%SP     -4.85%      N/A          8.38%

Janus Aspen Aggressive                      -43.96%FP            N/A      -41.10%FP    -40.38%      N/A        -38.74%
  Growth Portfolio ...            6/1/00    -43.96%SP            N/A      -41.10%SP    -40.38%      N/A        -38.74%

Janus Aspen Capital                         -27.51%FP            N/A      -24.29%FP    -22.88%      N/A        -21.27%
  Appreciation
  Portfolio ..........            6/1/00    -27.51%SP            N/A      -24.29%SP    -22.88%      N/A        -21.27%

Janus Aspen Growth                          -30.34%FP            N/A      -26.94%FP    -25.89%      N/A        -24.02%
  Portfolio ..........            6/1/00    -30.34%SP            N/A      -26.94%SP    -25.89%      N/A        -24.02%

Janus Aspen Worldwide                       -28.21%FP            N/A      -25.99%FP    -23.63%      N/A        -23.03%
  Growth Portfolio ...            6/1/00    -28.21%FP            N/A      -25.99%SP    -23.63%      N/A        -23.03%


---
B-8                                                        THE GUARDIAN INVESTOR
---

Table II - Non-Standard Performance

BASIC CONTRACT

                                               Average Annual Total Return for a

                                               Contract Surrendered on 12/31/01                 Average Annual
                                           (FP = Flexible Premium Payment Contract;         Total Return on 12/31/01

                                             SP = Single Premium Payment Contract)        Assuming Contract Continues
                                           ----------------------------------------     ------------------------------
                                                  Length of Investment Period             Length of Investment Period
                                           ----------------------------------------     ------------------------------
                                                                      Ten Years (or                      Ten Years (or
                                                                         Since Fund                         Since Fund
Investment Division         Date of Fund                                 Inception,        One     Five     Inception,
Corresponding To               Inception     One Year     Five Years       If Less)       Year    Years       If Less)
-------------------       --------------     --------     ----------  -------------     ------    -----  -------------
The Guardian Cash                            -3.69%FP        2.57%FP        3.19%FP      2.31%    3.63%          3.19%
  Fund ...............          11/10/81     -3.69%SP        3.11%SP        3.19%SP      2.31%    3.63%          3.19%

The Guardian Bond                             1.52%FP        4.65%FP        5.50%FP      7.52%    5.63%          5.50%
  Fund ...............            5/1/83      1.52%SP        5.14%SP        5.50%SP      7.52%    5.63%          5.50%

The Guardian Stock                          -27.07%FP        4.13%FP       11.36%FP    -22.42%    5.13%         11.36%
  Fund ...............           4/13/83    -27.07%SP        4.84%SP       11.36%SP    -22.42%    5.13%         11.36%

The Guardian Small                          -14.42%FP            N/A       -3.39%FP     -8.96%      N/A          4.56%
  Cap Stock Fund .....           7/16/97    -14.42%SP            N/A        3.98%SP     -8.96%      N/A          4.56%

The Guardian VC 500                         -18.24%FP            N/A       -9.10%FP    -13.02%      N/A         -6.62%
  Index Fund .........           9/13/99    -18.24%SP            N/A       -8.68%SP    -13.02%      N/A         -6.62%

The Guardian VC Asset                       -15.55%FP            N/A       -3.35%FP    -10.16%      N/A         -0.71%
  Allocation Fund ....           9/13/99    -15.55%SP            N/A       -2.91%SP    -10.16%      N/A         -0.71%

The Guardian VC High                         -3.73%FP            N/A       -3.83%FP      2.27%      N/A         -1.20%
  Yield Bond Fund ....           9/13/99     -3.73%SP            N/A       -3.39%SP      2.27%      N/A         -1.20%

Gabelli Capital                              -4.71%FP       13.48%FP       12.77%FP      1.29%   14.19%         13.22%
  Asset Fund .........            5/1/95     -4.71%SP       13.84%SP       13.15%SP      1.29%   14.19%         13.22%

Baillie Gifford                             -26.11%FP        1.35%FP        5.31%FP    -21.39%    2.46%          5.31%
  International Fund .            2/8/91    -26.11%SP        1.91%SP        5.31%SP    -21.39%    2.46%          5.31%

Baillie Gifford
  Emerging Markets                           -1.01%FP       -2.70%FP       -0.22%FP      4.99%   -1.49%         -0.22%
  Fund ...............          10/17/94     -1.01%SP       -2.09%SP       -0.22%SP      4.99%   -1.49%         -0.22%

Value Line Centurion                        -22.34%FP        5.47%FP        9.09%FP    -17.38%    6.43%          9.09%
  Fund ("VLCF") ......          11/15/83    -22.34%SP        5.96%SP        9.09%SP    -17.38%    6.43%          9.09%

Value Line Strategic
  Asset Management                          -19.16%FP        8.00%FP       10.11%FP    -14.00%    8.86%         10.11%
  Trust ("VLSAM") ....           10/1/87    -19.16%SP        8.43%SP       10.11%SP    -14.00%    8.86%         10.11%

MFS Investors Trust                         -21.97%FP        5.00%FP        8.76%FP    -16.99%    5.97%          9.37%
  Series .............           10/9/95    -21.97%SP        5.48%SP        9.27%SP    -16.99%    5.97%          9.37%

MFS Emerging                                -38.25%FP        6.85%FP       10.50%FP    -34.31%    7.76%         11.04%
  Growth Series ......           7/24/95    -38.25%SP        7.31%SP       10.95%SP    -34.31%    7.76%         11.04%

MFS New Discovery                           -11.83%FP            N/A        12.03FP     -6.20%      N/A         13.23%
  Series .............            5/1/98    -11.83%SP            N/A       12.44%SP     -6.20%      N/A          3.23%


                                                                             ---
STATEMENT OF ADDITIONAL INFORMATION                                          B-9
                                                                             ---

                                               Average Annual Total Return for a

                                               Contract Surrendered on 12/31/01                 Average Annual
                                           (FP = Flexible Premium Payment Contract;         Total Return on 12/31/01

                                             SP = Single Premium Payment Contract)        Assuming Contract Continues
                                           ----------------------------------------     ------------------------------
                                                  Length of Investment Period             Length of Investment Period
                                           ----------------------------------------     ------------------------------
                                                                      Ten Years (or                      Ten Years (or
                                                                         Since Fund                         Since Fund
Investment Division         Date of Fund                                 Inception,        One     Five     Inception,
Corresponding To               Inception     One Year     Five Years       If Less)       Year    Years       If Less)
-------------------       --------------     --------     ----------  -------------     ------    -----  -------------
MFS Research                                -26.89%FP        4.33%FP        8.24%FP    -22.22%    5.33%          8.84%
  Series .............           7/26/95    -26.89%SP        4.84%SP        8.74%SP    -22.22%    5.33%          8.84%

MFS Total Return                             -6.93%FP        8.09%FP       11.36%FP     -0.99%    8.95%         11.80%
  Series .............            1/3/95     -6.83%SP        8.52%SP       11.73%SP     -0.99%    8.95%         11.80%

AIM V.I. Capital                            -28.78%FP        4.51%FP       10.86%FP    -24.23%    5.50%         10.86%
  Appreciation Fund ..            5/5/93    -28.78%SP        5.01%SP       10.86%SP    -24.23%    5.50%         10.86%

AIM V.I. Global                             -33.09%FP        3.58%FP        6.93%FP    -28.82%    4.61%          6.93%
  Utilities Fund .....            5/2/94    -33.09%SP        4.10%SP        6.93%SP    -28.82%    4.61%          6.93%

AIM V.I. Premier Equity
  Fund (formerly AIM                        -18.83%FP        7.45%FP       12.02%FP    -13.65%    8.33%         12.02%
  V.I. Value Fund) ...            5/5/93    -18.83%SP        7.90%SP       12.02%SP    -13.65%    8.33%         12.02%

Davis Financial                             -16.79%FP            N/A       -0.15%FP    -11.48%      N/A          2.22%
  Portfolio ..........            7/1/99    -16.79%SP            N/A        0.25%SP    -11.48%      N/A          2.22%

Davis Real Estate                            -1.81%FP            N/A        2.56%FP      4.19%      N/A          4.84%
  Portfolio ..........            7/1/99     -1.81%SP            N/A        2.95%SP      4.19%      N/A          4.84%

Davis Value                                 -16.81%FP            N/A       -3.45%FP    -11.50%      N/A         -1.03%
  Portfolio ..........            7/1/99    -16.81%SP            N/A       -3.04%SP    -11.50%      N/A         -1.03%

Fidelity VIP Growth
  Opportunities                             -20.57%FP        1.22%FP        7.49%FP    -15.50%    2.34%          8.04%
  Portfolio ..........            1/3/95    -20.57%SP        1.79%SP        7.95%SP    -15.50%    2.34%          8.04%

Fidelity VIP Equity-                        -11.88%FP        7.06%FP       12.16%FP     -6.26%    7.96%         12.16%
  Income Portfolio ...           10/9/86    -11.88%SP        7.51%SP       12.16%SP     -6.26%    7.96%         12.16%

Fidelity VIP Contrafund                     -18.64%FP        8.13%FP       13.88%FP    -13.45%    8.99%         14.27%
  Portfolio ..........            1/3/95    -18.64%SP        8.56%SP       14.21%SP    -13.45%    8.99%         14.27%

Fidelity VIP Mid Cap                        -10.29%FP            N/A       22.69%FP     -4.56%      N/A         24.00%
  Portfolio ..........          12/28/98    -10.29%SP            N/A       23.13%SP     -4.56%      N/A         24.00%

Janus Aspen Aggressive                      -43.79%FP        4.78%FP       11.13%FP    -40.20%    5.76%         11.13%
  Growth Portfolio ...           9/13/93    -43.79%SP        5.27%SP       11.13%SP    -40.20%    5.76%         11.13%

Janus Aspen Capital                         -27.28%FP            N/A       15.54%FP    -22.64%      N/A         16.29%
  Appreciation
  Portfolio ..........            5/1/97    -27.28%SP            N/A       15.92%SP    -22.64%      N/A         16.29%

Janus Aspen Growth                          -30.13%FP        6.80%FP       10.45%FP    -25.67%    7.70%         10.45%
  Portfolio ..........           9/13/93    -30.13%SP        7.25%SP       10.45%SP    -25.67%    7.70%         10.45%

Janus Aspen Worldwide                       -28.00%FP        8.91%FP       14.33%FP    -23.40%    9.75%         14.33%
  Growth Portfolio ...           9/13/93    -28.00%SP        9.33%SP       14.33%SP    -23.40%    9.75%         14.33%


----
B-10                                                       THE GUARDIAN INVESTOR
----

                   CONTRACT WITH 7 YEAR ENHANCED DEATH BENEFIT

                                               Average Annual Total Return for a

                                               Contract Surrendered on 12/31/01                 Average Annual
                                           (FP = Flexible Premium Payment Contract;         Total Return on 12/31/01

                                             SP = Single Premium Payment Contract)        Assuming Contract Continues
                                           ----------------------------------------     ------------------------------
                                                  Length of Investment Period             Length of Investment Period
                                           ----------------------------------------     ------------------------------
                                                                      Ten Years (or                      Ten Years (or
                                                                         Since Fund                         Since Fund
Investment Division         Date of Fund                                 Inception,        One     Five     Inception,
Corresponding To               Inception     One Year     Five Years       If Less)       Year    Years       If Less)
-------------------       --------------     --------     ----------  -------------     ------    -----  -------------
The Guardian Cash                            -4.00%FP        2.25%FP        2.88%FP      2.00%    3.32%          2.88%
  Fund ...............          11/10/81     -4.00%SP        2.79%SP        2.88%SP      2.00%    3.32%          2.88%

The Guardian Bond                             1.19%FP        4.32%FP        5.18%FP      7.19%    5.31%          5.18%
  Fund ...............            5/1/83      1.19%SP        4.82%FP        5.18%SP      7.19%    5.31%          5.18%

The Guardian Stock                          -27.29%FP        3.80%FP       11.03%FP    -22.65%    4.82%         11.03%
  Fund ...............           4/13/83    -27.29%SP        4.32%SP       11.03%SP    -22.65%    4.82%         11.03%

The Guardian Small                          -14.69%FP            N/A        3.06%FP     -9.24%      N/A          4.25%
  Cap Stock Fund .....           7/16/97    -14.69%SP            N/A        3.66%SP     -9.24%      N/A          4.25%

The Guardian VC 500                         -18.48%FP            N/A       -9.38%FP    -13.28%      N/A         -6.90%
  Index Fund .........           9/13/99    -18.48%SP            N/A       -8.96%SP    -13.28%      N/A         -6.90%

The Guardian VC Asset                       -15.80%FP            N/A       -3.64%FP    -10.43%      N/A         -1.01%
  Allocation Fund ....           9/13/99    -15.80%SP            N/A       -3.20%SP    -10.43%      N/A         -1.01%

The Guardian VC High                         -4.03%FP            N/A       -4.12%FP      1.97%      N/A         -1.50%
  Yield Bond Fund ....           9/13/99     -4.03%SP            N/A       -3.68%SP      1.97%      N/A         -1.50%

Gabelli Capital                              -5.01%FP       13.13%FP       12.43%FP      0.99%   13.85%         12.88%
  Asset Fund .........            5/1/95     -5.01%SP       13.49%SP       12.81%SP      0.99%   13.85%         12.88%

Baillie Gifford                             -26.33%FP        1.03%FP        5.00%FP    -21.63%    2.15%          5.00%
  International Fund .            2/8/91    -26.33%SP        1.60%SP        5.00%SP    -21.63%    2.15%          5.00%

Baillie Gifford
  Emerging Markets                           -1.33%FP       -2.99%FP       -0.52%FP     -4.67%   -1.78%         -0.52%
  Fund ...............          10/17/94     -1.33%SP       -2.38%SP       -0.52%SP     -4.67%   -1.78%         -0.52%

Value Line Centurion                        -22.57%FP        5.14%FP        8.76%FP    -17.63%    6.11%          8.76%
  Fund ("VLCF") ......          11/15/83    -22.57%SP        5.63%SP        8.76%SP    -17.63%    6.11%          8.76%

Value Line Strategic
  Asset Management                          -19.40%FP        7.66%FP        9.78%FP    -14.26%    8.54%          9.78%
  Trust ("VLSAM") ....           10/1/87    -19.40%SP        8.10%SP        9.78%SP    -14.26%    8.54%          9.78%

MFS Investors Trust                         -22.22%FP        4.66%FP        8.42%FP    -17.25%    5.65%          9.04%
  Series .............           10/9/95    -22.22%SP        5.16%SP        8.94%SP    -17.25%    5.65%          9.04%

MFS Emerging                                -38.44%FP        6.51%FP       10.15%FP    -34.51%    7.43%         10.70%
  Growth Series ......           7/24/95    -38.44%SP        6.97%SP       10.61%SP    -34.51%    7.43%         10.70%

MFS New Discovery                           -12.10%FP            N/A       11.68%FP     -6.49%      N/A         12.89%
  Series .............            5/1/98    -12.10%SP            N/A       12.09%SP     -6.49%      N/A         12.89%


                                                                            ----
STATEMENT OF ADDITIONAL INFORMATION                                         B-11
                                                                            ----

                                               Average Annual Total Return for a

                                               Contract Surrendered on 12/31/01                 Average Annual
                                           (FP = Flexible Premium Payment Contract;         Total Return on 12/31/01

                                             SP = Single Premium Payment Contract)        Assuming Contract Continues
                                           ----------------------------------------     ------------------------------
                                                  Length of Investment Period             Length of Investment Period
                                           ----------------------------------------     ------------------------------
                                                                      Ten Years (or                      Ten Years (or
                                                                         Since Fund                         Since Fund
Investment Division         Date of Fund                                 Inception,        One     Five     Inception,
Corresponding To               Inception     One Year     Five Years       If Less)       Year    Years       If Less)
-------------------       --------------     --------     ----------  -------------     ------    -----  -------------
MFS Research                                -27.11%FP        4.00%FP        7.90%FP    -22.46%    5.01%          8.51%
  Series .............           7/26/95    -27.11%SP        4.51%SP        8.41%SP    -22.46%    5.01%          8.51%

MFS Total Return                             -7.21%FP        7.75%FP       11.01%FP     -1.29%    8.63%         11.47%
  Series .............            1/3/95     -7.21%SP        8.19%SP       11.39%SP     -1.29%    8.63%         11.47%

AIM V.I. Capital                            -28.99%FP        4.17%FP       10.52%FP    -24.46%    5.17%         10.52%
  Appreciation Fund ..            5/5/93    -28.99%SP        4.68%SP       10.52%SP    -24.46%    5.17%         10.52%

AIM V.I. Global                             -33.30%FP        3.26%FP        6.61%FP    -29.04%    4.29%          6.61%
  Utilities Fund .....            5/2/94    -33.30%SP        3.78%SP        6.61%SP    -29.04%    4.29%          6.61%

AIM V.I. Premier Equity
  Fund (formerly AIM                        -19.08%FP        7.11%FP       11.68%FP    -13.91%    8.00%         11.68%
  V.I. Value Fund) ...            5/5/93    -19.08%SP        7.56%SP       11.68%SP    -13.91%    8.00%         11.68%

Davis Financial                             -17.05%FP            N/A       -0.07%FP    -11.75%      N/A          1.91%
  Portfolio ..........            7/1/99    -17.05%SP            N/A       -0.47%SP    -11.75%      N/A          1.91%

Davis Real Estate                            -2.12%FP            N/A        2.23%FP      3.88%      N/A          4.52%
  Portfolio ..........            7/1/99     -2.12%SP            N/A        2.62%SP      3.88%      N/A          4.52%

Davis Value                                 -17.06%FP            N/A       -3.74%FP    -11.77%      N/A         -1.33%
  Portfolio ..........            7/1/99    -17.06%SP            N/A       -3.34%SP    -11.77%      N/A         -1.33%

Fidelity VIP Growth
  Opportunities                             -20.81%FP        0.90%FP        7.15%FP    -15.75%    2.03%          7.71%
  Portfolio ..........            1/3/95    -20.81%SP        1.47%SP        7.62%SP    -15.75%    2.03%          7.71%

Fidelity VIP Equity-                        -12.16%FP        6.72%FP       11.82%FP     -6.55%    7.63%         11.82%
  Income Portfolio ...           10/9/86    -12.16%SP        7.18%SP       11.82%SP     -6.55%    7.63%         11.82%

Fidelity VIP Contrafund                     -18.89%FP        7.80%FP       13.54%FP    -13.71%    8.67%         13.93%
  Portfolio ..........            1/3/95    -18.89%SP        8.24%SP       13.87%SP    -13.71%    8.67%         13.93%

Fidelity VIP Mid Cap                        -10.56%FP            N/A       22.31%FP     -4.85%      N/A         23.63%
  Portfolio ..........          12/28/98    -10.56%SP            N/A       22.75%SP     -4.85%      N/A         23.63%

Janus Aspen Aggressive                      -43.96%FP        4.45%FP       10.79%FP    -40.38%    5.44%         10.79%
  Growth Portfolio ...           9/13/93    -43.96%SP        4.95%SP       10.79%SP    -40.38%    5.44%         10.79%

Janus Aspen Capital                         -27.51%FP            N/A       15.19%FP    -22.88%      N/A         15.94%
  Appreciation
  Portfolio ..........            5/1/97    -27.51%SP            N/A       15.57%SP    -22.88%      N/A         15.94%

Janus Aspen Growth                          -30.34%FP        6.46%FP       10.12%FP    -25.89%    7.38%         10.12%
  Portfolio ..........           9/13/93    -30.34%SP        6.92%SP       10.12%SP    -25.89%    7.38%         10.12%

Janus Aspen Worldwide                       -28.21%FP        8.57%FP       13.98%FP    -23.63%    9.42%         13.98%
  Growth Portfolio ...           9/13/93    -28.21%SP        9.00%SP       13.98%SP    -23.63%    9.42%         13.98%


----
B-12                                                       THE GUARDIAN INVESTOR
----

Change in Accumulation Unit Value

The following performance information illustrates the cumulative change and the actual annual change in accumulation unit values for the periods specified for each Investment Division and is computed differently than the standardized average annual total return information.

An Investment Division's cumulative change in accumulation unit values is the rate at which the value of an accumulation unit changed over the time period illustrated. The actual annual change in accumulation unit values is the rate at which the value of an accumulation unit changed over each 12-month period illustrated. The rates of change in accumulation unit values quoted in the tables reflect a deduction for the mortality and expense risk charge and when applicable, any Enhanced Death Benefit charge. They do not reflect deductions for any contingent deferred sales charge, contract administration fee or annuity taxes. The rates of change would be lower if these charges were included.

                                 BASIC CONTRACT


                                                            Cumulative Change in Accumulation Unit Value
                                                                 for Period Ended December 31, 2001
                                                   -------------------------------------------------------------


                                                                                   Ten Years                Date
                                                                              (or Since Fund                  of
Investment Division                               One            Five             Inception                 Fund
Corresponding To                                  Year          Years               If Less)           Inception
------------------------                       -------         ------               --------           ---------
The Guardian Cash Fund ..................        2.39%         20.04%                 38.07%            11/10/81
The Guardian Bond Fund ..................        7.61%         32.06%                 72.22%              5/1/83
The Guardian Stock Fund .................      -22.35%         28.98%                195.78%             4/13/83
The Guardian Small Cap Stock Fund .......       -8.89%            N/A                 22.45%             7/16/97
The Guardian VC 500 Index Fund ..........      -12.94%            N/A                -14.40%             9/13/99
The Guardian VC Asset Allocation Fund ...       10.08%            N/A                 -1.44%             9/13/99
The Guardian VC High Yield Bond Fund ....        2.36%            N/A                 -2.56%             9/13/99
Gabelli Capital Asset Fund ..............        1.38%         94.99%                130.07%              5/1/95
Baillie Gifford International Fund ......      -21.32%         13.40%                 69.22%              2/8/91
Baillie Gifford Emerging Markets Fund ...        5.07%         -6.83%                 -1.00%            10/17/94
Value Line Centurion Fund ...............       17.31%         37.11%                140.59%            11/15/83
Value Line Strategic Asset
  Management Trust ......................      -13.93%         53.54%                164.19%             10/1/87
MFS Investors Trust Series ..............      -16.93%         34.16%                 75.53%             10/9/95
MFS Emerging Growth Series ..............      -34.26%         45.91%                 97.15%             7/24/95
MFS New Discovery Series ................       -6.12%            N/A                 58.12%              5/1/98
MFS Research Series .....................      -22.16%         30.16%                 73.25%             7/26/95
MFS Total Return Series .................       -0.91%         54.17%                119.42%              1/3/95
AIM V.I. Capital Appreciation Fund ......      -24.17%         31.21%                145.78%              5/5/93
AIM V.I. Global Utilities Fund ..........      -28.76%         25.77%                 68.17%              5/2/94
AIM V.I.Premier Equity Fund
  (formerly AIM V.I. Value Fund) ........       13.57%         49.84%                168.88%              5/5/93
Davis Financial Portfolio ...............      -11.41%            N/A                  5.85%              7/1/99
Davis Real Estate Portfolio .............        4.28%            N/A                 12.75%              7/1/99
Davis Value Portfolio ...................      -11.43%            N/A                 -2.35%              7/1/99
Fidelity VIP Growth Opportunities
  Portfolio .............................      -15.43%         12.73%                 72.67%              1/3/95
Fidelity VIP Equity-Income Portfolio ....       -6.19%         47.24%                217.60%             10/9/86
Fidelity VIP Contrafund Portfolio .......      -13.37%         54.44%                155.61%              1/3/95
Fidelity VIP Mid Cap Portfolio ..........       -4.48%            N/A                 91.38%            12/28/98
Janus Aspen Aggressive Growth Portfolio .      -40.15%         32.84%                141.66%             9/13/93
Janus Aspen Capital Appreciation
  Portfolio .............................      -22.58%            N/A                102.96%              5/1/97
Janus Aspen Growth Portfolio ............      -25.60%         45.53%                129.72%             9/13/93
Janus Aspen Worldwide Growth
  Portfolio .............................      -23.33%         59.87%                205.85%             9/13/93


                                                                            ----
STATEMENT OF ADDITIONAL INFORMATION                                         B-13
                                                                            ----

                   CONTRACT WITH 7 YEAR ENHANCED DEATH BENEFIT


                                                            Cumulative Change in Accumulation Unit Value
                                                                 for Period Ended December 31, 2001
                                                   -------------------------------------------------------------


                                                                                   Ten Years                Date
                                                                              (or Since Fund                  of
Investment Division                               One            Five             Inception                 Fund
Corresponding To                                  Year          Years               If Less)           Inception
------------------------                       -------         ------               --------           ---------
The Guardian Cash Fund ..................         2.08%         3.41%                 2.97%             11/10/81
The Guardian Bond Fund ..................         7.28%         5.40%                 5.27%               5/1/83
The Guardian Stock Fund .................       -22.59%         4.90%                11.12%              4/13/83
The Guardian Small Cap Stock Fund .......        -9.16%           N/A                 4.34%              7/16/97
The Guardian VC 500 Index Fund ..........       -13.21%           N/A                -6.82%              9/13/99
The Guardian VC Asset Allocation Fund ...       -10.35%           N/A                -0.93%              9/13/99
The Guardian VC High Yield Bond Fund ....         2.05%           N/A                -1.42%              9/13/99
Gabelli Capital Asset Fund ..............         1.07%        13.94%                12.98%               5/1/95
Baillie Gifford International Fund ......       -21.56%         2.24%                 5.08%               2/8/91
Baillie Gifford Emerging Markets Fund ...         4.76%        -1.70%                -0.44%             10/17/94
Value Line Centurion Fund ...............       -17.56%         6.20%                 8.85%             11/15/83
Value Line Strategic Asset
  Management Trust ......................       -14.19%         8.63%                 9.87%              10/1/87
MFS Investors Trust Series ..............       -17.18%         5.73%                 9.13%              10/9/95
MFS Emerging Growth Series ..............       -34.46%         7.52%                10.79%              7/24/95
MFS New Discovery Series ................        -6.41%           N/A                12.98%               5/1/98
MFS Research Series .....................       -22.40%         5.10%                 8.60%              7/26/95
MFS Total Return Series .................        -1.21%         8.72%                11.56%               1/3/95
AIM V.I. Capital Appreciation Fund ......       -24.40%         5.26%                10.62%               5/5/93
AIM V.I. Global Utilities Fund ..........       -28.98%         4.38%                 6.70%               5/2/94
AIM V.I. Premier Equity Fund
  (formerly AIMV.I. Value Fund) .........       -13.84%         8.09%                11.77%               5/5/93
Davis Financial Portfolio ...............       -11.68%           N/A                 1.99%               7/1/99
Davis Real Estate Portfolio .............         3.96%           N/A                 4.61%               7/1/99
Davis Value Portfolio ...................       -11.70%           N/A                -1.25%               7/1/99
Fidelity VIP Growth Opportunities
  Portfolio .............................       -15.68%         2.12%                 7.80%               1/3/95
Fidelity VIP Equity-Income Portfolio ....        -6.47%         7.72%                11.91%              10/9/86
Fidelity VIP Contrafund Portfolio .......       -13.64%         8.76%                14.03%               1/3/95
Fidelity VIP Mid Cap Portfolio ..........        -4.77%           N/A                23.73%             12/28/98
Janus Aspen Aggressive Growth
  Portfolio .............................       -40.33%         5.53%                10.89%              9/13/93
Janus Aspen Capital Appreciation
  Portfolio .............................       -22.81%           N/A                16.04%               5/1/97
Janus Aspen Growth Portfolio ............       -25.83%         7.47%                10.21%              9/13/93
Janus Aspen Worldwide Growth
  Portfolio .............................       -23.57%         9.51%                14.08%              9/13/93


----
B-14                                                       THE GUARDIAN INVESTOR
----

                                 BASIC CONTRACT

                                       Change in Accumulation Unit Value for 12-Month Period ended December 31,
                                       ------------------------------------------------------------------------
Investment Division
Corresponding To                        1991     1992     1993      1994     1995      1996     1997      1998
----------------                        ----     ----     ----      ----     ----      ----     ----      ----
The Guardian Cash Fund .............    4.38%    2.03%    1.46%     2.63%    4.32%     3.78%    3.94%     3.91%
The Guardian Bond Fund .............   14.86%    6.46%    8.59%    -4.56%   16.24%     1.68%    7.74%     6.85%
The Guardian Stock Fund ............   34.40%   18.69%   18.58%    -2.41%   33.11%    25.43%   34.02%    18.49%
The Guardian Small Cap Stock Fund ..     N/A      N/A      N/A       N/A      N/A       N/A    13.14%*   -6.84%
The Guardian VC 500 Index Fund .....     N/A      N/A      N/A       N/A      N/A       N/A      N/A       N/A
The Guardian VC Asset
  Allocation Fund ..................     N/A      N/A      N/A       N/A      N/A       N/A      N/A       N/A
The Guardian VC High Yield
  Bond Fund ........................     N/A      N/A      N/A       N/A      N/A       N/A      N/A       N/A
Gabelli Capital Asset Fund .........     N/A      N/A      N/A       N/A     7.53%*    9.73%   40.95%    10.42%
Baillie Gifford International Fund .    7.40%*  -9.95%   32.50%    -0.28%    9.95%    14.08%   10.65%    19.78%
Baillie Gifford Emerging
  Markets Fund .....................     N/A      N/A      N/A    -12.17%*  -1.74%    23.14%    0.80%   -27.61%
Value Line Centurion
  Fund ("VLCF") ....................   50.44%    4.71%    7.95%    -3.34%   38.47%    15.98%   19.99%    26.00%
Value Line Strategic Asset
  Management Trust ("VLSAM") .......   41.69%   13.73%   10.57%    -5.97%   27.06%    14.53%   14.33%    25.99%
MFS Investors Trust Series .........     N/A      N/A      N/A       N/A     6.36%*   23.01%   28.29%    20.92%
MFS Emerging Growth Series .........     N/A      N/A      N/A       N/A    16.82*%   15.67%   20.50%    32.67%
MFS New Discovery Series ...........     N/A      N/A      N/A       N/A      N/A       N/A      N/A      1.41%*
MFS Research Series ................     N/A      N/A      N/A       N/A    10.08%*   20.91%   18.88%    21.97%
MFS Total Return Series ............     N/A      N/A      N/A       N/A    25.90%*   13.05%   19.90%    11.04%
AIM V.I. Capital Appreciation Fund .     N/A      N/A    18.58%*    1.32%   34.10%    16.26%   12.17%    17.95%
AIM V.I. Global Utilities Fund .....     N/A      N/A      N/A     -3.66%*  25.29%    10.78%   20.20%    15.20%
AIM V.I. Premier Equity Fund
  (formerly AIM V.I. Value Fund) ...     N/A      N/A    13.95%*    2.84%   34.65%    13.72%   22.28%    30.85%
Davis Financial Portfolio ..........     N/A      N/A      N/A       N/A      N/A       N/A      N/A       N/A
Davis Real Estate Portfolio ........     N/A      N/A      N/A       N/A      N/A       N/A      N/A       N/A
Davis Value Portfolio ..............     N/A      N/A      N/A       N/A      N/A       N/A      N/A       N/A
Fidelity VIP Growth Opportunities
  Portfolio ........................     N/A      N/A      N/A       N/A    31.01%*   16.90%   28.46%    23.07%
Fidelity VIP Equity-Income
  Portfolio ........................   29.93%   15.54%   16.93%     5.84%   33.54     12.96%   26.58%    10.26%
Fidelity VIP Contrafund Portfolio ..     N/A      N/A      N/A       N/A    38.14%*   19.82%   22.65%    28.44%
Fidelity VIP Mid Cap Porfolio ......     N/A      N/A      N/A       N/A      N/A       N/A      N/A      3.09%*
Janus Aspen Aggressive Growth
  Portfolio ........................     N/A      N/A    17.64%    14.99%   26.02%     6.70%   11.37%    32.72%
Janus Aspen Capital Appreciation
  Portfolio ........................     N/A      N/A      N/A       N/A      N/A       N/A    25.63%*   56.29%
Janus Aspen Growth Portfolio .......     N/A      N/A     3.14%*    1.58%   28.68%    17.08%   21.34%    34.10%
Janus Aspen Worldwide Growth
  Portfolio ........................     N/A      N/A    18.69%*    0.37%   25.91%    27.54%   20.75%    27.44%

Corresponding To                          1999       2000     2001
----------------                          ----       ----     ----
The Guardian Cash Fund .............      3.57%      4.81%    2.39%
The Guardian Bond Fund .............     -1.98%      8.76%    7.61%
The Guardian Stock Fund ............     29.66%    -19.33%  -22.35%
The Guardian Small Cap Stock Fund ..     33.49%     -4.48%   -8.89%
The Guardian VC 500 Index Fund .....      8.90%**   -9.71%  -12.94%
The Guardian VC Asset
  Allocation Fund ..................      7.65%**    1.82%  -10.08%
The Guardian VC High Yield
  Bond Fund ........................      2.53%**   -7.15%    2.36%
Gabelli Capital Asset Fund .........     18.43%      4.35%    1.38%
Baillie Gifford International Fund .     37.51%    -20.92%  -21.32%
Baillie Gifford Emerging
  Markets Fund .....................     70.28%    -28.63%    5.07%
Value Line Centurion
  Fund ("VLCF") ....................     26.75%    -13.47%  -17.31%
Value Line Strategic Asset
  Management Trust ("VLSAM") .......     22.89%      0.78%  -13.93%
MFS Investors Trust Series .........      5.47%     -1.29%  -16.93%
MFS Emerging Growth Series .........     74.68%    -20.53%  -34.26%
MFS New Discovery Series ...........     71.43%     -3.11%   -6.12%
MFS Research Series ................     22.62%     -5.94%  -22.16%
MFS Total Return Series ............      1.90%     14.68%   -0.91%
AIM V.I. Capital Appreciation Fund .     48.50%    -11.93%  -24.17%
AIM V.I. Global Utilities Fund .....     31.99%     -3.40%  -28.76%
AIM V.I. Premier Equity Fund
  (formerly AIM V.I. Value Fund) ...     28.42%    -15.63%  -13.57%
Davis Financial Portfolio ..........     -7.71%*    29.47%  -11.41%
Davis Real Estate Portfolio ........    -11.31%*    21.92%    4.28%
Davis Value Portfolio ..............      2.04%*     8.05%  -11.43%
Fidelity VIP Growth Opportunities
  Portfolio ........................      2.98%    -18.13%  -15.43%
Fidelity VIP Equity-Income
  Portfolio ........................      5.03%      7.06%   -6.19%
Fidelity VIP Contrafund Portfolio ..     22.72%     -7.79%  -13.37%
Fidelity VIP Mid Cap Porfolio ......     47.23%     32.01%   -4.48%
Janus Aspen Aggressive Growth
  Portfolio ........................    122.82%    -32.60%  -40.15%
Janus Aspen Capital Appreciation
  Portfolio ........................     65.08%    -19.12%  -22.58%
Janus Aspen Growth Portfolio .......     42.33%    -15.53%  -25.60%
Janus Aspen Worldwide Growth
  Portfolio ........................     62.25%    -16.64%  -23.33%

* From date of commencement of public offering of Fund's shares through December 31.
**    Partial year.


                                                                            ----
STATEMENT OF ADDITIONAL INFORMATION                                         B-15
                                                                            ----

                   CONTRACT WITH 7 YEAR ENHANCED DEATH BENEFIT

                                            Change in Accumulation Unit Value for 12-Month Period ended December 31,
                                       ---------------------------------------------------------------------------------

Investment Division
Corresponding To                           1991       1992       1993         1994        1995         1996         1997
-------------------                    --------   --------   --------     --------    --------     --------     --------
The Guardian Cash Fund .............       4.07%      1.72%      1.16%        2.32%       4.01%        3.46%        3.63%
The Guardian Bond Fund .............      14.51%      6.14%      8.26%       -4.85%      15.89%        1.38%        7.41%
The Guardian Stock Fund ............      33.99%     18.33%     18.22%       -2.70%      32.71%       25.05%       33.62%
The Guardian Small Cap Stock Fund ..        N/A        N/A        N/A          N/A         N/A          N/A        12.99%*
The Guardian VC 500 Index Fund .....        N/A        N/A        N/A          N/A         N/A          N/A          N/A
The Guardian VC Asset
  Allocation Fund ..................        N/A        N/A        N/A          N/A         N/A          N/A          N/A
The Guardian VC High Yield
  Bond Fund ........................        N/A        N/A        N/A          N/A         N/A          N/A          N/A
Gabelli Capital Asset Fund .........        N/A        N/A        N/A          N/A        7.31%*       9.40%       40.53%
Baillie Gifford International Fund .       7.11%*   -10.23%     32.10%       -0.58%       9.62%       13.73%       10.31%
Baillie Gifford Emerging
  Markets Fund .....................        N/A        N/A        N/A       -12.23%*     -2.04%       22.77%        0.49%
Value Line Centurion
  Fund ("VLCF") ....................      49.98%      4.39%      7.63%       -3.63%      38.05%       15.63%       19.63%
Value Line trategic Asset
  Management Trust ("VLSAM") .......      41.26%     13.38%     10.24%       -6.25%      26.68%       14.18%       13.98%
MFS Investors Trust Series .........        N/A        N/A        N/A          N/A        6.30%*      22.64%*      27.91%
MFS Emerging Growth Series .........        N/A        N/A        N/A          N/A       16.66%*      15.33%       20.14%
MFS New Discovery Series ...........        N/A        N/A        N/A          N/A         N/A          N/A          N/A
MFS Research Series ................        N/A        N/A        N/A          N/A        9.94%*      20.55%       18.52%
MFS Total Return Series ............        N/A        N/A        N/A          N/A       25.52%*      12.70%       19.54%
AIM V.I. Capital Appreciation Fund .        N/A        N/A      18.35%*       1.02%      33.70%       15.90%       11.83%
AIM V.I. Global Utilities Fund .....        N/A        N/A        N/A        -3.86%*     24.91%       10.45%       19.84%
AIM V.I. Premier Equity Fund
  (formerly AIM V.I. Value Fund) ...        N/A        N/A      13.73%*       2.53%      34.25%       13.38%       21.91%
Davis Financial Portfolio ..........        N/A        N/A        N/A          N/A         N/A          N/A          N/A
Davis Real Estate Portfolio ........        N/A        N/A        N/A          N/A         N/A          N/A          N/A
Davis Value Portfolio ..............        N/A        N/A        N/A          N/A         N/A          N/A          N/A
Fidelity VIP Growth Opportunities
  Portfolio ........................        N/A        N/A        N/A          N/A       30.63%*      16.55%       28.07%
Fidelity VIP Equity-Income Portfolio      29.54%     15.19%     16.58%        5.52%      33.14%       12.62%       26.20%
Fidelity VIP Contrafund Portfolio ..        N/A        N/A        N/A          N/A       37.72%*      19.45%       22.28%
Fidelity VIP Mid Cap Porfolio ......        N/A        N/A        N/A          N/A         N/A          N/A          N/A
Janus Aspen Aggressive Growth
  Portfolio ........................        N/A        N/A      17.54%*      14.65%      25.65%        6.38%       11.03%
Janus Aspen Capital Appreciation
  Portfolio ........................        N/A        N/A        N/A          N/A         N/A          N/A        25.38%*
Janus Aspen Growth Portfolio .......        N/A        N/A       3.05%*       1.28%      28.29%       16.73%       20.97%
Janus Aspen Worldwide Growth
  Portfolio ........................        N/A        N/A      18.58%*       0.07%      25.53%       27.16%       20.39%


Investment Division
Corresponding To                           1998         1999         2000       2001
-------------------                    --------     --------     --------   --------
The Guardian Cash Fund .............       3.59%        3.26%       4.50%      2.08%
The Guardian Bond Fund .............       6.53%       -2.27%       8.43%      7.28%
The Guardian Stock Fund ............      18.13%       29.27%     -19.57%    -22.59%
The Guardian Small Cap Stock Fund ..      -7.12%       33.09%      -4.77%     -9.16%
The Guardian VC 500 Index Fund .....        N/A         8.81%*     -9.98%    -13.21%
The Guardian VC Asset
  Allocation Fund ..................        N/A         7.55%*      1.51%    -10.35%
The Guardian VC High Yield
  Bond Fund ........................        N/A         2.43%*      8.28%      2.05%
Gabelli Capital Asset Fund .........      10.09%       18.08%       4.03%      1.07%
Baillie Gifford International Fund .      19.42%       37.10%     -21.15%    -21.56%
Baillie Gifford Emerging
  Markets Fund .....................     -27.83%       69.77%     -28.85%      4.76%
Value Line Centurion
  Fund ("VLCF") ....................      25.62%       26.37%     -13.73%    -17.56%
Value Line trategic Asset
  Management Trust ("VLSAM") .......      25.61%       22.52%       0.48%    -14.19%
MFS Investors Trust Series .........      20.55%        5.15%      -1.59%    -17.18%
MFS Emerging Growth Series .........      32.22%       74.16%      20.77%    -34.46%
MFS New Discovery Series ...........       1.21%*      70.91%      -3.40%     -6.41%
MFS Research Series ................      21.60%       22.25%      -6.22%    -22.40%
MFS Total Return Series ............      10.71%        1.59%      14.34%     -1.21%
AIM V.I. Capital Appreciation Fund .      17.59%       48.04%     -12.20%    -24.40%
AIM V.I. Global Utilities Fund .....      14.85%       31.62%      -3.69%    -28.98%
AIM V.I. Premier Equity Fund
  (formerly AIM V.I. Value Fund) ...      30.46%       28.02%     -15.88%    -13.84%
Davis Financial Portfolio ..........        N/A         7.85%*     29.08%    -11.68%
Davis Real Estate Portfolio ........        N/A       -11.45%*     21.55%      3.96%
Davis Value Portfolio ..............        N/A         1.88%*      7.72%    -11.70%
Fidelity VIP Growth Opportunities
  Portfolio ........................      22.70%        2.67%     -18.37%    -15.68%
Fidelity VIP Equity-Income Portfolio       9.93%        4.72%       6.74%     -6.47%
Fidelity VIP Contrafund Portfolio ..      28.06%       22.40%      -8.06%    -13.64%
Fidelity VIP Mid Cap Porfolio ......       3.09%*      46.79%      31.61%     -4.77%
Janus Aspen Aggressive Growth
  Portfolio ........................      32.32%      122.15%     -32.80%    -40.33%
Janus Aspen Capital Appreciation
  Portfolio ........................      55.82%       64.58%     -19.37%    -22.81%
Janus Aspen Growth Portfolio .......      33.70%       41.90%     -15.79%     25.83%
Janus Aspen Worldwide Growth
  Portfolio ........................      27.06%       62.07%     -16.89%    -23.57%

* From date of commencement of public offering of Fund's shares through December 31.


----
B-16                                                       THE GUARDIAN INVESTOR
----

Calculation of Yield Quotations for The Guardian Cash Fund Investment Division


The yield of the Investment Division of the Separate Account investing in The Guardian Cash Fund represents the net change, exclusive of gains and losses realized by the Investment Division or The Guardian Cash Fund and unrealized appreciation and depreciation with respect to The Guardian Cash Fund's portfolio of securities, in the value of a hypothetical pre-existing contract that is credited with one accumulation unit at the beginning of the period for which yield is determined (the "base period"). The base period generally will be a seven-day period. The current yield for a base period is calculated by dividing
(1) the net change in the value of the contract for the base period (see "Accumulation Period" in the Prospectus) by (2) the value of the contract at the beginning of the base period and multiplying the result by 365/7. Deductions from purchase payments (for example, any applicable premium taxes) and any applicable contingent deferred sales charge assessed at the time of withdrawal or annuitization are not reflected in the computation of current yield of the Investment Division. The determination of net change in contract value reflects all deductions that are charged to a contract owner, in proportion to the length of the base period and the Investment Division's average contract size. The current annualized yield of The Guardian Cash Fund Investment Division for the 7-day period ended December 31, 2001 was 1.36%.

Yield also may be calculated on an effective or compound basis, which assumes continual reinvestment by the Investment Division throughout an entire year of net income earned by the Investment Division at the same rate as net income is earned in the base period. The effective or compound yield for a base period is calculated by (1) dividing (i) the net change in the value of the contract for the base period by (ii) the value of the contract as of the beginning of the base period, (2) adding 1 to the result, (3) raising the sum to a power equal to 365 divided by the number of days in the base period, and (4) subtracting 1 from the result. The effective annualized yield of The Guardian Cash Fund Investment Division for the 7-day period ended December 31, 2001 was 1.37%.


The current and effective yields of The Guardian Cash Fund Investment Division will vary depending on prevailing interest rates, the operating expenses and the quality, maturity and type of instruments held in The Guardian Cash Fund's portfolio. Consequently, no yield quotation should be considered as representative of what the yield of the Investment Division may be for any specified period in the future. The yield is subject to fluctuation and is not guaranteed.

Performance Comparisons

Advertisements and sales literature for the Separate Account's Investment Divisions and their underlying Funds may compare their performance to other investment vehicles and the separate accounts of other insurance companies as reflected in independent performance data furnished by sources such as Lipper Analytical Services, Inc., Morningstar, and Variable Annuity Research & Data Service, all of which are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis. The performance analysis prepared by such services rank issuers on the basis of total return, assuming reinvestment of distributions, but may not take sales charges, redemption fees, or certain expense deductions into consideration. In addition, promotional materials may also compare a Fund's performance to one or more indices of the types of securities which the Fund buys and sells for its portfolio. Performance comparisons may be illustrated by tables, graphs or charts.

VALUATION OF ASSETS OF THE SEPARATE ACCOUNT

The value of Fund shares held in each Investment Division at the time of each valuation is the redemption value of such shares at such time. If the right to redeem shares of a Fund has been suspended, or payment of redemption value has been postponed for the sole purpose of computing annuity payments, the shares held in the Separate Account (and corresponding annuity units) may be valued at fair value as determined in good faith by GIAC's Board of Directors.

TRANSFERABILITY RESTRICTIONS

Where a contract is owned in conjunction with a retirement plan qualified under the Code, a tax-sheltered annuity program or individual retirement account, and notwithstanding any other provisions of the contract, the contract owner may not change the ownership of the contract nor may the contract be sold, assigned or pledged as


                                                                            ----
STATEMENT OF ADDITIONAL INFORMATION                                         B-17
                                                                            ----
collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than GIAC unless the contract owner is the trustee of an employee trust qualified under the Code, the custodian of a custodial account treated as such, or the employer under a qualified non-trusteed pension plan.

EXPERTS - FINANCIAL STATEMENTS

The firm of PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036 currently serves as independent accountants for GIAC and the Separate Account.


The financial statements of The Guardian Separate Account D for the year ended December 31, 2001 have been so included in this Registration Statement in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

The consolidated financial statements of the Guardian Insurance & Annuity Company, Inc., as of December 31, 2001 and 2000 and for each of three years in the period ended December 31, 2001 included in this Registration Statement have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


The consolidated financial statements of GIAC should be considered only as bearing upon the ability of GIAC to meet its obligations under the contracts.


----
B-18                                                       THE GUARDIAN INVESTOR
----

                       This page intentionally left blank

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS OF
THE GUARDIAN SEPARATE ACCOUNT D
--------------------------------------------------------------------------------

The Guardian Separate Account D

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2001

                                                                                  Investment Divisions
                                                          -----------------------------------------------------------------
                                                                                                                   Guardian
                                                                                 Guardian         Guardian          VC High
                                                                Guardian           VC 500         VC Asset            Yield
                                                                   Stock            Index       Allocation             Bond
                                                          --------------   --------------   --------------   --------------
Assets:
  Shares owned in underlying fund .....................       38,662,660          926,157          311,762          252,805
  Net asset value per share (NAV) .....................            28.94             8.47             8.62             8.13
                                                          --------------   --------------   --------------   --------------
    Total Assets (Shares x NAV) .......................   $1,118,897,385   $    7,844,550   $    2,687,386   $    2,055,303
Liabilities:
  Due to The Guardian Insurance & Annuity Company, Inc.        1,912,137           22,131           13,710           11,030
                                                          --------------   --------------   --------------   --------------
    Net Assets ........................................   $1,116,985,248   $    7,822,419   $    2,673,676   $    2,044,273

Net Assets: Regular Contract
  Contract value in accumulation period ...............   $1,040,389,684   $    7,219,400   $    2,492,286   $    2,016,099
                                                          --------------   --------------   --------------   --------------
  Total Net Assets ....................................   $1,040,389,684   $    7,219,400   $    2,492,286   $    2,016,099
  Units Outstanding ...................................       29,533,253          864,060          265,382          204,845
  Unit Value (accumulation) ...........................   $        35.23   $         8.36   $         9.39   $         9.84

Net Assets: 7 Year Enhanced Death Benefit Rider
  Contract value in accumulation period ...............   $   72,800,082   $      603,019   $      181,390   $       28,174
                                                          --------------   --------------   --------------   --------------
  Total Net Assets ....................................   $   72,800,082   $      603,019   $      181,390   $       28,174
  Units Outstanding ...................................        7,249,644           72,521           19,408            2,876
  Unit Value (accumulation) ...........................   $        10.04   $         8.32   $         9.35   $         9.79

Net Assets:Total
  Contract value in accumulation period ...............   $1,113,189,766   $    7,822,419   $    2,673,676   $    2,044,273
  Contract value in payout (annuitization) period .....        3,795,482               --               --               --
                                                          --------------   --------------   --------------   --------------
  Total Net Assets ....................................   $1,116,985,248   $    7,822,419   $    2,673,676   $    2,044,273
                                                          ==============   ==============   ==============   ==============
  Units Outstanding ...................................       36,782,897          936,581          284,790          207,721
  Unit Value (accumulation) ...........................   $        30.26   $         8.35   $         9.39   $         9.84

FIFO Cost .............................................   $1,767,953,149   $    8,109,184   $    2,782,533   $    2,170,913

                                                                                   Investment Divisions
                                                          -----------------------------------------------------------------
                                                                                                   Gabelli          Baillie
                                                                Guardian         Guardian          Capital          Gifford
                                                                    Bond             Cash            Asset    International
                                                          --------------   --------------   --------------   --------------
Assets:
  Shares owned in underlying fund .....................       14,819,548       21,460,613        7,351,950       11,379,043
  Net asset value per share (NAV) .....................            11.99            10.00            14.23            12.72
                                                          --------------   --------------   --------------   --------------
    Total Assets (Shares x NAV) .......................   $  177,686,376   $  214,606,130   $  104,618,251   $  144,741,430
Liabilities:
  Due to The Guardian Insurance & Annuity Company, Inc.          304,942       31,486,677          179,561          252,206
                                                          --------------   --------------   --------------   --------------
    Net Assets ........................................   $  177,381,434   $  183,119,453   $  104,438,690   $  144,489,224

Net Assets: Regular Contract
  Contract value in accumulation period ...............   $  162,955,024   $  170,377,393   $   93,111,605   $  134,408,597
                                                          --------------   --------------   --------------   --------------
  Total Net Assets ....................................   $  162,955,024   $  170,377,393   $   93,111,605   $  134,408,597
  Units Outstanding ...................................        7,731,557       11,101,327        4,047,602        7,402,239
  Unit Value (accumulation) ...........................   $        21.08   $        15.35   $        23.00   $        18.16

Net Assets: 7 Year Enhanced Death Benefit Rider
  Contract value in accumulation period ...............   $   13,585,922   $   11,834,272   $   11,155,980   $    8,963,135
                                                          --------------   --------------   --------------   --------------
  Total Net Assets ....................................   $   13,585,922   $   11,834,272   $   11,155,980   $    8,963,135
  Units Outstanding ...................................        1,109,572        1,031,906          767,170          838,502
  Unit Value (accumulation) ...........................   $        12.24   $        11.47   $        14.54   $        10.69

Net Assets:Total
  Contract value in accumulation period ...............   $  176,540,946   $  182,211,665   $  104,267,585   $  143,371,732
  Contract value in payout (annuitization) period .....          840,488          907,788          171,105        1,117,492
                                                          --------------   --------------   --------------   --------------
  Total Net Assets ....................................   $  177,381,434   $  183,119,453   $  104,438,690   $  144,489,224
                                                          ==============   ==============   ==============   ==============
  Units Outstanding ...................................        8,841,129       12,133,233        4,814,772        8,240,741
  Unit Value (accumulation) ...........................   $        19.97   $        15.02   $        21.66   $        17.40

FIFO Cost .............................................   $  179,616,563   $  214,606,129   $  118,030,843   $  222,574,404

                                                                Investment Divisions
                                                          -------------------------------
                                                                 Baillie
                                                                 Gifford         Guardian
                                                                Emerging        Small Cap
                                                                 Markets            Stock
                                                          --------------   --------------
Assets:
  Shares owned in underlying fund .....................        2,276,085        2,608,758
  Net asset value per share (NAV) .....................             9.57            14.71
                                                          --------------   --------------
    Total Assets (Shares x NAV) .......................   $   21,782,133   $   38,374,828
Liabilities:
  Due to The Guardian Insurance & Annuity Company, Inc.           46,742           66,325
                                                          --------------   --------------
    Net Assets ........................................   $   21,735,391   $   38,308,503

Net Assets: Regular Contract
  Contract value in accumulation period ...............   $   20,264,214   $   35,124,318
                                                          --------------   --------------
  Total Net Assets ....................................   $   20,264,214   $   35,124,318
  Units Outstanding ...................................        2,046,816        2,868,390
  Unit Value (accumulation) ...........................   $         9.90   $        12.25

Net Assets: 7 Year Enhanced Death Benefit Rider
  Contract value in accumulation period ...............   $    1,469,655   $    3,177,007
                                                          --------------   --------------
  Total Net Assets ....................................   $    1,469,655   $    3,177,007
  Units Outstanding ...................................          147,733          292,911
  Unit Value (accumulation) ...........................   $         9.95   $        10.85

Net Assets:Total
  Contract value in accumulation period ...............   $   21,733,869   $   38,301,325
  Contract value in payout (annuitization) period .....            1,522            7,178
                                                          --------------   --------------
  Total Net Assets ....................................   $   21,735,391   $   38,308,503
                                                          ==============   ==============
  Units Outstanding ...................................        2,194,549        3,161,301
  Unit Value (accumulation) ...........................   $         9.90   $        12.12

FIFO Cost .............................................   $   25,862,876   $   45,095,231

See notes to financial statements.


                                  B-20 & B-21

The Guardian Separate Account D

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2001 (continued)

                                                                             Investment Divisions
                                                          ---------------------------------------------------------
                                                                           Value Line
                                                                            Strategic       AIM V.I.       AIM V.I.
                                                            Value Line          Asset        Capital         Global
                                                             Centurion     Management   Appreciation      Utilities
                                                          ------------   ------------   ------------   ------------
Assets:
  Shares owned in underlying fund .....................     12,003,215     39,134,727        196,976         74,641
  Net asset value per share (NAV) .....................          19.71          18.36          21.72          13.55
                                                          ------------   ------------   ------------   ------------
    Total Assets (Shares x NAV) .......................   $236,583,372   $718,513,593   $  4,278,329   $  1,011,388
Liabilities:
  Due to The Guardian Insurance & Annuity Company, Inc.        408,045      1,231,765         11,964         11,390
                                                          ------------   ------------   ------------   ------------
    Net Assets ........................................   $236,175,327   $717,281,828   $  4,266,365   $    999,998

Net Assets: Regular Contract
  Contract value in accumulation period ...............   $223,982,159   $663,138,049   $  3,928,400   $    971,962
                                                          ------------   ------------   ------------   ------------
  Total Net Assets ....................................   $223,982,159   $663,138,049   $  3,928,400   $    971,962
  Units Outstanding ...................................      5,814,117     17,377,163        543,701        132,578
  Unit Value (accumulation) ...........................   $      38.52   $      38.16   $       7.23   $       7.33

Net Assets: 7 Year Enhanced Death Benefit Rider
  Contract value in accumulation period ...............   $ 11,737,769   $ 50,793,279   $    337,965   $     28,036
                                                          ------------   ------------   ------------   ------------
  Total Net Assets ....................................   $ 11,737,769   $ 50,793,279   $    337,965   $     28,036
  Units Outstanding ...................................      1,018,409      3,731,307         47,001          3,843
  Unit Value (accumulation) ...........................   $      11.53   $      13.61   $       7.19   $       7.30

Net Assets:Total
  Contract value in accumulation period ...............   $235,719,928   $713,931,328   $  4,266,365   $    999,998
  Contract value in payout (annuitization) period .....        455,399      3,350,500             --             --
                                                          ------------   ------------   ------------   ------------
  Total Net Assets ....................................   $236,175,327   $717,281,828   $  4,266,365   $    999,998
                                                          ============   ============   ============   ============
  Units Outstanding ...................................      6,832,526     21,108,470        590,702        136,421
  Unit Value (accumulation) ...........................   $      34.50   $      33.82   $       7.22   $       7.33

FIFO Cost .............................................   $329,160,953   $870,220,774   $  5,755,303   $  1,358,837

                                                                               Investment Divisions
                                                          ---------------------------------------------------------
                                                              AIM V.I.          Davis          Davis          Davis
                                                                 Value      Financial    Real Estate          Value
                                                          ------------   ------------   ------------   ------------
Assets:
  Shares owned in underlying fund .....................        282,180        411,612        216,015      1,657,391
  Net asset value per share (NAV) .....................          23.35          10.67          10.35           9.87
                                                          ------------   ------------   ------------   ------------
    Total Assets (Shares x NAV) .......................   $  6,588,904   $  4,391,902   $  2,235,751   $ 16,358,446
Liabilities:
  Due to The Guardian Insurance & Annuity Company, Inc.         20,646         11,949          5,766         34,072
                                                          ------------   ------------   ------------   ------------
    Net Assets ........................................   $  6,568,258   $  4,379,953   $  2,229,985   $ 16,324,374

Net Assets: Regular Contract
  Contract value in accumulation period ...............   $  6,025,645   $  4,088,367   $  1,935,796   $ 14,857,067
                                                          ------------   ------------   ------------   ------------
  Total Net Assets ....................................   $  6,025,645   $  4,088,367   $  1,935,796   $ 14,857,067
  Units Outstanding ...................................        752,786        375,499        163,258      1,622,210
  Unit Value (accumulation) ...........................   $       8.00   $      10.89   $      11.86   $       9.16

Net Assets: 7 Year Enhanced Death Benefit Rider
  Contract value in accumulation period ...............   $    541,385   $    291,586   $    294,189   $  1,464,710
                                                          ------------   ------------   ------------   ------------
  Total Net Assets ....................................   $    541,385   $    291,586   $    294,189   $  1,464,710
  Units Outstanding ...................................         67,962         26,910         24,931        160,700
  Unit Value (accumulation) ...........................   $       7.97   $      10.84   $      11.80   $       9.11

Net Assets:Total
  Contract value in accumulation period ...............   $  6,567,030   $  4,379,953   $  2,229,985   $ 16,321,777
  Contract value in payout (annuitization) period .....          1,228             --             --          2,597
                                                          ------------   ------------   ------------   ------------
  Total Net Assets ....................................   $  6,568,258   $  4,379,953   $  2,229,985   $ 16,324,374
                                                          ============   ============   ============   ============
  Units Outstanding ...................................        820,748        402,409        188,189      1,782,910
  Unit Value (accumulation) ...........................   $       8.00   $      10.88   $      11.85   $       9.15

FIFO Cost .............................................   $  7,357,379   $  4,577,328   $  2,263,641   $ 17,351,624

                                                              Investment Divisions
                                                          ---------------------------
                                                          Fidelity VIP   Fidelity VIP
                                                            Contrafund  Equity-Income
                                                         Service Class  Service Class
                                                         -------------  -------------
Assets:
  Shares owned in underlying fund .....................        436,759        376,474
  Net asset value per share (NAV) .....................          20.06          22.67
                                                          ------------   ------------
    Total Assets (Shares x NAV) .......................   $  8,761,384   $  8,534,658
Liabilities:
  Due to The Guardian Insurance & Annuity Company, Inc.         19,322         15,917
                                                          ------------   ------------
    Net Assets ........................................   $  8,742,062   $  8,518,741

Net Assets: Regular Contract
  Contract value in accumulation period ...............   $  8,088,903   $  7,458,202
                                                          ------------   ------------
  Total Net Assets ....................................   $  8,088,903   $  7,458,202
  Units Outstanding ...................................        930,322        729,421
  Unit Value (accumulation) ...........................   $       8.69   $      10.22

Net Assets: 7 Year Enhanced Death Benefit Rider
  Contract value in accumulation period ...............   $    650,501   $  1,060,539
                                                          ------------   ------------
  Total Net Assets ....................................   $    650,501   $  1,060,539
  Units Outstanding ...................................         75,177        104,223
  Unit Value (accumulation) ...........................   $       8.65   $      10.18

Net Assets:Total
  Contract value in accumulation period ...............   $  8,739,404   $  8,518,741
  Contract value in payout (annuitization) period .....          2,658             --
                                                          ------------   ------------
  Total Net Assets ....................................   $  8,742,062   $  8,518,741
                                                          ============   ============
  Units Outstanding ...................................      1,005,499        833,644
  Unit Value (accumulation) ...........................   $       8.69   $      10.22

FIFO Cost .............................................   $  9,156,214   $  8,510,635

See notes to financial statements.


                                  B-22 & B-23

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS OF
THE GUARDIAN SEPARATE ACCOUNT D
--------------------------------------------------------------------------------

The Guardian Separate Account D

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2001 (continued)

                                                                            Investment Divisions
                                                        -----------------------------------------------------------
                                                             Fidelity
                                                                  VIP        Fidelity
                                                               Growth             VIP    Janus Aspen    Janus Aspen
                                                        Opportunities         Mid Cap     Aggressive        Capital
                                                        Service Class   Service Class         Growth   Appreciation
                                                        -------------   -------------    -----------   ------------
Assets:
  Shares owned in underlying fund .....................        49,751         949,518        153,583        267,371
  Net asset value per share (NAV) .....................         15.11           19.54          21.98          20.72
                                                          -----------     -----------    -----------    -----------
    Total Assets (Shares x NAV) .......................   $   751,731     $18,553,574    $ 3,375,752    $ 5,539,924
Liabilities:
  Due to The Guardian Insurance & Annuity Company, Inc.         5,165          30,424         11,360         18,017
                                                          -----------     -----------    -----------    -----------
    Net Assets ........................................   $   746,566     $18,523,150    $ 3,364,392    $ 5,521,907

Net Assets: Regular Contract
  Contract value in accumulation period ...............   $   700,698     $16,986,649    $ 3,117,871    $ 4,743,909
                                                          -----------     -----------    -----------    -----------
  Total Net Assets ....................................   $   700,698     $16,986,649    $ 3,117,871    $ 4,743,909
  Units Outstanding ...................................        87,433       1,398,815        615,473        664,090
  Unit Value (accumulation) ...........................   $      8.01     $     12.14    $      5.07    $      7.14

Net Assets: 7 Year Enhanced Death Benefit Rider
  Contract value in accumulation period ...............   $    45,868     $ 1,084,213    $   244,848    $   429,281
                                                          -----------     -----------    -----------    -----------
  Total Net Assets ....................................   $    45,868     $ 1,084,213    $   244,848    $   429,281
  Units Outstanding ...................................         5,751          89,713         48,567         60,384
  Unit Value (accumulation) ...........................   $      7.98     $     12.09    $      5.04    $      7.11

Net Assets:Total
  Contract value in accumulation period ...............   $   746,566     $18,070,862    $ 3,362,719    $ 5,173,190
  Contract value in payout (annuitization) period .....            --         452,288          1,673        348,717
                                                          -----------     -----------    -----------    -----------
  Total Net Assets ....................................   $   746,566     $18,523,150    $ 3,364,392    $ 5,521,907
                                                          ===========     ===========    ===========    ===========
  Units Outstanding ...................................        93,184       1,488,528        664,040        724,474
  Unit Value (accumulation) ...........................   $      8.01     $     12.14    $      5.06    $      7.14

FIFO Cost .............................................   $   778,397     $18,038,443    $ 5,266,366    $ 6,983,755

                                                                             Investment Divisions
                                                          -----------------------------------------------------
                                                                                                            MFS
                                                                        Janus Aspen           MFS     Investors
                                                          Janus Aspen     Worldwide      Emerging         Trust
                                                               Growth        Growth        Growth        Series
                                                          -----------   -----------   -----------   -----------
Assets:
  Shares owned in underlying fund .....................       299,906       422,197       125,371     1,024,564
  Net asset value per share (NAV) .....................         19.88         28.54         17.98         17.13
                                                          -----------   -----------   -----------   -----------
    Total Assets (Shares x NAV) .......................   $ 5,962,131   $12,049,496   $ 2,254,167   $17,550,782
Liabilities:
  Due to The Guardian Insurance & Annuity Company, Inc.        11,343        20,669         7,819        32,926
                                                          -----------   -----------   -----------   -----------
    Net Assets ........................................   $ 5,950,788   $12,028,827   $ 2,246,348   $17,517,856

Net Assets: Regular Contract
  Contract value in accumulation period ...............   $ 5,046,919   $10,587,046   $ 2,144,330   $14,971,095
                                                          -----------   -----------   -----------   -----------
  Total Net Assets ....................................   $ 5,046,919   $10,587,046   $ 2,144,330   $14,971,095
  Units Outstanding ...................................       732,194     1,510,751       351,543     1,377,253
  Unit Value (accumulation) ...........................   $      6.89   $      7.01   $      6.10   $     10.87

Net Assets: 7 Year Enhanced Death Benefit Rider
  Contract value in accumulation period ...............   $   901,867   $ 1,438,511   $   102,018   $ 2,487,549
                                                          -----------   -----------   -----------   -----------
  Total Net Assets ....................................   $   901,867   $ 1,438,511   $   102,018   $ 2,487,549
  Units Outstanding ...................................       131,473       206,264        16,806       225,960
  Unit Value (accumulation) ...........................   $      6.86   $      6.97   $      6.07   $     11.01

Net Assets:Total
  Contract value in accumulation period ...............   $ 5,948,786   $12,025,557   $ 2,246,348   $17,458,644
  Contract value in payout (annuitization) period .....         2,002         3,270            --        59,212
                                                          -----------   -----------   -----------   -----------
  Total Net Assets ....................................   $ 5,950,788   $12,028,827   $ 2,246,348   $17,517,856
                                                          ===========   ===========   ===========   ===========
  Units Outstanding ...................................       863,667     1,717,015       368,349     1,603,213
  Unit Value (accumulation) ...........................   $      6.89   $      7.00   $      6.10   $     10.89

FIFO Cost .............................................   $ 7,417,317   $16,089,417   $ 2,586,048   $20,965,054

                                                                   Investment Divisions
                                                          ---------------------------------------
                                                              MFS New           MFS           MFS
                                                            Discovery      Research  Total Return
                                                          -----------   -----------  ------------
Assets:
  Shares owned in underlying fund .....................       401,001       170,486       859,750
  Net asset value per share (NAV) .....................         15.27         14.32         18.61
                                                          -----------   -----------   -----------
    Total Assets (Shares x NAV) .......................   $ 6,123,280   $ 2,441,362   $15,999,942
Liabilities:
  Due to The Guardian Insurance & Annuity Company, Inc.        16,876        10,093        29,420
                                                          -----------   -----------   -----------
    Net Assets ........................................   $ 6,106,404   $ 2,431,269   $15,970,522

Net Assets: Regular Contract
  Contract value in accumulation period ...............   $ 5,733,914   $ 2,271,847   $15,326,610
                                                          -----------   -----------   -----------
  Total Net Assets ....................................   $ 5,733,914   $ 2,271,847   $15,326,610
  Units Outstanding ...................................       576,897       301,375     1,377,004
  Unit Value (accumulation) ...........................   $      9.94   $      7.54   $     11.13

Net Assets: 7 Year Enhanced Death Benefit Rider
  Contract value in accumulation period ...............   $   372,490   $   159,422   $   643,912
                                                          -----------   -----------   -----------
  Total Net Assets ....................................   $   372,490   $   159,422   $   643,912
  Units Outstanding ...................................        37,658        21,250        58,131
  Unit Value (accumulation) ...........................   $      9.89   $      7.50   $     11.08

Net Assets:Total
  Contract value in accumulation period ...............   $ 6,106,404   $ 2,431,269   $15,970,522
  Contract value in payout (annuitization) period .....            --            --            --
                                                          -----------   -----------   -----------
  Total Net Assets ....................................   $ 6,106,404   $ 2,431,269   $15,970,522
                                                          ===========   ===========   ===========
  Units Outstanding ...................................       614,555       322,625     1,435,135
  Unit Value (accumulation) ...........................   $      9.94   $      7.54   $     11.13

FIFO Cost .............................................   $ 6,054,586   $ 2,507,342   $15,872,455

See notes to financial statements.


                                  B-24 & B-25

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS OF
THE GUARDIAN SEPARATE ACCOUNT D
--------------------------------------------------------------------------------

The Guardian Separate Account D

STATEMENT OF OPERATIONS

Year Ended December 31, 2001

                                                                                         Investment Divisions
                                                                  ----------------------------------------------------------------
                                                                                                                          Guardian
                                                                                        Guardian         Guardian          VC High
                                                                       Guardian           VC 500         VC Asset            Yield
                                                                          Stock            Index       Allocation             Bond
                                                                  -------------    -------------    -------------    -------------
Investment Income
  Income:
    Reinvested dividends ......................................   $   3,418,180    $      64,173    $      21,935    $     162,831
  Expenses:
    Mortality expense risk and administrative charges .........      15,386,732           47,941           20,749           20,044
                                                                  -------------    -------------    -------------    -------------
  Net investment income/(expense) .............................     (11,968,552)          16,232            1,186          142,787
                                                                  -------------    -------------    -------------    -------------
Realized and Unrealized Gain/(Loss) from Investments
  Realized gain/(loss) from investments:
    Net realized gain/(loss) from sale of investments .........     (68,807,874)        (185,376)        (244,489)        (114,724)
    Reinvested realized gain distributions ....................      10,172,123            1,028           50,302               --
                                                                  -------------    -------------    -------------    -------------
  Net realized gain/(loss) on investments .....................     (58,635,751)        (184,348)        (194,187)        (114,724)
  Net change in unrealized appreciation/(depreciation) ........    (319,174,212)        (234,186)         (12,764)         (85,485)
                                                                  -------------    -------------    -------------    -------------
Net realized and unrealized gain/(loss) from investments ......    (377,809,963)        (418,534)        (206,951)        (200,209)
                                                                  -------------    -------------    -------------    -------------
Net Increase/(Decrease) in Net Assets Resulting from Operations   $(389,778,515)   $    (402,302)   $    (205,765)   $     (57,422)
                                                                  =============    =============    =============    =============

                                                                                       Investment Divisions
                                                                  --------------------------------------------------------------
                                                                                                        Gabelli          Baillie
                                                                       Guardian        Guardian         Capital          Gifford
                                                                           Bond            Cash           Asset    International
                                                                  -------------   -------------   -------------    -------------
Investment Income
  Income:
    Reinvested dividends ......................................   $  10,164,066   $   7,204,976   $     518,454    $          --
  Expenses:
    Mortality expense risk and administrative charges .........       2,024,268       3,148,984       1,207,913        2,081,344
                                                                  -------------   -------------   -------------    -------------
  Net investment income/(expense) .............................       8,139,798       4,055,992        (689,459)      (2,081,344)
                                                                  -------------   -------------   -------------    -------------
Realized and Unrealized Gain/(Loss) from Investments
  Realized gain/(loss) from investments:
    Net realized gain/(loss) from sale of investments .........         447,873              --        (667,837)     (14,585,919)
    Reinvested realized gain distributions ....................         835,598              --       5,419,575        3,310,456
                                                                  -------------   -------------   -------------    -------------
  Net realized gain/(loss) on investments .....................       1,283,471              --       4,751,738      (11,275,463)
  Net change in unrealized appreciation/(depreciation) ........       2,631,786              --      (3,221,707)     (39,563,949)
                                                                  -------------   -------------   -------------    -------------
Net realized and unrealized gain/(loss) from investments ......       3,915,257              --       1,530,031      (50,839,412)
                                                                  -------------   -------------   -------------    -------------
Net Increase/(Decrease) in Net Assets Resulting from Operations   $  12,055,055   $   4,055,992   $     840,572    $ (52,920,756)
                                                                  =============   =============   =============    =============

                                                                       Investment Divisions
                                                                  ------------------------------
                                                                        Baillie
                                                                        Gifford         Guardian
                                                                       Emerging        Small Cap
                                                                        Markets            Stock
                                                                  -------------    -------------
Investment Income
  Income:
    Reinvested dividends ......................................   $      40,076    $       2,881
  Expenses:
    Mortality expense risk and administrative charges .........         273,274          491,239
                                                                  -------------    -------------
  Net investment income/(expense) .............................        (233,198)        (488,358)
                                                                  -------------    -------------
Realized and Unrealized Gain/(Loss) from Investments
  Realized gain/(loss) from investments:
    Net realized gain/(loss) from sale of investments .........         511,835        1,926,428
    Reinvested realized gain distributions ....................              --            2,060
                                                                  -------------    -------------
  Net realized gain/(loss) on investments .....................         511,835        1,928,488
  Net change in unrealized appreciation/(depreciation) ........         427,103       (6,554,420)
                                                                  -------------    -------------
Net realized and unrealized gain/(loss) from investments ......         938,938       (4,625,932)
                                                                  -------------    -------------
Net Increase/(Decrease) in Net Assets Resulting from Operations   $     705,740    $  (5,114,290)
                                                                  =============    =============

See notes to financial statements.


                                  B-26 & B-27

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS OF
THE GUARDIAN SEPARATE ACCOUNT D
--------------------------------------------------------------------------------

The Guardian Separate Account D

STATEMENT OF OPERATIONS

Year Ended December 31, 2001 (continued)

                                                                                          Investment Divisions
                                                                  ----------------------------------------------------------------
                                                                                    Value Line
                                                                                     Strategic           AIM V.I.         AIM V.I.
                                                                     Value Line          Asset            Capital           Global
                                                                      Centurion     Management       Appreciation        Utilities
                                                                  -------------    -------------    -------------    -------------
Investment Income
  Income:
    Reinvested dividends ......................................   $     458,393    $  26,404,304    $          --    $      14,485
  Expenses:
    Mortality expense risk and administrative charges .........       3,127,650        9,456,442           50,123            8,669
                                                                  -------------    -------------    -------------    -------------
  Net investment income/(expense) .............................      (2,669,257)      16,947,862          (50,123)           5,816
                                                                  -------------    -------------    -------------    -------------
Realized and Unrealized Gain/(Loss) from Investments
  Realized gain/(loss) from investments:
    Net realized gain/(loss) from sale of investments .........      (4,430,982)      21,377,167       (1,618,696)        (139,106)
    Reinvested realized gain distributions ....................      35,124,334       59,997,918          341,465           94,727
                                                                  -------------    -------------    -------------    -------------
  Net realized gain/(loss) on investments .....................      30,693,352       81,375,085       (1,277,231)         (44,379)
  Net change in unrealized appreciation/(depreciation) ........     (88,295,322)    (236,425,845)        (138,832)        (292,153)
                                                                  -------------    -------------    -------------    -------------
Net realized and unrealized gain/(loss) from investments ......     (57,601,970)    (155,050,760)      (1,416,063)        (336,532)
                                                                  -------------    -------------    -------------    -------------
Net Increase/(Decrease) in Net Assets Resulting from Operations   $ (60,271,227)   $(138,102,898)   $  (1,466,186)   $    (330,716)
                                                                  =============    =============    =============    =============

                                                                                          Investment Divisions
                                                                  ----------------------------------------------------------------
                                                                       AIM V.I.            Davis            Davis            Davis
                                                                          Value        Financial      Real Estate            Value
                                                                  -------------    -------------    -------------    -------------
Investment Income
  Income:
    Reinvested dividends ......................................   $       8,714    $       1,842    $      89,078    $      67,807
  Expenses:
    Mortality expense risk and administrative charges .........          59,221           44,692           22,224          158,488
                                                                  -------------    -------------    -------------    -------------
  Net investment income/(expense) .............................         (50,507)         (42,850)          66,854          (90,681)
                                                                  -------------    -------------    -------------    -------------
Realized and Unrealized Gain/(Loss) from Investments
  Realized gain/(loss) from investments:
    Net realized gain/(loss) from sale of investments .........        (561,879)        (168,852)          48,441         (465,999)
    Reinvested realized gain distributions ....................         132,276               --           22,628               --
                                                                  -------------    -------------    -------------    -------------
  Net realized gain/(loss) on investments .....................        (429,603)        (168,852)          71,069         (465,999)
  Net change in unrealized appreciation/(depreciation) ........        (349,315)        (285,090)         (75,839)        (996,575)
                                                                  -------------    -------------    -------------    -------------
Net realized and unrealized gain/(loss) from investments ......        (778,918)        (453,942)          (4,770)      (1,462,574)
                                                                  -------------    -------------    -------------    -------------
Net Increase/(Decrease) in Net Assets Resulting from Operations   $    (829,425)   $    (496,792)   $      62,084    $  (1,553,255)
                                                                  =============    =============    =============    =============

                                                                        Investment Divisions
                                                                  ------------------------------
                                                                   Fidelity VIP     Fidelity VIP
                                                                     Contrafund    Equity-Income
                                                                  Service Class    Service Class
                                                                  -------------    -------------
Investment Income
  Income:
    Reinvested dividends ......................................   $      21,259    $      19,941
  Expenses:
    Mortality expense risk and administrative charges .........          77,695           52,387
                                                                  -------------    -------------
  Net investment income/(expense) .............................         (56,436)         (32,446)
                                                                  -------------    -------------
Realized and Unrealized Gain/(Loss) from Investments
  Realized gain/(loss) from investments:
    Net realized gain/(loss) from sale of investments .........        (462,714)        (288,367)
    Reinvested realized gain distributions ....................          85,037           58,824
                                                                  -------------    -------------
  Net realized gain/(loss) on investments .....................        (377,677)        (229,543)
  Net change in unrealized appreciation/(depreciation) ........        (258,675)         (15,415)
                                                                  -------------    -------------
Net realized and unrealized gain/(loss) from investments ......        (636,352)        (244,958)
                                                                  -------------    -------------
Net Increase/(Decrease) in Net Assets Resulting from Operations   $    (692,788)   $    (277,404)
                                                                  =============    =============

See notes to financial statements.


                                   B-28 & B-29

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS OF
THE GUARDIAN SEPARATE ACCOUNT D
--------------------------------------------------------------------------------

The Guardian Separate Account D

STATEMENT OF OPERATIONS

Year Ended December 31, 2001 (continued)

                                                                                    Investment Divisions
                                                                -----------------------------------------------------------
                                                                     Fidelity
                                                                          VIP       Fidelity
                                                                       Growth            VIP    Janus Aspen    Janus Aspen
                                                                Opportunities        Mid Cap     Aggressive        Capital
                                                                Service Class  Service Class         Growth   Appreciation
                                                                -------------  -------------    -----------   ------------
Investment Income
  Income:
    Reinvested dividends ......................................   $     1,051    $        --    $        --    $    71,710
  Expenses:
    Mortality expense risk and administrative charges .........         4,569        192,985         50,914         58,915
                                                                  -----------    -----------    -----------    -----------
  Net investment income/(expense) .............................        (3,518)      (192,985)       (50,914)        12,795
                                                                  -----------    -----------    -----------    -----------
Realized and Unrealized Gain/(Loss) from Investments
  Realized gain/(loss) from investments:
    Net realized gain/(loss) from sale of investments .........       (55,738)      (517,751)    (4,831,695)      (810,729)
    Reinvested realized gain distributions ....................            --             --             --             --
                                                                  -----------    -----------    -----------    -----------
  Net realized gain/(loss) on investments .....................       (55,738)      (517,751)    (4,831,695)      (810,729)
  Net change in unrealized appreciation/(depreciation) ........        (7,055)      (118,499)     1,731,608       (654,770)
                                                                  -----------    -----------    -----------    -----------
Net realized and unrealized gain/(loss) from investments ......       (62,793)      (636,250)    (3,100,087)    (1,465,499)
                                                                  -----------    -----------    -----------    -----------
Net Increase/(Decrease) in Net Assets Resulting from Operations   $   (66,311)   $  (829,235)   $(3,151,001)   $(1,452,704)
                                                                  ===========    ===========    ===========    ===========

                                                                                      Investment Divisions
                                                                  --------------------------------------------------------
                                                                                                                       MFS
                                                                                 Janus Aspen            MFS      Investors
                                                                  Janus Aspen      Worldwide       Emerging          Trust
                                                                       Growth         Growth         Growth         Series
                                                                  -----------    -----------    -----------    -----------
Investment Income
  Income:
    Reinvested dividends ......................................   $     4,505    $    59,860    $        --    $   107,135
  Expenses:
    Mortality expense risk and administrative charges .........        72,996        130,240         25,021        240,761
                                                                  -----------    -----------    -----------    -----------
  Net investment income/(expense) .............................       (68,491)       (70,380)       (25,021)      (133,626)
                                                                  -----------    -----------    -----------    -----------
Realized and Unrealized Gain/(Loss) from Investments
  Realized gain/(loss) from investments:
    Net realized gain/(loss) from sale of investments .........    (2,140,769)    (1,384,183)    (1,493,625)      (907,356)
    Reinvested realized gain distributions ....................        13,107             --        179,747        549,884
                                                                  -----------    -----------    -----------    -----------
  Net realized gain/(loss) on investments .....................    (2,127,662)    (1,384,183)    (1,313,878)      (357,472)
  Net change in unrealized appreciation/(depreciation) ........      (123,184)    (1,671,925)       203,773     (3,802,130)
                                                                  -----------    -----------    -----------    -----------
Net realized and unrealized gain/(loss) from investments ......    (2,250,846)    (3,056,108)    (1,110,105)    (4,159,602)
                                                                  -----------    -----------    -----------    -----------
Net Increase/(Decrease) in Net Assets Resulting from Operations   $(2,319,337)   $(3,126,488)   $(1,135,126)   $(4,293,228)
                                                                  ===========    ===========    ===========    ===========

                                                                             Investment Divisions
                                                                  -----------------------------------------
                                                                      MFS New            MFS            MFS
                                                                    Discovery       Research   Total Return
                                                                  -----------    -----------   ------------
Investment Income
  Income:
    Reinvested dividends ......................................   $        --    $       284    $   148,485
  Expenses:
    Mortality expense risk and administrative charges .........        44,426         25,569        107,106
                                                                  -----------    -----------    -----------
  Net investment income/(expense) .............................       (44,426)       (25,285)        41,379
                                                                  -----------    -----------    -----------
Realized and Unrealized Gain/(Loss) from Investments
  Realized gain/(loss) from investments:
    Net realized gain/(loss) from sale of investments .........      (437,597)      (927,716)      (145,809)
    Reinvested realized gain distributions ....................       108,695        272,761        219,240
                                                                  -----------    -----------    -----------
  Net realized gain/(loss) on investments .....................      (328,902)      (654,955)        73,431
  Net change in unrealized appreciation/(depreciation) ........       267,124         (1,322)        58,098
                                                                  -----------    -----------    -----------
Net realized and unrealized gain/(loss) from investments ......       (61,778)      (656,277)       131,529
                                                                  -----------    -----------    -----------
Net Increase/(Decrease) in Net Assets Resulting from Operations   $  (106,204)   $  (681,562)   $   172,908
                                                                  ===========    ===========    ===========

See notes to financial statements.


                                   B-30 & B-31

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS OF
THE GUARDIAN SEPARATE ACCOUNT D
--------------------------------------------------------------------------------

The Guardian Separate Account D

STATEMENT OF CHANGES IN NET ASSETS

Years Ended December 31, 2000 and 2001

                                                                                    Investment Divisions
                                                          ------------------------------------------------------------------------
                                                                                                                          Guardian
                                                                                    Guardian           Guardian            VC High
                                                                 Guardian             VC 500           VC Asset              Yield
                                                                    Stock              Index         Allocation               Bond
                                                          ---------------    ---------------    ---------------    ---------------
2000 Increase/(Decrease) from Operations
  Net investment income/(expense) .....................   $   (26,729,742)   $         1,872    $        20,757    $        19,435
  Net realized gain/(loss) from sale of investments ...       140,028,089            (28,290)            (2,659)            (3,515)
  Reinvested realized gain distributions ..............       348,393,248                498             38,167                 --
  Net change in unrealized appreciation/(depreciation)
    of investments ....................................      (900,544,786)           (30,447)           (82,383)           (30,125)
                                                          ---------------    ---------------    ---------------    ---------------
  Net increase/(decrease) resulting from operations ...      (438,853,191)           (56,367)           (26,118)           (14,205)
                                                          ---------------    ---------------    ---------------    ---------------

2000 Contract Transactions
  Net contract purchase payments ......................        33,248,005              5,150            105,610                 80
  Transfers between investment divisions ..............       (35,501,414)         1,188,110            778,956            402,601
  Transfers on account of death .......................        (4,777,176)                --                 --                 --
  Transfer of annuity benefits ........................      (273,728,512)           (14,541)            (2,384)           (38,918)
  Contract fees .......................................        (1,326,656)              (109)              (188)               (28)
  Transfers-other .....................................           193,213               (937)               280                 46
                                                          ---------------    ---------------    ---------------    ---------------
  Net increase/(decrease) from contract transactions ..      (281,892,540)         1,177,673            882,274            363,781
                                                          ---------------    ---------------    ---------------    ---------------
  Net increase/(decrease) in seed investments in
    Separate Account ..................................                --                 --                 --                 --
Actuarial Increase/(Decrease) in Reserves for Contracts
  in Payment Period ...................................           132,417                 --                 --                 --
                                                          ---------------    ---------------    ---------------    ---------------
Total Increase/(Decrease) in Net Assets ...............      (720,613,314)         1,121,306            856,156            349,576
  Net Assets at December 31, 1999 .....................     2,530,333,349                 --                 --                 --
                                                          ---------------    ---------------    ---------------    ---------------
  Net Assets at December 31, 2000 .....................   $ 1,809,720,035    $     1,121,306    $       856,156    $       349,576
                                                          ===============    ===============    ===============    ===============

2001 Increase/(Decrease) from Operations
  Net investment income/(expense) .....................   $   (11,968,552)   $        16,232    $         1,186    $       142,787
  Net realized gain/(loss) from sale of investments ...       (68,807,874)          (185,376)          (244,489)          (114,724)
  Reinvested realized gain distributions ..............        10,172,123              1,028             50,302                 --
  Net change in unrealized appreciation/(depreciation)
    of investments ....................................      (319,174,212)          (234,186)           (12,764)           (85,485)
                                                          ---------------    ---------------    ---------------    ---------------
  Net increase/(decrease) resulting from operations ...      (389,778,515)          (402,302)          (205,765)           (57,422)
                                                          ---------------    ---------------    ---------------    ---------------

2001 Contract Transactions
  Net contract purchase payments ......................        17,679,806            119,809            147,254             20,738
  Transfers between investment divisions ..............      (144,649,262)         7,218,372          2,319,359          2,320,371
  Transfer on account of death ........................        (4,995,538)                --                 --             (6,444)
  Transfer of annuity benefits ........................      (169,919,169)          (231,782)          (443,656)          (581,963)
  Contract fees .......................................        (1,089,403)            (2,437)            (1,085)              (923)
  Transfers-other .....................................            17,294               (547)             1,413                340
                                                          ---------------    ---------------    ---------------    ---------------
  Net increase/(decrease) from contract transactions ..      (302,956,272)         7,103,415          2,023,285          1,752,119
                                                          ---------------    ---------------    ---------------    ---------------
  Net increase/(decrease) in seed investments in
    Separate Account ..................................                --                 --                 --                 --
Actuarial Increase/(Decrease) in Reserves for Contracts
  in Payment Period ...................................                --                 --                 --                 --
                                                          ---------------    ---------------    ---------------    ---------------
Total Increase/(Decrease) in Net Assets ...............      (692,734,787)         6,701,113          1,817,520          1,694,697
  Net Assets at December 31, 2000 .....................     1,809,720,035          1,121,306            856,156            349,576
                                                          ---------------    ---------------    ---------------    ---------------
  Net Assets at December 31, 2001 .....................   $ 1,116,985,248    $     7,822,419    $     2,673,676    $     2,044,273
                                                          ===============    ===============    ===============    ===============

                                                                                    Investment Divisions
                                                          ------------------------------------------------------------------------
                                                                                                        Gabelli            Baillie
                                                                 Guardian           Guardian            Capital            Gifford
                                                                     Bond               Cash              Asset      International
                                                          ---------------    ---------------    ---------------    ---------------
2000 Increase/(Decrease) from Operations
  Net investment income/(expense) .....................   $     8,412,330    $     7,895,720    $    (1,094,380)   $    (3,440,676)
  Net realized gain/(loss) from sale of investments ...          (902,816)                --          4,233,786         21,696,451
  Reinvested realized gain distributions ..............                --                 --         19,545,917         66,937,280
  Net change in unrealized appreciation/(depreciation)
    of investments ....................................         5,894,222                 --        (18,548,418)      (161,169,601)
                                                          ---------------    ---------------    ---------------    ---------------
  Net increase/(decrease) resulting from operations ...        13,403,736          7,895,720          4,136,905        (75,976,546)
                                                          ---------------    ---------------    ---------------    ---------------

2000 Contract Transactions
  Net contract purchase payments ......................         3,010,443          4,081,146          1,430,455          4,721,490
  Transfers between investment divisions ..............        (9,516,412)         9,660,054         (9,897,270)        (9,087,554)
  Transfers on account of death .......................          (684,482)          (509,890)          (220,653)          (631,309)
  Transfer of annuity benefits ........................       (26,256,409)       (78,619,878)       (12,098,833)       (37,189,271)
  Contract fees .......................................           (92,107)           (89,621)           (52,450)          (159,909)
  Transfers-other .....................................            (1,533)           (20,642)             7,435              7,866
                                                          ---------------    ---------------    ---------------    ---------------
  Net increase/(decrease) from contract transactions ..       (33,540,500)       (65,498,831)       (20,831,316)       (42,338,687)
                                                          ---------------    ---------------    ---------------    ---------------
  Net increase/(decrease) in seed investments in
    Separate Account ..................................                --                 --                 --                 --
Actuarial Increase/(Decrease) in Reserves for Contracts
  in Payment Period ...................................            19,656            (81,774)                --            140,439
                                                          ---------------    ---------------    ---------------    ---------------
Total Increase/(Decrease) in Net Assets ...............       (20,117,108)       (57,684,885)       (16,694,411)      (118,174,794)
  Net Assets at December 31, 1999 .....................       178,493,130        211,738,327        115,460,266        385,871,971
                                                          ---------------    ---------------    ---------------    ---------------
  Net Assets at December 31, 2000 .....................   $   158,376,022    $   154,053,442    $    98,765,855    $   267,697,177
                                                          ===============    ===============    ===============    ===============

2001 Increase/(Decrease) from Operations
  Net investment income/(expense) .....................   $     8,139,798    $     4,055,992    $      (689,459)   $    (2,081,344)
  Net realized gain/(loss) from sale of investments ...           447,873                 --           (667,837)       (14,585,919)
  Reinvested realized gain distributions ..............           835,598                 --          5,419,575          3,310,456
  Net change in unrealized appreciation/(depreciation)
    of investments ....................................         2,631,786                 --         (3,221,707)       (39,563,949)
                                                          ---------------    ---------------    ---------------    ---------------
  Net increase/(decrease) resulting from operations ...        12,055,055          4,055,992            840,572        (52,920,756)
                                                          ---------------    ---------------    ---------------    ---------------

2001 Contract Transactions
  Net contract purchase payments ......................         2,463,147          3,625,918          1,557,347          2,500,064
  Transfers between investment divisions ..............        32,071,589         79,314,003         16,007,026        (17,515,448)
  Transfer on account of death ........................          (765,028)        (1,479,000)          (594,569)          (492,326)
  Transfer of annuity benefits ........................       (26,717,218)       (56,582,848)       (12,069,322)       (34,482,169)
  Contract fees .......................................          (111,897)          (102,987)           (61,080)          (140,003)
  Transfers-other .....................................             9,764             26,681             (7,139)           (14,727)
                                                          ---------------    ---------------    ---------------    ---------------
  Net increase/(decrease) from contract transactions ..         6,950,357         24,801,767          4,832,263        (50,144,609)
                                                          ---------------    ---------------    ---------------    ---------------
  Net increase/(decrease) in seed investments in
    Separate Account ..................................                --                 --                 --        (20,142,588)
Actuarial Increase/(Decrease) in Reserves for Contracts
  in Payment Period ...................................                --            208,252                 --                 --
                                                          ---------------    ---------------    ---------------    ---------------
Total Increase/(Decrease) in Net Assets ...............        19,005,412         29,066,011          5,672,835       (123,207,953)
  Net Assets at December 31, 2000 .....................       158,376,022        154,053,442         98,765,855        267,697,177
                                                          ---------------    ---------------    ---------------    ---------------
  Net Assets at December 31, 2001 .....................   $   177,381,434    $   183,119,453    $   104,438,690    $   144,489,224
                                                          ===============    ===============    ===============    ===============

                                                                  Investment Divisions
                                                          ----------------------------------
                                                                  Baillie
                                                                  Gifford           Guardian
                                                                 Emerging          Small Cap
                                                                  Markets              Stock
                                                          ---------------    ---------------
2000 Increase/(Decrease) from Operations
  Net investment income/(expense) .....................   $      (443,894)   $      (725,570)
  Net realized gain/(loss) from sale of investments ...         1,398,296          6,192,580
  Reinvested realized gain distributions ..............           476,367          1,949,549
  Net change in unrealized appreciation/(depreciation)
    of investments ....................................       (13,061,129)       (11,912,175)
                                                          ---------------    ---------------
  Net increase/(decrease) resulting from operations ...       (11,630,360)        (4,495,616)
                                                          ---------------    ---------------

2000 Contract Transactions
  Net contract purchase payments ......................           917,065          1,634,332
  Transfers between investment divisions ..............        (4,534,815)        10,586,840
  Transfers on account of death .......................           (19,554)           (47,911)
  Transfer of annuity benefits ........................        (4,608,978)        (6,130,868)
  Contract fees .......................................           (25,807)           (21,768)
  Transfers-other .....................................            (1,591)           (19,868)
                                                          ---------------    ---------------
  Net increase/(decrease) from contract transactions ..        (8,273,680)         6,000,757
                                                          ---------------    ---------------
  Net increase/(decrease) in seed investments in
    Separate Account ..................................                --                 --
Actuarial Increase/(Decrease) in Reserves for Contracts
  in Payment Period ...................................                --                 --
                                                          ---------------    ---------------
Total Increase/(Decrease) in Net Assets ...............       (19,904,040)         1,505,141
  Net Assets at December 31, 1999 .....................        45,054,060         51,220,748
                                                          ---------------    ---------------
  Net Assets at December 31, 2000 .....................   $    25,150,020    $    52,725,889
                                                          ===============    ===============

2001 Increase/(Decrease) from Operations
  Net investment income/(expense) .....................   $      (233,198)   $      (488,358)
  Net realized gain/(loss) from sale of investments ...           511,835          1,926,428
  Reinvested realized gain distributions ..............                --              2,060
  Net change in unrealized appreciation/(depreciation)
    of investments ....................................           427,103         (6,554,420)
                                                          ---------------    ---------------
  Net increase/(decrease) resulting from operations ...           705,740         (5,114,290)
                                                          ---------------    ---------------

2001 Contract Transactions
  Net contract purchase payments ......................           529,143            548,708
  Transfers between investment divisions ..............        (1,569,068)        (4,924,821)
  Transfer on account of death ........................           (17,556)           (32,090)
  Transfer of annuity benefits ........................        (3,043,794)        (4,876,511)
  Contract fees .......................................           (22,020)           (23,589)
  Transfers-other .....................................             2,926              5,207
                                                          ---------------    ---------------
  Net increase/(decrease) from contract transactions ..        (4,120,369)        (9,303,096)
                                                          ---------------    ---------------
  Net increase/(decrease) in seed investments in
    Separate Account ..................................                --                 --
Actuarial Increase/(Decrease) in Reserves for Contracts
  in Payment Period ...................................                --                 --
                                                          ---------------    ---------------
Total Increase/(Decrease) in Net Assets ...............        (3,414,629)       (14,417,386)
  Net Assets at December 31, 2000 .....................        25,150,020         52,725,889
                                                          ---------------    ---------------
  Net Assets at December 31, 2001 .....................   $    21,735,391    $    38,308,503
                                                          ===============    ===============

See notes to financial statements.


                                   B-32 & B-33

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS OF
THE GUARDIAN SEPARATE ACCOUNT D
--------------------------------------------------------------------------------

The Guardian Separate Account D

STATEMENT OF CHANGES IN NET ASSETS

Years Ended December 31, 2000 and 2001 (continued)

                                                                                     Investment Divisions
                                                          ------------------------------------------------------------------------
                                                                                  Value Line
                                                                                   Strategic           AIM V.I.           AIM V.I.
                                                               Value Line              Asset            Capital             Global
                                                                Centurion         Management       Appreciation          Utilities
                                                          ---------------    ---------------    ---------------    ---------------
2000 Increase/(Decrease) from Operations
  Net investment income/(expense) .....................   $    (4,924,252)   $     8,826,003    $       (21,841)   $         2,782
  Net realized gain/(loss) from sale of investments ...        20,930,287         64,054,442            (63,247)            (9,742)
  Reinvested realized gain distributions ..............        62,638,330        213,498,231            160,832             21,632
  Net change in unrealized appreciation/(depreciation)
    of investments ....................................      (134,650,963)      (273,541,299)        (1,338,141)           (55,296)
                                                          ---------------    ---------------    ---------------    ---------------
  Net increase/(decrease) resulting from operations ...       (56,006,598)        12,837,377         (1,262,397)           (40,624)
                                                          ---------------    ---------------    ---------------    ---------------

2000 Contract Transactions
  Net contract purchase payments ......................         6,359,177         15,457,070            188,276             33,299
  Transfers between investment divisions ..............       (20,270,368)       (15,220,393)         7,038,243            662,635
  Transfers on account of death .......................          (757,621)        (2,543,443)                --                 --
  Transfer of annuity benefits ........................       (53,459,534)      (138,656,090)          (117,324)           (45,487)
  Contract fees .......................................          (233,745)          (593,804)              (818)              (145)
  Transfers-other .....................................            33,863            (18,599)              (752)               523
                                                          ---------------    ---------------    ---------------    ---------------
  Net increase/(decrease) from contract transactions ..       (68,328,228)      (141,575,259)         7,107,625            650,825
                                                          ---------------    ---------------    ---------------    ---------------
  Net increase/(decrease) in seed investments in
    Separate Account ..................................                --                 --                 --                 --
Actuarial Increase/(Decrease) in Reserves for Contracts
  in Payment Period ...................................            41,795             38,253                 --                 --
                                                          ---------------    ---------------    ---------------    ---------------
Total Increase/(Decrease) in Net Assets ...............      (124,293,031)      (128,699,629)         5,845,228            610,201
  Net Assets at December 31, 1999 .....................       477,907,737      1,131,412,373                 --                 --
                                                          ---------------    ---------------    ---------------    ---------------
  Net Assets at December 31, 2000 .....................   $   353,614,706    $ 1,002,712,744    $     5,845,228    $       610,201
                                                          ===============    ===============    ===============    ===============

2001 Increase/(Decrease) from Operations
  Net investment income/(expense) .....................   $    (2,669,257)   $    16,947,862    $       (50,123)   $         5,816
  Net realized gain/(loss) from sale of investments ...        (4,430,982)        21,377,167         (1,618,696)          (139,106)
  Reinvested realized gain distributions ..............        35,124,334         59,997,918            341,465             94,727
  Net change in unrealized appreciation/(depreciation)
    of investments ....................................       (88,295,322)      (236,425,845)          (138,832)          (292,153)
                                                          ---------------    ---------------    ---------------    ---------------
  Net increase/(decrease) resulting from operations ...       (60,271,227)      (138,102,898)        (1,466,186)          (330,716)
                                                          ---------------    ---------------    ---------------    ---------------

2001 Contract Transactions
  Net contract purchase payments ......................         3,559,504          9,475,213             38,721             17,733
  Transfers between investment divisions ..............       (19,955,825)       (42,760,761)           563,588            819,085
  Transfer on account of death ........................        (1,036,752)        (2,705,488)           (10,860)                --
  Transfer of annuity benefits ........................       (39,523,346)      (110,817,880)          (717,765)          (115,326)
  Contract fees .......................................          (206,091)          (563,080)            (2,890)              (480)
  Transfers-other .....................................            (5,642)            43,978             16,529               (499)
                                                          ---------------    ---------------    ---------------    ---------------
  Net increase/(decrease) from contract transactions ..       (57,168,152)      (147,328,018)          (112,677)           720,513
                                                          ---------------    ---------------    ---------------    ---------------
  Net increase/(decrease) in seed investments in
    Separate Account ..................................                --                 --                 --                 --
Actuarial Increase/(Decrease) in Reserves for Contracts
  in Payment Period ...................................                --                 --                 --                 --
                                                          ---------------    ---------------    ---------------    ---------------
Total Increase/(Decrease) in Net Assets ...............      (117,439,379)      (285,430,916)        (1,578,863)           389,797
  Net Assets at December 31, 2000 .....................       353,614,706      1,002,712,744          5,845,228            610,201
                                                          ---------------    ---------------    ---------------    ---------------
  Net Assets at December 31, 2001 .....................   $   236,175,327    $   717,281,828    $     4,266,365    $       999,998
                                                          ===============    ===============    ===============    ===============

                                                                                      Investment Divisions
                                                          ------------------------------------------------------------------------
                                                                 AIM V.I.              Davis              Davis              Davis
                                                                    Value          Financial        Real Estate              Value
                                                          ---------------    ---------------    ---------------    ---------------
2000 Increase/(Decrease) from Operations
  Net investment income/(expense) .....................   $        (7,436)   $        (5,216)   $        11,641    $       (11,622)
  Net realized gain/(loss) from sale of investments ...          (118,161)            40,533             (5,276)           (36,604)
  Reinvested realized gain distributions ..............           138,984             29,448                 --             67,004
  Net change in unrealized appreciation/(depreciation)
    of investments ....................................          (419,159)            99,665             47,949              3,397
                                                          ---------------    ---------------    ---------------    ---------------
  Net increase/(decrease) resulting from operations ...          (405,772)           164,430             54,314             22,175
                                                          ---------------    ---------------    ---------------    ---------------

2000 Contract Transactions
  Net contract purchase payments ......................           113,802             68,862              1,050             76,693
  Transfers between investment divisions ..............         3,644,050          2,308,419          1,281,064          8,526,289
  Transfers on account of death .......................            (3,549)                --                 --             (3,897)
  Transfer of annuity benefits ........................           (25,973)           (93,637)            (2,806)          (148,541)
  Contract fees .......................................              (443)              (201)               (45)              (453)
  Transfers-other .....................................            (1,594)              (214)                27               (348)
                                                          ---------------    ---------------    ---------------    ---------------
  Net increase/(decrease) from contract transactions ..         3,726,293          2,283,229          1,279,290          8,449,743
                                                          ---------------    ---------------    ---------------    ---------------
  Net increase/(decrease) in seed investments in
    Separate Account ..................................                --                 --                 --                 --
Actuarial Increase/(Decrease) in Reserves for Contracts
  in Payment Period ...................................                --                 --                 --                 --
                                                          ---------------    ---------------    ---------------    ---------------
Total Increase/(Decrease) in Net Assets ...............         3,320,521          2,447,659          1,333,604          8,471,918
  Net Assets at December 31, 1999 .....................                --                 --                 --                 --
                                                          ---------------    ---------------    ---------------    ---------------
  Net Assets at December 31, 2000 .....................   $     3,320,521    $     2,447,659    $     1,333,604    $     8,471,918
                                                          ===============    ===============    ===============    ===============

2001 Increase/(Decrease) from Operations
  Net investment income/(expense) .....................   $       (50,507)   $       (42,850)   $        66,854    $       (90,681)
  Net realized gain/(loss) from sale of investments ...          (561,879)          (168,852)            48,441           (465,999)
  Reinvested realized gain distributions ..............           132,276                 --             22,628                 --
  Net change in unrealized appreciation/(depreciation)
    of investments ....................................          (349,315)          (285,090)           (75,839)          (996,575)
                                                          ---------------    ---------------    ---------------    ---------------
  Net increase/(decrease) resulting from operations ...          (829,425)          (496,792)            62,084         (1,553,255)
                                                          ---------------    ---------------    ---------------    ---------------

2001 Contract Transactions
  Net contract purchase payments ......................           135,477            155,573             20,079            257,916
  Transfers between investment divisions ..............         4,604,183          3,144,050          1,204,329         11,134,089
  Transfer on account of death ........................                --                 --             (1,695)                --
  Transfer of annuity benefits ........................          (659,493)          (868,068)          (387,643)        (1,980,119)
  Contract fees .......................................            (2,619)            (2,527)              (831)            (6,274)
  Transfers-other .....................................              (386)                58                 58                 99
                                                          ---------------    ---------------    ---------------    ---------------
  Net increase/(decrease) from contract transactions ..         4,077,162          2,429,086            834,297          9,405,711
                                                          ---------------    ---------------    ---------------    ---------------
  Net increase/(decrease) in seed investments in
    Separate Account ..................................                --                 --                 --                 --
Actuarial Increase/(Decrease) in Reserves for Contracts
  in Payment Period ...................................                --                 --                 --                 --
                                                          ---------------    ---------------    ---------------    ---------------
Total Increase/(Decrease) in Net Assets ...............         3,247,737          1,932,294            896,381          7,852,456
  Net Assets at December 31, 2000 .....................         3,320,521          2,447,659          1,333,604          8,471,918
                                                          ---------------    ---------------    ---------------    ---------------
  Net Assets at December 31, 2001 .....................   $     6,568,258    $     4,379,953    $     2,229,985    $    16,324,374
                                                          ===============    ===============    ===============    ===============

                                                                 Investment Divisions
                                                          ----------------------------------
                                                             Fidelity VIP       Fidelity VIP
                                                               Contrafund      Equity-Income
                                                            Service Class      Service Class
                                                          ---------------    ---------------
2000 Increase/(Decrease) from Operations
  Net investment income/(expense) .....................   $       (11,627)   $        (3,530)
  Net realized gain/(loss) from sale of investments ...            (3,013)             3,402
  Reinvested realized gain distributions ..............                --                 --
  Net change in unrealized appreciation/(depreciation)
    of investments ....................................          (136,156)            39,438
                                                          ---------------    ---------------
  Net increase/(decrease) resulting from operations ...          (150,796)            39,310
                                                          ---------------    ---------------

2000 Contract Transactions
  Net contract purchase payments ......................            63,823            149,372
  Transfers between investment divisions ..............         2,860,558            716,601
  Transfers on account of death .......................            (3,767)                --
  Transfer of annuity benefits ........................           (45,960)           (12,744)
  Contract fees .......................................              (357)               (45)
  Transfers-other .....................................              (944)              (423)
                                                          ---------------    ---------------
  Net increase/(decrease) from contract transactions ..         2,873,353            852,761
                                                          ---------------    ---------------
  Net increase/(decrease) in seed investments in
    Separate Account ..................................                --                 --
Actuarial Increase/(Decrease) in Reserves for Contracts
  in Payment Period ...................................                --                 --
                                                          ---------------    ---------------
Total Increase/(Decrease) in Net Assets ...............         2,722,557            892,071
  Net Assets at December 31, 1999 .....................                --                 --
                                                          ---------------    ---------------
  Net Assets at December 31, 2000 .....................   $     2,722,557    $       892,071
                                                          ===============    ===============

2001 Increase/(Decrease) from Operations
  Net investment income/(expense) .....................   $       (56,436)   $       (32,446)
  Net realized gain/(loss) from sale of investments ...          (462,714)          (288,367)
  Reinvested realized gain distributions ..............            85,037             58,824
  Net change in unrealized appreciation/(depreciation)
    of investments ....................................          (258,675)           (15,415)
                                                          ---------------    ---------------
  Net increase/(decrease) resulting from operations ...          (692,788)          (277,404)
                                                          ---------------    ---------------

2001 Contract Transactions
  Net contract purchase payments ......................           119,740             59,266
  Transfers between investment divisions ..............         7,168,884          8,722,909
  Transfer on account of death ........................           (17,173)           (61,104)
  Transfer of annuity benefits ........................          (556,048)          (813,692)
  Contract fees .......................................            (2,694)            (2,074)
  Transfers-other .....................................              (416)            (1,231)
                                                          ---------------    ---------------
  Net increase/(decrease) from contract transactions ..         6,712,293          7,904,074
                                                          ---------------    ---------------
  Net increase/(decrease) in seed investments in
    Separate Account ..................................                --                 --
Actuarial Increase/(Decrease) in Reserves for Contracts
  in Payment Period ...................................                --                 --
                                                          ---------------    ---------------
Total Increase/(Decrease) in Net Assets ...............         6,019,505          7,626,670
  Net Assets at December 31, 2000 .....................         2,722,557            892,071
                                                          ---------------    ---------------
  Net Assets at December 31, 2001 .....................   $     8,742,062    $     8,518,741
                                                          ===============    ===============

See notes to financial statements.


                                   B-34 & B-35

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS OF
THE GUARDIAN SEPARATE ACCOUNT D
--------------------------------------------------------------------------------

The Guardian Separate Account D

STATEMENT OF CHANGES IN NET ASSETS

Years Ended December 31, 2000 and 2001 (continued)

                                                                               Investment Divisions
                                                         -------------------------------------------------------------
                                                              Fidelity
                                                                   VIP        Fidelity
                                                                Growth             VIP     Janus Aspen     Janus Aspen
                                                         Opportunities         Mid Cap      Aggressive         Capital
                                                         Service Class   Service Class          Growth    Appreciation
                                                         -------------   -------------    ------------    ------------
2000 Increase/(Decrease) from Operations
  Net investment income/(expense) .....................   $       (596)   $    (57,440)   $     92,599    $     17,208
  Net realized gain/(loss) from sale of investments ...           (926)         62,694        (417,160)        (49,973)
  Reinvested realized gain distributions ..............             --              --         247,968             296
  Net change in unrealized appreciation/(depreciation)
    of investments ....................................        (19,611)        633,629      (3,622,222)       (789,060)
                                                          ------------    ------------    ------------    ------------
  Net increase/(decrease) resulting from operations ...        (21,133)        638,883      (3,698,815)       (821,529)
                                                          ------------    ------------    ------------    ------------

2000 Contract Transactions
  Net contract purchase payments ......................         35,487         279,867         364,296         352,846
  Transfers between investment divisions ..............        202,272      15,396,742      11,210,575       5,162,141
  Transfers on account of death .......................             --              --          (3,006)             --
  Transfer of annuity benefits ........................           (121)       (237,152)       (241,266)       (173,817)
  Contract fees .......................................            (72)         (2,161)         (1,588)           (840)
  Transfers-other .....................................           (102)           (918)         (4,924)           (218)
                                                          ------------    ------------    ------------    ------------
  Net increase/(decrease) from contract transactions ..        237,464      15,436,378      11,324,087       5,340,112
                                                          ------------    ------------    ------------    ------------
  Net increase/(decrease) in seed investments in
    Separate Account ..................................             --              --              --              --
Actuarial Increase/(Decrease) in Reserves for Contracts
  in Payment Period ...................................             --              --              --              --
                                                          ------------    ------------    ------------    ------------
Total Increase/(Decrease) in Net Assets ...............        216,331      16,075,261       7,625,272       4,518,583
  Net Assets at December 31, 1999 .....................             --              --              --              --
                                                          ------------    ------------    ------------    ------------
  Net Assets at December 31, 2000 .....................   $    216,331    $ 16,075,261    $  7,625,272    $  4,518,583
                                                          ============    ============    ============    ============

2001 Increase/(Decrease) from Operations
  Net investment income/(expense) .....................   $     (3,518)   $   (192,985)   $    (50,914)   $     12,795
  Net realized gain/(loss) from sale of investments ...        (55,738)       (517,751)     (4,831,695)       (810,729)
  Reinvested realized gain distributions ..............             --              --              --              --
  Net change in unrealized appreciation/(depreciation)
    of investments ....................................         (7,055)       (118,499)      1,731,608        (654,770)
                                                          ------------    ------------    ------------    ------------
  Net increase/(decrease) resulting from operations ...        (66,311)       (829,235)     (3,151,001)     (1,452,704)
                                                          ------------    ------------    ------------    ------------

2001 Contract Transactions
  Net contract purchase payments ......................         15,653         315,703         178,509         169,382
  Transfers between investment divisions ..............        632,197       4,878,050        (924,651)      2,888,559
  Transfer on account of death ........................             --              --         (26,470)             --
  Transfer of annuity benefits ........................        (51,080)     (1,910,331)       (333,906)       (593,211)
  Contract fees .......................................           (231)         (9,919)         (3,886)         (3,078)
  Transfers-other .....................................              7           3,621             525          (5,624)
                                                          ------------    ------------    ------------    ------------
  Net increase/(decrease) from contract transactions ..        596,546       3,277,124      (1,109,879)      2,456,028
                                                          ------------    ------------    ------------    ------------
  Net increase/(decrease) in seed investments in
    Separate Account ..................................             --              --              --              --
Actuarial Increase/(Decrease) in Reserves for Contracts
  in Payment Period ...................................             --              --              --              --
                                                          ------------    ------------    ------------    ------------
Total Increase/(Decrease) in Net Assets ...............        530,235       2,447,889      (4,260,880)      1,003,324
  Net Assets at December 31, 2000 .....................        216,331      16,075,261       7,625,272       4,518,583
                                                          ------------    ------------    ------------    ------------
  Net Assets at December 31, 2001 .....................   $    746,566    $ 18,523,150    $  3,364,392    $  5,521,907
                                                          ============    ============    ============    ============

                                                                              Investment Divisions
                                                          ------------------------------------------------------------
                                                                                                                   MFS
                                                                           Janus Aspen             MFS       Investors
                                                           Janus Aspen       Worldwide        Emerging           Trust
                                                                Growth          Growth          Growth          Series
                                                          ------------    ------------    ------------    ------------
2000 Increase/(Decrease) from Operations
  Net investment income/(expense) .....................   $     24,793    $     51,803    $    (12,797)   $   (222,641)
  Net realized gain/(loss) from sale of investments ...        (34,766)       (132,602)        (23,995)      2,378,930
  Reinvested realized gain distributions ..............        148,220         305,288              --         262,903
  Net change in unrealized appreciation/(depreciation)
    of investments ....................................     (1,332,002)     (2,367,996)       (535,656)     (3,298,170)
                                                          ------------    ------------    ------------    ------------
  Net increase/(decrease) resulting from operations ...     (1,193,755)     (2,143,507)       (572,448)       (878,978)
                                                          ------------    ------------    ------------    ------------

2000 Contract Transactions
  Net contract purchase payments ......................        159,802         311,337          88,167         465,876
  Transfers between investment divisions ..............      7,243,917      13,081,519       3,630,475     (10,894,290)
  Transfers on account of death .......................             --          (3,638)             --         (80,222)
  Transfer of annuity benefits ........................       (248,229)       (370,851)       (102,688)     (3,955,499)
  Contract fees .......................................           (741)         (1,687)           (422)        (14,186)
  Transfers-other .....................................         (2,503)           (762)         (1,515)         (1,062)
                                                          ------------    ------------    ------------    ------------
  Net increase/(decrease) from contract transactions ..      7,152,246      13,015,918       3,614,017     (14,479,383)
                                                          ------------    ------------    ------------    ------------
  Net increase/(decrease) in seed investments in
    Separate Account ..................................             --              --              --              --
Actuarial Increase/(Decrease) in Reserves for Contracts
  in Payment Period ...................................             --              --              --              --
                                                          ------------    ------------    ------------    ------------
Total Increase/(Decrease) in Net Assets ...............      5,958,491      10,872,411       3,041,569     (15,358,361)
  Net Assets at December 31, 1999 .....................             --              --              --      41,417,802
                                                          ------------    ------------    ------------    ------------
  Net Assets at December 31, 2000 .....................   $  5,958,491    $ 10,872,411    $  3,041,569    $ 26,059,441
                                                          ============    ============    ============    ============

2001 Increase/(Decrease) from Operations
  Net investment income/(expense) .....................   $    (68,491)   $    (70,380)   $    (25,021)   $   (133,626)
  Net realized gain/(loss) from sale of investments ...     (2,140,769)     (1,384,183)     (1,493,625)       (907,356)
  Reinvested realized gain distributions ..............         13,107              --         179,747         549,884
  Net change in unrealized appreciation/(depreciation)
    of investments ....................................       (123,184)     (1,671,925)        203,773      (3,802,130)
                                                          ------------    ------------    ------------    ------------
  Net increase/(decrease) resulting from operations ...     (2,319,337)     (3,126,488)     (1,135,126)     (4,293,228)
                                                          ------------    ------------    ------------    ------------

2001 Contract Transactions
  Net contract purchase payments ......................        190,142         258,996          56,284         231,803
  Transfers between investment divisions ..............      3,140,554       5,168,083         499,118      (1,614,530)
  Transfer on account of death ........................        (25,654)         (1,730)        (13,813)        (41,030)
  Transfer of annuity benefits ........................       (985,151)     (1,135,657)       (199,030)     (2,811,036)
  Contract fees .......................................         (3,889)         (6,410)         (1,493)        (11,813)
  Transfers-other .....................................         (4,368)           (378)         (1,161)         (1,751)
                                                          ------------    ------------    ------------    ------------
  Net increase/(decrease) from contract transactions ..      2,311,634       4,282,904         339,905      (4,248,357)
                                                          ------------    ------------    ------------    ------------
  Net increase/(decrease) in seed investments in
    Separate Account ..................................             --              --              --              --
Actuarial Increase/(Decrease) in Reserves for Contracts
  in Payment Period ...................................             --              --              --              --
                                                          ------------    ------------    ------------    ------------
Total Increase/(Decrease) in Net Assets ...............         (7,703)      1,156,416        (795,221)     (8,541,585)
  Net Assets at December 31, 2000 .....................      5,958,491      10,872,411       3,041,569      26,059,441
                                                          ------------    ------------    ------------    ------------
  Net Assets at December 31, 2001 .....................   $  5,950,788    $ 12,028,827    $  2,246,348    $ 17,517,856
                                                          ============    ============    ============    ============

                                                                       Investment Divisions
                                                          --------------------------------------------
                                                               MFS New             MFS             MFS
                                                             Discovery        Research    Total Return
                                                          ------------    ------------    ------------
2000 Increase/(Decrease) from Operations
  Net investment income/(expense) .....................   $    (12,450)   $     (4,524)   $     (2,314)
  Net realized gain/(loss) from sale of investments ...        (16,830)           (752)          3,814
  Reinvested realized gain distributions ..............             --              --              --
  Net change in unrealized appreciation/(depreciation)
    of investments ....................................       (198,430)        (64,658)         69,389
                                                          ------------    ------------    ------------
  Net increase/(decrease) resulting from operations ...       (227,710)        (69,934)         70,889
                                                          ------------    ------------    ------------

2000 Contract Transactions
  Net contract purchase payments ......................         61,816          14,280           1,585
  Transfers between investment divisions ..............      3,073,052       2,188,385       1,981,904
  Transfers on account of death .......................             --          (3,704)             --
  Transfer of annuity benefits ........................        (64,975)        (57,359)         (6,972)
  Contract fees .......................................           (424)           (202)            (11)
  Transfers-other .....................................         (2,776)           (543)            (97)
                                                          ------------    ------------    ------------
  Net increase/(decrease) from contract transactions ..      3,066,693       2,140,857       1,976,409
                                                          ------------    ------------    ------------
  Net increase/(decrease) in seed investments in
    Separate Account ..................................             --              --              --
Actuarial Increase/(Decrease) in Reserves for Contracts
  in Payment Period ...................................             --              --              --
                                                          ------------    ------------    ------------
Total Increase/(Decrease) in Net Assets ...............      2,838,983       2,070,923       2,047,298
  Net Assets at December 31, 1999 .....................             --              --              --
                                                          ------------    ------------    ------------
  Net Assets at December 31, 2000 .....................   $  2,838,983    $  2,070,923    $  2,047,298
                                                          ============    ============    ============

2001 Increase/(Decrease) from Operations
  Net investment income/(expense) .....................   $    (44,426)   $    (25,285)   $     41,379
  Net realized gain/(loss) from sale of investments ...       (437,597)       (927,716)       (145,809)
  Reinvested realized gain distributions ..............        108,695         272,761         219,240
  Net change in unrealized appreciation/(depreciation)
    of investments ....................................        267,124          (1,322)         58,098
                                                          ------------    ------------    ------------
  Net increase/(decrease) resulting from operations ...       (106,204)       (681,562)        172,908
                                                          ------------    ------------    ------------

2001 Contract Transactions
  Net contract purchase payments ......................         70,352          85,180         196,372
  Transfers between investment divisions ..............      3,706,848       1,133,264      14,744,716
  Transfer on account of death ........................             --              --         (55,825)
  Transfer of annuity benefits ........................       (402,180)       (172,445)     (1,129,517)
  Contract fees .......................................         (2,197)         (1,233)         (3,328)
  Transfers-other .....................................            802          (2,858)         (2,102)
                                                          ------------    ------------    ------------
  Net increase/(decrease) from contract transactions ..      3,373,625       1,041,908      13,750,316
                                                          ------------    ------------    ------------
  Net increase/(decrease) in seed investments in
    Separate Account ..................................             --              --              --
Actuarial Increase/(Decrease) in Reserves for Contracts
  in Payment Period ...................................             --              --              --
                                                          ------------    ------------    ------------
Total Increase/(Decrease) in Net Assets ...............      3,267,421         360,346      13,923,224
  Net Assets at December 31, 2000 .....................      2,838,983       2,070,923       2,047,298
                                                          ------------    ------------    ------------
  Net Assets at December 31, 2001 .....................   $  6,106,404    $  2,431,269    $ 15,970,522
                                                          ============    ============    ============

See notes to financial statements.


                                   B-36 & B-37

--------------------------------------------------------------------------------
THE GUARDIAN SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS (December 31, 2001)
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

      The Guardian Separate Account D (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was organized by The Guardian Insurance & Annuity Company, Inc. (GIAC) on August 23, 1989 and commenced operations on January 16, 1990. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (Guardian). GIAC issues the individual and group deferred variable annuity contracts offered through the Account. GIAC provides for accumulations and benefits under the contracts by crediting the net premium purchase payments to one or more investment divisions established within the Account, or to the Fixed Rate Option (FRO), as selected by the contractowner. Amounts allocated to the FRO are maintained by GIAC in its general account. The contractowner may transfer his or her contract value among the thirty one investment options within the Account, or the FRO. However, a contractowner may only invest in up to twenty investment divisions, including the FRO, at any time. Contractowners who qualify may also purchase either a seven year or contract anniversary Enhanced Death Benefit Rider, which may provide greater death benefits than the proceeds payable under the basic contract.

      The thirty one investment options of the Account correspond to the following underlying mutual funds in which the investment option invests: The Guardian Stock Fund (GSF), The Guardian VC 500 Index Fund, The Guardian VC Asset Allocation Fund, The Guardian VC High Yield Bond Fund, The Guardian Bond Fund, Inc. (GBF), The Guardian Cash Fund, Inc. (GCF), Gabelli Capital Asset Fund
(GCAF), Baillie Gifford International Fund (BGIF), Baillie Gifford Emerging Markets Fund (BGEMF), The Guardian Small Cap Stock Fund (GSCSF), Value Line Centurion Fund, Inc., Value Line Strategic Asset Management Trust, AIM V.I. Capital Appreciation Fund, AIM V.I. Global Utilities Fund, AIM V.I. Value Fund, Davis Financial Portfolio, Davis Real Estate Portfolio, Davis Value Portfolio, Fidelity VIP Contrafund Portfolio Service Class, Fidelity VIP Equity-Income Portfolio Service Class, Fidelity VIP Growth Opportunities Portfolio Service Class, Fidelity VIP Mid Cap Growth Portfolio Service Class, Janus Aspen Aggressive Growth Portfolio, Janus Aspen Capital Appreciation Portfolio, Janus Aspen Growth Portfolio, Janus Aspen Worldwide Growth Portfolio, MFS Emerging Growth Series, MFS Investors Trust Series (formerly MFS Growth With Income Series), MFS New Discovery Series, MFS Research Series, and MFS Total Return Series (collectively, the Funds and individually, a Fund). A tax-qualified and a non-tax-qualified investment division have been established within each investment option available in the Account.

      Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of GIAC. The assets of the Account will not be charged with any liabilities arising out of any other business conducted by GIAC, but the obligations of the Account, including the promise to make annuity payments, are obligations of GIAC.

      The changes in net assets maintained in the Account provide the basis for the periodic determination of benefits under the policies. The net assets are sufficient to fund the amount required under the state insurance law to provide for death benefits (without regard to the policy's minimum death benefit guarantee) and other policy benefits. Additional assets are held in GIAC's general account to cover the contingency that a policy's guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies of the Account.

Investments

      (a) The market value of the investments in the Funds is based on the net asset value of the respective Funds as of their close of business on the valuation date.

      (b) Investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date. Realized gains are determined based on the identified cost of securities sold.

      (c)   The cost of investments sold is determined on a first in, first out
            (FIFO) basis.

Individual Mortality Table Used and the Assumed Investment Return

      Net assets allocated to contracts in the payout period are computed according to the 1971, 1983 and 2000 Individual Annuity Mortality Tables. The assumed investment return is 4.0% unless the annuitant elects otherwise, in which case the rate may vary, as regulated by the laws of respective states.


----
B-38                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2001 (continued)

Federal Income Taxes

      The operations of the Account are part of the operations of GIAC and, as such, are included in the consolidated tax return of Guardian. GIAC is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended. Under tax law, no federal income taxes are payable by GIAC with respect to the operations of the Account.

Use of Estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

Annuity Mortality Fluctuation Fund (AMFF)

      Pursuant to agreement with the New York State Insurance Department, GIAC maintains reserves in each of its separate accounts for the mortality risk associated with contracts in the annuity payout phase. Such accounts are referred to as the Annuity Mortality Fluctuation Fund ("AMFF"), and are invested in the GCF subdivision of each separate account. At December 31, 2001, the AMFF balance in the GCF subdivision of Separate Account D was $29,075,852.

NOTE 3 - PURCHASES AND SALES OF INVESTMENTS

      The cost of purchases and proceeds from sales of investments for the year ended December 31, 2001 were as follows:

                                                                        Purchases        Sales
                                                                      ------------   ------------
The Guardian Stock Fund ...........................................   $ 17,419,640   $323,675,619
The Guardian VC 500 Index Fund ....................................      8,666,258      1,527,642
The Guardian VC Asset Allocation Fund .............................      3,248,016      1,162,494
The Guardian VC High Yield Bond Fund ..............................      5,254,476      3,349,527
The Guardian Bond Fund, Inc. ......................................     40,742,363     24,832,342
The Guardian Cash Fund, Inc. ......................................    137,658,469    106,151,727
Gabelli Capital Asset Fund ........................................     24,278,397     14,738,105
Baillie Gifford International Fund ................................      7,955,642     77,242,382
Baillie Gifford Emerging Markets Fund .............................      2,651,014      7,011,308
The Guardian Small Cap Stock Fund .................................      3,385,682     13,213,836
Value Line Centurion Fund, Inc. ...................................     39,266,919     64,242,342
Value Line Strategic Asset Management Trust .......................     87,333,765    158,439,579
AIM V.I. Capital Appreciation Fund ................................      2,881,634      2,702,846
AIM V.I. Global Utilities Fund ....................................      1,326,757        497,031
AIM V.I. Value Fund ...............................................      5,962,200      1,794,047
Davis Financial Portfolio .........................................      4,847,227      2,456,298
Davis Real Estate Portfolio .......................................      3,635,656      2,709,653
Davis Value Portfolio .............................................     11,885,762      2,552,245
Fidelity VIP Contrafund Portfolio Service Class ...................      8,485,755      1,737,166
Fidelity VIP Equity-Income Portfolio Service Class ................     11,002,249      3,059,410
Fidelity VIP Growth Opportunities Portfolio Service Class .........        952,410        354,813
Fidelity VIP Mid Cap Portfolio Service Class ......................     11,975,310      8,898,187
Janus Aspen Aggressive Growth Portfolio ...........................      3,751,797      4,921,676
Janus Aspen Capital Appreciation Portfolio ........................      4,198,950      1,721,211
Janus Aspen Growth Portfolio ......................................      6,276,240      4,026,993
Janus Aspen Worldwide Growth Portfolio ............................      6,386,873      2,174,109
MFS Emerging Growth Series ........................................      2,928,865      2,439,214
MFS Investors Trust Series (formerly MFS Growth With Income Series)      2,130,136      5,981,475
MFS New Discovery Series ..........................................      5,862,502      2,420,181
MFS Research Series ...............................................      4,095,464      2,800,511
MFS Total Return Series ...........................................     18,256,582      4,218,540
                                                                      ------------   ------------
Total .............................................................   $494,703,010   $853,052,509
                                                                      ============   ============


                                                                            ----
FINANCIAL STATEMENTS                                                        B-39
                                                                            ----

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2001 (continued)

NOTE 4 - EXPENSES AND RELATED PARTY TRANSACTIONS

      GIAC deducts certain charges from the contract. Contractual charges paid to GIAC include:

Contract Charges

      A fixed annual contract fee of $35 is deducted on each contract anniversary date before annuitization and upon surrender prior to annuitization to cover GIAC's administrative expenses. These charges are deducted from the Accumulation Unit Value of the contract by redeeming shares of the investment division(s). For the years ended December 31, 2000 and 2001, contract fees amounted to $2,621,033 and $2,392,461 respectively.

Expense Charges

      (1) A charge for mortality and expense risk is computed daily and is equal to an annual rate of 1.15% of the average daily net assets applicable to contractowners. There are additional charges applicable to each rider option. The charges are calculated as a percentage of average daily net asset value of the applicable contracts as follows:

            a) 7 Year Enhanced Death Benefit Rider, with an annual rate of .30%;

            b) Contract Anniversary Enhanced Death Benefit Rider, with an annual rate of .25%. There were no sales in the year 2001.

      (2) A charge for premium taxes deducted from either the contract payment or upon annuitization, as determined in accordance with applicable state law.

      Currently, GIAC makes no charge against the Account for GIAC's federal income taxes. However, GIAC reserves the right to charge taxes attributable to the Account in the future.

      GSF, The Guardian VC 500 Index Fund, The Guardian VC Asset Allocation Fund and The Guardian VC High Yield Bond Fund, GBF, GCF and GSCSF each has an investment advisory agreement with Guardian Investor Services LLC (GIS), formerly Guardian Investor Services Corporation (GISC), a wholly owned subsidiary of GIAC. Fees earned by GIS on this agreement range from .25% to .75% on the average daily net assets. GIS has a management agreement with GCAF and earns fees of .40% on the average daily net assets. BGIF and BGEMF each has an investment advisory agreement with Guardian Baillie Gifford Ltd. (GBG), a joint venture company formed by GIAC and Baillie Gifford Overseas Ltd. Fees earned by GBG on this agreement range from .80% to 1.00% on the average daily net assets.

Sales Charges

      Contingent deferred sales charges on certain partial or total surrenders. These charges are assessed against redemptions and paid to GIAC during the first six contract years for a Single Purchase Payment Contract.

                     Number of Contract            Contingent Deferred
                       Years Completed           Sales Charge Percentage
                       ---------------           -----------------------
                              1                            6%
                              2                            6%
                              3                            5%
                              4                            4%
                              5                            3%
                              6                            2%
                              7                            1%
                              8+                           0%

      For a Flexible Purchase Payment Contract, each payment is subject to a contingent deferred sales charge for six years. Contingent deferred sales charges were $4,676,239 for the year ended December 31, 2001.


----
B-40                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2001 (continued)

NOTE 5 - CHANGES IN UNITS OUTSTANDING

      The changes in units outstanding for the years ended December 31, 2001 and 2000 were as follows:

                                                                 2001            2000
                                                             Net Increase    Net Increase
                                                              (Decrease)      (Decrease)
                                                             ------------    ------------
REGULAR CONTRACT

The Guardian Stock Fund ...................................   (7,570,854)     (4,860,031)
The Guardian VC 500 Index Fund ............................      748,798         115,262
The Guardian VC Asset Allocation Fund .....................      186,918          78,464
The Guardian VC High Yield Bond Fund ......................      168,486          36,359
The Guardian Bond Fund, Inc. ..............................      219,799      (1,691,498)
The Guardian Cash Fund, Inc. ..............................    1,504,423      (4,337,150)
Gabelli Capital Asset Fund ................................      165,894        (734,056)
Baillie Gifford International Fund ........................   (2,368,816)     (1,452,123)
Baillie Gifford Emerging Markets Fund .....................     (436,091)       (572,130)
The Guardian Small Cap Stock Fund .........................     (689,368)        547,017
Value Line Centurion Fund, Inc. ...........................   (1,392,068)     (1,193,924)
Value Line Strategic Asset Management Trust ...............   (3,568,347)     (2,954,529)
AIM V.I. Capital Appreciation Fund ........................      (10,742)        554,443
AIM V.I. Global Utilities Fund ............................       77,294          55,284
AIM V.I. Value Fund .......................................      405,100         347,685
Davis Financial Portfolio .................................      211,838         163,662
Davis Real Estate Portfolio ...............................       61,733         101,524
Davis Value Portfolio .....................................      849,780         772,430
Fidelity VIP Contrafund Portfolio - Service Class .........      674,910         255,412
Fidelity VIP Equity Income Portfolio - Service Class ......      661,692          67,729
Fidelity VIP Growth Opportunities Portfolio - Service Class       66,318          21,115
Fidelity VIP Mid Cap Portfolio - Service Class ............      231,326       1,167,489
Janus Aspen Aggressive Growth Portfolio ...................     (252,963)        868,436
Janus Aspen Capital Appreciation Portfolio ................      205,297         458,794
Janus Aspen Growth Portfolio ..............................      182,588         549,607
Janus Aspen Worldwide Growth Portfolio ....................      445,906       1,064,845
MFS Emerging Growth Series ................................       40,894         310,649
MFS Investors Trust Series (formerly MFS Growth With
  Income Series) ..........................................     (331,120)       (764,930)
MFS New Discovery Series ..................................      322,077         254,820
MFS Research Series .......................................       96,315         205,060
MFS Total Return Series ...................................    1,206,667         170,337


                                                                            ----
FINANCIAL STATEMENTS                                                        B-41
                                                                            ----

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2001 (continued)

                                                                 2001            2000
                                                             Net Increase    Net Increase
                                                              (Decrease)      (Decrease)
                                                             ------------    ------------
7 YEAR ENHANCED DEATH BENEFIT RIDER

The Guardian Stock Fund ...................................   (2,113,149)     (827,549)
The Guardian VC 500 Index Fund ............................       70,939         1,582
The Guardian VC Asset Allocation Fund .....................       15,888         3,520
The Guardian VC High Yield Bond Fund ......................        2,876            --
The Guardian Bond Fund, Inc. ..............................      192,996      (228,917)
The Guardian Cash Fund, Inc. ..............................      186,069      (238,617)
Gabelli Capital Asset Fund ................................       33,830      (355,953)
Baillie Gifford International Fund ........................     (315,554)     (303,155)
Baillie Gifford Emerging Markets Fund .....................      (37,120)     (168,530)
The Guardian Small Cap Stock Fund .........................     (117,948)     (295,578)
Value Line Centurion Fund, Inc. ...........................     (217,307)     (296,743)
Value Line Strategic Asset Management Trust ...............     (676,688)     (387,075)
AIM V.I. Capital Appreciation Fund ........................      (12,187)       59,188
AIM V.I. Global Utilities Fund ............................         (178)        4,021
AIM V.I. Value Fund .......................................       57,080        10,882
Davis Financial Portfolio .................................       (8,661)       35,571
Davis Real Estate Portfolio ...............................        9,136        15,795
Davis Value Portfolio .....................................      113,679        47,021
Fidelity VIP Contrafund Portfolio - Service Class .........       59,295        15,882
Fidelity VIP Equity Income Portfolio - Service Class ......       90,072        14,151
Fidelity VIP Growth Opportunities Portfolio - Service Class        4,032         1,719
Fidelity VIP Mid Cap Portfolio - Service Class ............       (6,473)       96,187
Janus Aspen Aggressive Growth Portfolio ...................       16,006        32,561
Janus Aspen Capital Appreciation Portfolio ................       29,363        31,021
Janus Aspen Growth Portfolio ..............................       37,761        93,712
Janus Aspen Worldwide Growth Portfolio ....................       81,341       124,924
MFS Emerging Growth Series ................................         (421)       17,227
MFS Investors Trust Series (formerly MFS Growth With
   Income Series) .........................................      (46,854)     (359,381)
MFS New Discovery Series ..................................       24,297        13,361
MFS Research Series .......................................       12,439         8,811
MFS Total Return Series ...................................       46,174        11,957


----
B-42                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2001 (continued)

NOTE 6 - UNIT VALUES

      For the years ended December 31, excluding the effect of the expenses of the underlying fund portfolios and charges made directly to contractholders' accounts thru redemption of units.

                                                                                    Expenses as    Investment
                                                              Net Assets             % of Avg.       Income      Total
                                            Units      Unit Value    In whole $      Net Assets      Ratio     Return(3)
                                            -----      ----------    ----------     -----------    ----------  ---------
REGULAR CONTRACT

The Guardian Stock Fund
            2001                         29,533,253      $35.23    $1,040,389,684      1.15%          0.23%     -22.35%
            2000                         37,104,107       45.37     1,683,261,647      1.15%          0.07%     -19.33%
            1999                         41,964,138       56.24     2,359,934,648      1.15%          0.42%      29.66%
            1998                         50,156,253       43.37     2,175,469,658      1.15%          0.93%      18.49%
            1997                         55,579,619       36.61     2,034,584,871      1.15%          1.19%      34.05%

The Guardian VC 500 Index Fund(1)
            2001                            864,060      $ 8.36    $    7,219,400      1.15%          1.44%     -12.94%
            2000                            115,262        9.60         1,106,151      1.15%          0.54%      -4.03%
            1999                                 --          --                --        --             --          --
            1998                                 --          --                --        --             --          --
            1997                                 --          --                --        --             --          --
The Guardian VC Asset Allocation
  Fund(1)
            2001                            265,382      $ 9.39    $    2,492,286      1.15%          1.24%     -10.08%
            2000                             78,464       10.44           819,460      1.15%          2.77%       4.44%
            1999                                 --          --                --        --             --          --
            1998                                 --          --                --        --             --          --
            1997                                 --          --                --        --             --          --

The Guardian VC High Yield Bond
  Fund(1)
            2001                            204,845      $ 9.84    $    2,016,099      1.15%         13.60%       2.37%
            2000                             36,359        9.61           349,576      1.15%          5.84%      -3.85%
            1999                                 --          --                --        --             --          --
            1998                                 --          --                --        --             --          --
            1997                                 --          --                --        --             --          --

The Guardian Bond Fund, Inc.
            2001                          7,731,557      $21.08    $  162,955,024      1.15%          6.05%       7.61%
            2000                          7,511,758       19.59       147,121,658      1.15%          6.15%       8.75%
            1999                          9,203,256       18.01       165,745,995      1.15%          5.41%      -1.98%
            1998                         11,326,075       18.37       208,097,143      1.15%          5.48%       6.85%
            1997                         12,034,797       17.19       206,937,826      1.15%          6.10%       8.11%

The Guardian Cash Fund, Inc.
            2001                         11,101,327      $15.35    $  170,377,393      1.15%          4.27%       2.40%
            2000                          9,596,904       14.99       143,839,931      1.15%          6.32%       4.81%
            1999                         13,934,054       14.30       199,269,512      1.15%          5.18%       3.57%
            1998                         14,263,345       13.81       196,944,590      1.15%          5.67%       3.91%
            1997                         13,909,645       13.29       184,839,865      1.15%          5.61%       3.91%

Gabelli Capital Asset Fund

            2001                          4,047,602      $23.00    $   93,111,605      1.15%          0.51%       1.38%
            2000                          3,881,708       22.69        88,075,802      1.15%          0.18%       4.34%
            1999                          4,615,764       21.75       100,376,656      1.15%          0.12%      18.43%
            1998                          5,301,774       18.36        97,350,941      1.15%          0.18%      10.42%
            1997                          4,972,852       16.63        82,691,700      1.15%          0.16%      40.93%

(1) Portfolio commenced operations on June 1, 2000.
(2) Portfolio commenced operations on July 16, 1997.
(3) Total returns are not annualized for periods less than one year.


                                                                            ----
FINANCIAL STATEMENTS                                                        B-43
                                                                            ----

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2001 (continued)

                                                                                    Expenses as    Investment
                                                              Net Assets             % of Avg.       Income      Total
                                            Units      Unit Value    In whole $      Net Assets      Ratio     Return(3)
                                            -----      ----------    ----------     -----------    ----------  ---------
REGULAR CONTRACT

Baillie Gifford International Fund
            2001                          7,402,239      $18.16    $  134,408,597      1.15%          0.00%     -21.32%
            2000                          9,771,054       23.08       225,488,315      1.15%          0.00%     -20.92%
            1999                         11,223,178       29.18       327,523,444      1.15%          0.40%      37.51%
            1998                         13,245,135       21.22       281,086,284      1.15%          0.62%      19.78%
            1997                         14,456,737       17.72       256,131,390      1.15%          1.64%      10.68%

Baillie Gifford Emerging Markets
  Fund
            2001                          2,046,816      $ 9.90    $   20,264,214      1.15%          0.17%       5.08%
            2000                          2,482,908        9.42        23,393,185      1.15%          0.00%     -28.64%
            1999                          3,055,038       13.20        40,335,292      1.15%          0.00%      70.28%
            1998                          2,924,415        7.75        22,674,601      1.15%          0.69%     -27.61%
            1997                          4,422,388       10.71        47,368,755      1.15%          0.66%       0.75%

The Guardian Small Cap Stock
  Fund(2)
            2001                          2,868,390      $12.25    $   35,124,318      1.15%          0.01%      -8.88%
            2000                          3,557,758       13.44        47,811,983      1.15%          0.00%      -4.49%
            1999                          3,010,741       14.07        42,363,166      1.15%          0.13%      33.49%
            1998                          3,733,815       10.54        39,356,149      1.15%          0.12%      -6.84%
            1997                          3,681,360       11.31        41,651,845      1.15%          0.19%      13.14%

Value Line Centurion Fund, Inc.
            2001                          5,814,117      $38.52    $  223,982,159      1.15%          0.16%     -17.31%
            2000                          7,206,185       46.59       335,710,705      1.15%          0.07%     -13.48%
            1999                          8,400,109       53.84       452,300,692      1.15%          0.26%      26.75%
            1998                          9,176,837       42.48       389,833,268      1.15%          0.31%      26.00%
            1997                         10,475,161       33.71       353,154,638      1.15%          0.33%      19.96%

Value Line Strategic Asset
  Management Trust
            2001                         17,377,163      $38.16    $  663,138,049      1.15%          3.07%     -13.92%
            2000                         20,945,510       44.33       928,614,695      1.15%          2.07%       0.78%
            1999                         23,900,039       43.99     1,051,451,432      1.15%          1.02%      22.89%
            1998                         27,209,665       35.80       974,102,844      1.15%          2.73%      25.99%
            1997                         30,381,124       28.41       863,277,905      1.15%          2.37%      14.33%

AIM V.I. Capital Appreciation Fund(1)
            2001                            543,701      $ 7.23    $    3,928,400      1.15%          0.00%     -24.16%
            2000                            554,443        9.53         5,282,349      1.15%          0.00%      -4.73%
            1999                                 --          --                --        --             --          --
            1998                                 --          --                --        --             --          --
            1997                                 --          --                --        --             --          --

AIM V.I. Global Utilities Fund(1)
            2001                            132,578      $ 7.33    $      971,962      1.15%          1.80%     -28.76%
            2000                             55,284       10.29           568,901      1.15%          0.90%       2.90%
            1999                                 --          --                --        --             --          --
            1998                                 --          --                --        --             --          --
            1997                                 --          --                --        --             --          --

(1) Portfolio commenced operations on June 1, 2000.
(2) Portfolio commenced operations on July 16, 1997.
(3) Total returns are not annualized for periods less than one year.


----
B-44                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2001 (continued)

                                                                                    Expenses as    Investment
                                                              Net Assets             % of Avg.       Income      Total
                                            Units      Unit Value    In whole $      Net Assets      Ratio     Return(3)
                                            -----      ----------    ----------     -----------    ----------  ---------
REGULAR CONTRACT

AIM V.I. Value Fund(1)
            2001                           752,786       $ 8.00    $   6,025,645       1.15%          0.18%     -13.57%
            2000                           347,685         9.26        3,219,927       1.15%          0.12%      -7.39%
            1999                                --           --               --         --             --          --
            1998                                --           --               --         --             --          --
            1997                                --           --               --         --             --          --

Davis Financial Portfolio(1)
            2001                           375,499       $10.89    $   4,088,367       1.15%          0.05%     -11.40%
            2000                           163,662        12.29        2,011,305       1.15%          0.08%      22.89%
            1999                                --           --               --         --             --          --
            1998                                --           --               --         --             --          --
            1997                                --           --               --         --             --          --

Davis Real Estate Portfolio(1)
            2001                           163,258       $11.86    $   1,935,796       1.15%          5.00%       4.28%
            2000                           101,524        11.37        1,154,342       1.15%          1.14%      13.70%
            1999                                --           --               --         --             --          --
            1998                                --           --               --         --             --          --
            1997                                --           --               --         --             --          --

Davis Value Portfolio(1)
            2001                         1,622,210       $ 9.16    $  14,857,067       1.15%          0.55%     -11.42%
            2000                           772,430        10.34        7,986,621       1.15%          0.28%       3.40%
            1999                                --           --               --         --             --          --
            1998                                --           --               --         --             --          --
            1997                                --           --               --         --             --          --

Fidelity VIP Contrafund Service Class(1)
            2001                           930,322       $ 8.69    $   8,088,903       1.15%          0.37%     -13.37%
            2000                           255,412        10.04        2,563,450       1.15%          0.00%       0.37%
            1999                                --           --               --         --             --          --
            1998                                --           --               --         --             --          --
            1997                                --           --               --         --             --          --

Fidelity VIP Equity-Income Service
  Class(1)
            2001                           729,421       $10.22    $   7,458,202       1.15%          0.42%      -6.18%
            2000                            67,729        10.90          738,131       1.15%          0.00%       8.98%
            1999                                --           --               --         --             --          --
            1998                                --           --               --         --             --          --
            1997                                --           --               --         --             --          --

Fidelity VIP Growth Opportunities
  Portfolio Service Class(1)
            2001                            87,433       $ 8.01    $     700,698       1.15%          0.22%     -15.42%
            2000                            21,115         9.48          200,075       1.15%          0.00%      -5.25%
            1999                                --           --               --         --             --          --
            1998                                --           --               --         --             --          --
            1997                                --           --               --         --             --          --

Fidelity VIP Mid Cap Service Class(1)
            2001                         1,398,815       $12.14    $  16,986,649       1.15%          0.00%      -4.47%
            2000                         1,167,489        12.71       14,841,615       1.15%          0.00%      27.12%
            1999                                --           --               --         --             --          --
            1998                                --           --               --         --             --          --
            1997                                --           --               --         --             --          --

(1) Portfolio commenced operations on June 1, 2000.
(2) Portfolio commenced operations on July 16, 1997.
(3) Total returns are not annualized for periods less than one year.

                                                                            ----
FINANCIAL STATEMENTS                                                        B-45
                                                                            ----

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2001 (continued)

                                                                                    Expenses as    Investment
                                                              Net Assets             % of Avg.       Income      Total
                                            Units      Unit Value    In whole $      Net Assets      Ratio     Return(3)
                                            -----      ----------    ----------     -----------    ----------  ---------
REGULAR CONTRACT

Janus Aspen Aggressive Growth
  Portfolio(1)
            2001                           615,473       $ 5.07    $   3,117,871       1.15%          0.00%     -40.15%
            2000                           868,436         8.46        7,350,186       1.15%          1.74%     -15.36%
            1999                                --           --               --         --             --          --
            1998                                --           --               --         --             --          --
            1997                                --           --               --         --             --          --

Janus Aspen Capital Appreciation
  Portfolio(1)
            2001                           664,090       $ 7.14    $   4,743,909       1.15%          1.43%     -22.57%
            2000                           458,794         9.23        4,232,897       1.15%          0.80%      -7.74%
            1999                                --           --               --         --             --          --
            1998                                --           --               --         --             --          --
            1997                                --           --               --         --             --          --

Janus Aspen Growth Portfolio(1)
            2001                           732,194       $ 6.89    $   5,046,919       1.15%          0.08%     -25.60%
            2000                           549,607         9.26        5,091,864       1.15%          0.89%      -7.35%
            1999                                --           --               --         --             --          --
            1998                                --           --               --         --             --          --
            1997                                --           --               --         --             --          --

Janus Aspen Worldwide Growth
  Portfolio(1)
            2001                         1,510,751       $ 7.01    $  10,587,046       1.15%          0.52%     -23.33%
            2000                         1,064,845         9.14        9,732,676       1.15%          0.94%      -8.60%
            1999                                --           --               --         --             --          --
            1998                                --           --               --         --             --          --
            1997                                --           --               --         --             --          --

MFS Emerging Growth Series(1)
            2001                           351,543       $ 6.10    $   2,144,330       1.15%          0.00%     -34.25%
            2000                           310,649         9.28        2,882,035       1.15%          0.00%      -7.23%
            1999                                --           --               --         --             --          --
            1998                                --           --               --         --             --          --
            1997                                --           --               --         --             --          --

MFS Investors Trust Series (formerly
  MFS Growth With Income Series)(2)
            2001                         1,377,253       $10.87    $  14,971,095       1.15%          0.49%     -16.92%
            2000                         1,708,374        13.08       22,352,528       1.15%          0.43%      -1.30%
            1999                         2,473,303        13.26       32,786,878       1.15%          0.35%       5.47%
            1998                         2,439,681        12.57       30,664,624       1.15%          0.00%      20.92%
            1997                           445,841        10.39        4,634,423       1.15%          0.40%       3.95%

MFS New Discovery Series(1)
            2001                           576,897       $ 9.94    $   5,733,914       1.15%          0.00%      -6.12%
            2000                           254,820        10.59        2,697,791       1.15%          0.00%       5.87%
            1999                                --           --               --         --             --          --
            1998                                --           --               --         --             --          --
            1997                                --           --               --         --             --          --

(1) Portfolio commenced operations on June 1, 2000.
(2) Portfolio commenced operations on July 16, 1997.
(3) Total returns are not annualized for periods less than one year.


----
B-46                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2001 (continued)

                                                                                    Expenses as    Investment
                                                              Net Assets             % of Avg.       Income      Total
                                            Units      Unit Value    In whole $      Net Assets      Ratio     Return(3)
                                            -----      ----------    ----------     -----------    ----------  ---------
REGULAR CONTRACT

MFS Research Series(1)
            2001                           301,375       $ 7.54    $   2,271,847       1.15%          0.01%     -22.16%
            2000                           205,060         9.68        1,985,752       1.15%          0.00%      -3.16%
            1999                                --           --               --         --             --          --
            1998                                --           --               --         --             --          --
            1997                                --           --               --         --             --          --

MFS Total Return Series(1)
            2001                         1,377,004       $11.13    $  15,326,610       1.15%          1.65%      -0.91%
            2000                           170,337        11.23        1,913,238       1.15%          0.00%      12.32%
            1999                                --           --               --         --             --          --
            1998                                --           --               --         --             --          --
            1997                                --           --               --         --             --          --

(1) Portfolio commenced operations on June 1, 2000.
(2) Portfolio commenced operations on July 16, 1997.
(3) Total returns are not annualized for periods less than one year.


                                                                            ----
FINANCIAL STATEMENTS                                                        B-47
                                                                            ----

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2001 (continued)

                                                                                    Expenses as    Investment
                                                              Net Assets             % of Avg.       Income      Total
                                            Units      Unit Value    In whole $      Net Assets      Ratio     Return(3)
                                            -----      ----------    ----------     -----------    ----------  ---------
7 YEAR ENHANCED DEATH
  BENEFIT RIDER
  (offered November 3, 1997)

The Guardian Stock Fund
            2001                          7,249,644      $10.04    $  72,800,082       1.45%           0.23%    -22.58%
            2000                          9,362,793       12.97      121,442,619       1.45%           0.07%    -19.49%
            1999                         10,190,342       16.11      164,344,786       1.45%           0.42%     29.13%
            1998                          7,683,675       12.48       95,862,018       1.45%           0.93%     18.13%
            1997                          3,990,332       10.56       42,142,757       1.45%           1.19%      5.61%

The Guardian VC 500 Index Fund(1)
            2001                             72,521      $ 8.32    $     603,019       1.45%           1.44%    -13.20%
            2000                              1,582        9.58           15,155       1.45%           0.54%     -4.21%
            1999                                 --          --               --         --              --         --
            1998                                 --          --               --         --              --         --
            1997                                 --          --               --         --              --         --

The Guardian VC Asset Allocation
  Fund(1)
            2001                             19,408      $ 9.35    $     181,390       1.45%           1.24%    -10.35%
            2000                              3,520       10.42           36,696       1.45%           2.77%      4.25%
            1999                                 --          --               --         --              --         --
            1998                                 --          --               --         --              --         --
            1997                                 --          --               --         --              --         --

The Guardian VC High Yield Bond
  Fund(1)
            2001                              2,876      $ 9.79    $      28,174       1.45%          13.60%      2.03%
            2000                                 --          --               --         --              --        --
            1999                                 --          --               --         --              --        --
            1998                                 --          --               --         --              --        --
            1997                                 --          --               --         --              --        --

The Guardian Bond Fund, Inc.
            2001                          1,109,572      $12.24    $  13,585,922       1.45%           6.05%      7.29%
            2000                            916,576       11.41       10,460,224       1.45%           6.15%      8.42%
            1999                          1,145,493       10.53       12,057,020       1.45%           5.41%     -2.27%
            1998                            915,799       10.77        9,863,652       1.45%           5.48%      6.53%
            1997                            317,241       10.11        3,207,338       1.45%           6.10%      1.10%

The Guardian Cash Fund, Inc.
            2001                          1,031,906      $11.47    $  11,834,272       1.45%           4.27%      2.09%
            2000                            845,837       11.23        9,501,760       1.45%           6.32%      4.49%
            1999                          1,084,454       10.75       11,658,743       1.45%           5.18%      3.26%
            1998                            626,778       10.41        6,525,573       1.45%           5.67%      3.59%
            1997                            259,478       10.05        2,607,753       1.45%           5.61%      0.50%

(1) Portfolio commenced operations on June 1, 2000.
(2) Portfolio commenced operations on July 16, 1997.
(3) Total returns are not annualized for periods less than one year.


----
B-48                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2001 (continued)

                                                                                    Expenses as    Investment
                                                              Net Assets             % of Avg.       Income      Total
                                            Units      Unit Value    In whole $      Net Assets      Ratio     Return(3)
                                            -----      ----------    ----------     -----------    ----------  ---------
7 YEAR ENHANCED DEATH
  BENEFIT RIDER
  (offered November 3, 1997)

Gabelli Capital Asset Fund
            2001                            767,170      $14.54    $  11,155,980       1.45%          0.51%       1.08%
            2000                            733,340       14.39       10,550,038       1.45%          0.18%       4.02%
            1999                          1,089,293       13.83       15,064,577       1.45%          0.12%      18.08%
            1998                            974,320       11.71       11,411,628       1.45%          0.18%      10.09%
            1997                            570,583       10.64        6,070,259       1.45%          0.16%       6.39%

Baillie Gifford International Fund
            2001                            838,502      $10.69    $   8,963,135       1.45%          0.00%     -21.55%
            2000                          1,154,056       13.63       15,725,596       1.45%          0.00%     -21.16%
            1999                          1,457,210       17.28       25,185,802       1.45%          0.40%      37.10%
            1998                          1,040,689       12.61       13,119,416       1.45%          0.62%      19.42%
            1997                            513,510       10.56        5,420,711       1.45%          1.64%       5.56%

Baillie Gifford Emerging Markets Fund
            2001                            147,733      $ 9.95    $   1,469,655       1.45%          0.17%       4.77%
            2000                            184,854        9.50        1,755,285       1.45%          0.00%     -28.85%
            1999                            353,384       13.35        4,716,447       1.45%          0.00%      69.77%
            1998                            356,230        7.86        2,800,488       1.45%          0.69%     -27.83%
            1997                            327,148       10.89        3,563,591       1.45%          0.66%       8.93%

The Guardian Small Cap Stock Fund(2)
            2001                            292,911      $10.85    $   3,177,007       1.45%          0.01%      -9.15%
            2000                            410,859       11.94        4,905,361       1.45%          0.00%      -4.78%
            1999                            706,437       12.54        8,857,582       1.45%          0.13%      33.09%
            1998                            820,470        9.42        7,729,531       1.45%          0.12%      -7.12%
            1997                            542,813       10.14        5,505,705       1.45%          0.19%       1.43%

Value Line Centurion Fund, Inc.
            2001                          1,018,409      $11.53    $  11,737,769       1.45%          0.16%     -17.55%
            2000                          1,235,716       13.98       17,274,973       1.45%          0.07%     -13.74%
            1999                          1,532,459       16.21       24,835,849       1.45%          0.26%      26.37%
            1998                          1,044,912       12.82       13,400,395       1.45%          0.31%      25.48%
            1997                            628,226       10.22        6,413,226       1.45%          0.33%       2.20%

Value Line Strategic Asset Management
  Trust
            2001                          3,731,307      $13.61    $  50,793,279       1.45%          3.07%     -14.18%
            2000                          4,407,994       15.86       69,921,570       1.45%          2.07%       0.47%
            1999                          4,795,070       15.79       75,704,088       1.45%          1.02%      22.52%
            1998                          3,004,574       12.89       38,717,043       1.45%          2.73%      25.61%
            1997                          1,389,018       10.26       14,249,393       1.45%          2.37%       2.59%

AIM V.I. Capital Appreciation Fund(1)
            2001                             47,001      $ 7.19    $     337,965       1.45%          0.00%     -24.39%
            2000                             59,188        9.51          562,879       1.45%          0.00%      -4.90%
            1999                                 --          --               --         --             --          --
            1998                                 --          --               --         --             --          --
            1997                                 --          --               --         --             --          --

(1) Portfolio commenced operations on June 1, 2000.
(2) Portfolio commenced operations on July 16, 1997.
(3) Total returns are not annualized for periods less than one year.


                                                                            ----
FINANCIAL STATEMENTS                                                        B-49
                                                                            ----

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2001 (continued)

                                                                                    Expenses as    Investment
                                                              Net Assets             % of Avg.       Income      Total
                                            Units      Unit Value    In whole $      Net Assets      Ratio     Return(3)
                                            -----      ----------    ----------     -----------    ----------  ---------
7 YEAR ENHANCED DEATH
  BENEFIT RIDER
  (offered November 3, 1997)

AIM V.I. Global Utilities Fund(1)
            2001                             3,843       $ 7.30    $      28,036       1.45%          1.80%     -28.97%
            2000                             4,021        10.27           41,300       1.45%          0.90%       2.72%
            1999                                --           --               --         --             --          --
            1998                                --           --               --         --             --          --
            1997                                --           --               --         --             --          --

AIM V.I. Value Fund(1)
            2001                            67,962       $ 7.97    $     541,385       1.45%          0.18%     -13.83%
            2000                            10,882         9.24          100,594       1.45%          0.12%      -7.56%
            1999                                --           --               --         --             --          --
            1998                                --           --               --         --             --          --
            1997                                --           --               --         --             --          --

Davis Financial Portfolio(1)
            2001                            26,910       $10.84    $     291,586       1.45%          0.05%     -11.67%
            2000                            35,571        12.27          436,354       1.45%          0.08%      22.67%
            1999                                --           --               --         --             --          --
            1998                                --           --               --         --             --          --
            1997                                --           --               --         --             --          --

Davis Real Estate Portfolio(1)
            2001                            24,931       $11.80    $     294,189       1.45%          5.00%       3.97%
            2000                            15,795        11.35          179,262       1.45%          1.14%      13.50%
            1999                                --           --               --         --             --          --
            1998                                --           --               --         --             --          --
            1997                                --           --               --         --             --          --

Davis Value Portfolio(1)
            2001                           160,700       $ 9.11    $   1,464,710       1.45%          0.55%     -11.69%
            2000                            47,021        10.32          485,297       1.45%          0.28%       3.21%
            1999                                --           --               --         --             --          --
            1998                                --           --               --         --             --          --
            1997                                --           --               --         --             --          --

Fidelity VIP Contrafund Service
  Class(1)
            2001                            75,177       $ 8.65    $     650,501       1.45%          0.37%     -13.63%
            2000                            15,882        10.02          159,107       1.45%          0.00%       0.18%
            1999                                --           --               --         --             --          --
            1998                                --           --               --         --             --          --
            1997                                --           --               --         --             --          --

Fidelity VIP Equity-Income Service
  Class(1)
            2001                           104,223       $10.18    $   1,060,539       1.45%          0.42%      -6.46%
            2000                            14,151        10.88          153,940       1.45%          0.00%       8.79%
            1999                                --           --               --         --             --          --
            1998                                --           --               --         --             --          --
            1997                                --           --               --         --             --          --

(1) Portfolio commenced operations on June 1, 2000.
(2) Portfolio commenced operations on July 16, 1997.
(3) Total returns are not annualized for periods less than one year.


----
B-50                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2001 (continued)

                                                                                    Expenses as    Investment
                                                              Net Assets             % of Avg.       Income      Total
                                            Units      Unit Value    In whole $      Net Assets      Ratio     Return(3)
                                            -----      ----------    ----------     -----------    ----------  ---------
7 YEAR ENHANCED DEATH
  BENEFIT RIDER
  (offered November 3, 1997)

Fidelity VIP Growth Opportunities
  Portfolio Service Class(1)
            2001                             5,751       $ 7.98    $      45,868       1.45%          0.22%     -15.68%
            2000                             1,719         9.46           16,256       1.45%          0.00%      -5.42%
            1999                                --           --               --         --             --          --
            1998                                --           --               --         --             --          --
            1997                                --           --               --         --             --          --

Fidelity VIP Mid Cap Service Class(1)
            2001                            89,713       $12.09    $   1,084,213       1.45%          0.00%      -4.76%
            2000                            96,187        12.69        1,220,555       1.45%          0.00%      26.89%
            1999                                --           --               --         --             --          --
            1998                                --           --               --         --             --          --
            1997                                --           --               --         --             --          --

Janus Aspen Aggressive Growth
  Portfolio(1)
            2001                            48,567       $ 5.04    $     244,848       1.45%          0.00%     -40.33%
            2000                            32,561         8.45          275,086       1.45%          1.74%     -15.52%
            1999                                --           --               --         --             --          --
            1998                                --           --               --         --             --          --
            1997                                --           --               --         --             --          --

Janus Aspen Capital Appreciation
  Portfolio(1)
            2001                            60,384       $ 7.11    $     429,281       1.45%          1.43%     -22.81%
            2000                            31,021         9.21          285,686       1.45%          0.80%      -7.91%
            1999                                --           --               --         --             --          --
            1998                                --           --               --         --             --          --
            1997                                --           --               --         --             --          --

Janus Aspen Growth Portfolio(1)
            2001                           131,473       $ 6.86    $     901,867       1.45%          0.08%     -25.82%
            2000                            93,712         9.25          866,627       1.45%          0.89%      -7.52%
            1999                                --           --               --         --             --          --
            1998                                --           --               --         --             --          --
            1997                                --           --               --         --             --          --

Janus Aspen Worldwide Growth
  Portfolio(1)
            2001                           206,264       $ 6.97    $   1,438,511       1.45%          0.52%     -23.56%
            2000                           124,924         9.12        1,139,735       1.45%          0.94%      -8.77%
            1999                                --           --               --         --             --          --
            1998                                --           --               --         --             --          --
            1997                                --           --               --         --             --          --

(1) Portfolio commenced operations on June 1, 2000.
(2) Portfolio commenced operations on July 16, 1997.
(3) Total returns are not annualized for periods less than one year.


                                                                            ----
FINANCIAL STATEMENTS                                                        B-51
                                                                            ----

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2001 (continued)

                                                                                    Expenses as    Investment
                                                              Net Assets             % of Avg.       Income      Total
                                            Units      Unit Value    In whole $      Net Assets      Ratio     Return(3)
                                            -----      ----------    ----------     -----------    ----------  ---------
7 YEAR ENHANCED DEATH
  BENEFIT RIDER
  (offered November 3, 1997)

MFS Emerging Growth Series(1)
            2001                            16,806       $ 6.07    $     102,018       1.45%          0.00%     -34.45%
            2000                            17,227         9.26          159,534       1.45%          0.00%      -7.39%
            1999                                --           --               --         --             --          --
            1998                                --           --               --         --             --          --
            1997                                --           --               --         --             --          --

MFS Investors Trust Series (formerly
  MFS Growth With Income Series)(2)
            2001                           225,960       $11.01    $   2,487,549       1.45%          0.49%     -17.17%
            2000                           272,814        13.29        3,625,898       1.45%          0.43%      -1.63%
            1999                           632,195        13.51        8,538,604       1.45%          0.35%       5.22%
            1998                           664,067        12.84        8,529,720       1.45%          0.00%      20.56%
            1997                            41,031        10.65          437,168       1.45%          0.40%       6.55%

MFS New Discovery Series(1)
            2001                            37,658       $ 9.89    $     372,490       1.45%          0.00%      -6.40%
            2000                            13,361        10.57          141,192       1.45%          0.00%       5.68%
            1999                                --           --               --         --             --          --
            1998                                --           --               --         --             --          --
            1997                                --           --               --         --             --          --

MFS Research Series(1)
            2001                            21,250       $ 7.50    $     159,422       1.45%          0.01%     -22.39%
            2000                             8,811         9.67           85,171       1.45%          0.00%      -3.34%
            1999                                --           --               --         --             --          --
            1998                                --           --               --         --             --          --
            1997                                --           --               --         --             --          --

MFS Total Return Series(1)
            2001                            58,131       $11.08    $     643,912       1.45%          1.65%      -1.20%
            2000                            11,957        11.21          134,058       1.45%          0.00%      12.12%
            1999                                --           --               --         --             --          --
            1998                                --           --               --         --             --          --
            1997                                --           --               --         --             --          --

(1) Portfolio commenced operations on June 1, 2000.
(2) Portfolio commenced operations on July 16, 1997.
(3) Total returns are not annualized for periods less than one year.


----
B-52                                                        FINANCIAL STATEMENTS
----

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
OF THE GUARDIAN SEPARATE ACCOUNT D
--------------------------------------------------------------------------------

To the Board of Directors of
Guardian Insurance & Annuity Company, Inc.
and the Contract Owners of The Guardian Separate Account D:


In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of The Guardian Stock Fund, Guardian Bond, Guardian Small Cap Stock, Guardian Cash, Baillie Gifford International, Baillie Gifford Emerging Market, The Guardian VC 500 Index fund, The Guardian VC Asset Allocation Fund, The Guardian VC High Yield Bond Fund, The Guardian Bond Fund, Inc., The Guardian Cash Fund, Inc., Gabelli Capital Asset Fund, Baillie Gifford International Fund, Baillie Gifford Emerging Markets Fund, The Guardian Small Cap Stock Fund, Value Line Centurion Fund, Inc., Value Line Strategic Asset Management Trust, AIM V.I. Capital Appreciation Fund, AIM V.I. Global Utilities Fund, AIM V.I. Value Fund, AIM V.I Value Fund, Davis Financial Portfolio, Davis Real Estate Portfolio, Davis Value Portfolio, Fidelity VIP Contrafund Portfolio Service Class, Fidelity VIP Equity-Income Portfolio Service Class, Fidelity VIP Growth Opportunities Portfolio Service Class, Fidelity VIP Mid Cap Growth Portfolio Service Class, Janus Aspen Aggressive Growth Portfolio, Janus Aspen Capital Appreciation Portfolio, Janus Aspen Growth Portfolio, Janus Aspen Worldwide Growth Portfolio, MFS Emerging Growth Series, MFS Investor Trust (formerly Growth With Income) Series, MFS New Discovery Series, MFS Research Series, and MFS Total Return Series (constituting the Guardian Separate Account
D) at December 31, 2001, and the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of the Guardian Insurance & Annuity Company, Inc.; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of the underlying funds of shares owned at December 31, 2001 0 by correspondence with the transfer agents of the underlying funds, provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP


February 15, 2002


                                                                            ----
FINANCIAL STATEMENTS                                                        B-53
                                                                            ----

--------------------------------------------------------------------------------
THE GUARDIAN INSURANCE
& ANNUITY COMPANY, INC.
--------------------------------------------------------------------------------

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED BALANCE SHEETS

                                                                As of December 31,
                                                              ---------------------
                                                                 2001        2000
                                                              ---------   ---------
                                                                  (In millions)
Assets:
Bonds, available for sale at fair
  value (cost $651.1 million; $531.6 million, respectively)   $   663.6   $   525.9
Affiliated mutual funds, at fair value (cost $48.4 million;
  $69.3 million, respectively) ............................        51.1        81.1
Mortgage loans ............................................         1.0          --
Policy loans ..............................................        92.8        86.1
Cash and cash equivalents .................................        53.7        68.3
Other invested assets .....................................          --         0.5
                                                              ---------   ---------
Total invested assets .....................................       862.2       761.9
                                                              ---------   ---------
Deferred acquisition costs ................................       403.0       422.7
Deferred software costs ...................................        19.4        32.1
Uncollected and unpaid premiums ...........................         1.5         1.9
Amounts receivable from reinsurers ........................        36.6        58.1
Investment income due and accrued .........................        12.6         9.5
Other assets ..............................................         6.0         6.0
Federal income taxes recoverable ..........................        20.1        11.9
Accounts receivable .......................................        25.1        33.9
Separate account assets ...................................     8,512.8    10,048.1
                                                              ---------   ---------
Total Assets ..............................................   $ 9,899.3   $11,386.1
                                                              =========   =========
Liabilities:
Future policy benefits and other policyholder liabilities .   $   689.1   $   541.5
Due to parent and affiliated mutual funds .................        54.3        57.4
Deferred federal income taxes .............................       106.9       126.2
Accrued expenses and other liabilities ....................       102.5       127.7
Separate account liabilities ..............................     8,450.4     9,955.9
                                                              ---------   ---------
Total Liabilities .........................................     9,403.2    10,808.7
                                                              ---------   ---------
Stockholder's equity:
Common stock, $125 par value, 20,000 shares authorized,
  issued and oustanding ...................................         2.5         2.5
Additional paid-in capital ................................       136.9       136.9
Retained earnings .........................................       353.2       431.7
Accumulated comprehensive income ..........................         3.5         6.3
                                                              ---------   ---------
Stockholder's equity ......................................       496.1       577.4
                                                              ---------   ---------
Total Liabilities & Stockholder's Equity ..................   $ 9,899.3   $11,386.1
                                                              =========   =========

See notes to consolidated financial statements.


--------------
100 PROSPECTUS                                              FINANCIAL STATEMENTS
--------------

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

                                                        For the year ended December 31,
                                                        --------------------------------
                                                           2001        2000         1999
                                                        -------      ------       ------
                                                                  (In millions)
Revenues:
Premiums ............................................   $ 13.0       $ 10.5        $ 12.0
Net investment income ...............................     48.0         49.1          45.4
Realized capital losses on investments ..............     (0.1)        (6.3)         (1.7)
Income from brokerage operations ....................     26.0         45.2          46.2
Administrative service fees .........................    230.5        255.3         217.1
Other income ........................................      9.2         22.2          17.5
                                                        ------       ------        ------
Total revenues ......................................    326.6        376.0         336.5
                                                        ------       ------        ------

Benefits and other deductions:
Policyholder benefits ...............................     58.9         27.1          21.2
Amortization of deferred policy acquisition costs ...     75.7         82.8          67.1
Amortization of deferred software costs .............      7.0          8.1           1.8
Other operating costs and expenses ..................    247.6        162.6         144.7
                                                        ------       ------        ------
Total benefits and other deductions .................    389.2        280.6         234.8
                                                        ------       ------        ------

(Loss) income before income taxes ...................    (62.6)        95.4         101.7

Federal income taxes:
Current (benefit) expense ...........................    (10.2)       (12.7)         12.1
Deferred (benefit) expense ..........................    (23.8)        24.3          12.3
                                                        ------       ------        ------
Total federal income taxes ..........................    (34.0)        11.6          24.4
                                                        ------       ------        ------

Net (loss) income ...................................    (28.6)        83.8          77.3

Other comprehensive (loss) income, net of income tax:
Change in unrealized investment losses ..............     (2.8)        (6.9)         (6.2)
                                                        ------       ------        ------

Comprehensive (loss) income .........................   $(31.4)      $ 76.9        $ 71.1
                                                        ======       ======        ======

See notes to consolidated financial statements.


                                                                  --------------
FINANCIAL STATEMENTS                                              PROSPECTUS 101
                                                                  --------------

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                   For the year ended December 31,
                                                  ---------------------------------
                                                    2001       2000       1999
                                                  --------    --------    --------
                                                           (In millions)
Common stock at par value, beginning of year .... $    2.5    $    2.5    $    2.0
Increase in par value ...........................       --          --         0.5
                                                  --------    --------    --------
Common stock at par value, end of year ..........      2.5         2.5         2.5
                                                  --------    --------    --------

Capital in excess of par value, beginning of year    136.9       136.9       137.4
(Decrease) in capital ...........................       --          --        (0.5)
                                                  --------    --------    --------
Capital in excess of par value, end of year .....    136.9       136.9       136.9
                                                  --------    --------    --------

Retained earnings, beginning of year ............    431.7       347.9       310.6
Net (loss) income ...............................    (28.6)       83.8        77.3
Dividends to parent .............................    (49.9)         --       (40.0)
                                                  --------    --------    --------
Retained earnings, end of year ..................    353.2       431.7       347.9
                                                  --------    --------    --------

Accumulated comprehensive income,
   net of deferred taxes, beginning of year .....      6.3        13.2        19.4
Change in unrealized investment losses,
   net of deferred taxes ........................     (2.8)       (6.9)       (6.2)
                                                  --------    --------    --------
Accumulated comprehensive income,
   net of deferred taxes, end of year ...........      3.5         6.3        13.2
                                                  --------    --------    --------

Total stockholder's equity, end of year ......... $  496.1    $  577.4    $  500.5
                                                  ========    ========    ========


See notes to consolidated financial statements.


--------------
102 PROSPECTUS                                              FINANCIAL STATEMENTS
--------------

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                For the year ended December 31,
                                                              -----------------------------------
                                                                  2001         2000         1999
                                                              --------     --------     --------
                                                                         (In millions)
Operating activities
  Net income ..............................................   $  (28.6)    $   83.8     $   77.3
Adjustments to reconcile net income to net
  cash provided by operating activities:
    Changes in
      Deferred policy acquisition costs ...................       19.7        (65.2)       (43.9)
      Deferred software costs .............................       12.7        (20.5)       (11.6)
      Uncollected and unpaid premiums .....................        0.4          1.5         (1.3)
      Amounts receivable from reinsurers ..................       21.5        (11.6)        (4.0)
      Investment income due and accrued ...................       (3.1)         0.4         (0.5)
      Other assets ........................................         --         (0.9)        (1.8)
      Federal income taxes recoverable ....................       (8.2)       (11.9)          --
      Accounts receivable .................................        8.8          1.3        (13.0)
      Separate accounts, net ..............................       (3.0)        (1.2)       (16.5)
      Future policy benefits and policyholder liabilities .      (25.8)       (76.7)        20.9
      Payable to parent and affiliated mutual funds .......       (3.1)        16.8          8.4
      Federal income taxes:
        Current ...........................................         --        (18.2)        (7.6)
        Deferred ..........................................      (19.3)        23.4          4.0
      Accrued expenses and other liabilities ..............      (25.2)        17.7         62.5
      Realized losses on investments ......................        0.1          6.3          1.7
      Other, net ..........................................       (3.7)         1.8         (0.7)
                                                              --------     --------     --------
        Net cash (used in) provided by operating activities      (56.8)       (53.2)        73.9
                                                              --------     --------     --------
Investment activities
  Proceeds from investments sold
    Bonds .................................................      461.5        352.5        142.2
    Affiliated mutual funds ...............................       23.4           --           --
  Redemption of seed investments ..........................       32.8           --           --
    Other items, net ......................................         --          3.2           --
  Investments purchased
    Bonds .................................................     (583.0)      (319.5)      (180.1)
    Mortgage loans ........................................       (1.0)          --           --
    Affiliated mutual funds ...............................      (10.0)       (21.9)       (24.6)
                                                              --------     --------     --------
        Net cash (used in) provided by investing activities      (76.3)        14.3        (62.5)
                                                              --------     --------     --------
Financing activities
  Additions to policyholder contract deposits .............      245.9        134.9        107.7
  Withdrawals from policyholder contract deposits .........      (72.5)       (64.6)       (60.7)
  Dividend to parent ......................................      (49.9)       (26.7)       (13.3)
  Other items .............................................       (5.0)          --           --
                                                              --------     --------     --------
    Net cash provided by financing activities .............      118.5         43.6         33.7
                                                              --------     --------     --------
(Decrease) increase in cash ...............................      (14.6)         4.7         45.1
Cash and cash equivalents, at beginning of year ...........       68.3         63.6         18.5
                                                              --------     --------     --------
Cash and cash equivalents, at end of year .................   $   53.7     $   68.3     $   63.6
                                                              ========     ========     ========
Supplemental disclosure:
  Federal income taxes (recovered) paid ...................   $   (1.9)    $   19.9     $   19.7
                                                              ========     ========     ========

See notes to consolidated financial statements.


                                                                  --------------
FINANCIAL STATEMENTS                                              PROSPECTUS 101
                                                                  --------------

--------------------------------------------------------------------------------
THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

December 31, 2001

NOTE 1 -- ORGANIZATION

      The Guardian Insurance & Annuity Company, Inc. (GIAC or the Company) is a wholly owned subsidiary of The Guardian Life Insurance Company of America (The Guardian). The Company, domiciled in the state of Delaware, is licensed to conduct life and health insurance business in all fifty states and the District of Columbia. The Company's primary business is the sale of variable deferred annuity contracts and variable and term life insurance policies. For variable products, other than 401(k) products, contracts are sold by insurance agents who are licensed by GIAC and are either Registered Representatives of Park Avenue Securities, LLC (PAS) or other broker dealer firms that have entered into sales agreements with GIAC. The Company's general agency distribution system is used for the sale of other products and policies.

      PAS, a wholly owned subsidiary of the Company, is a registered broker dealer under the Securities and Exchange Act of 1934. PAS was established as a broker dealer during 1999 and has assumed the registered representatives formerly affiliated with Guardian Investor Services LLC (GIS) formerly Guardian Investor Service Corporation (GISC). GISC has officially converted from a New York corporation to a limited liability company (LLC) organized in the State of Delaware. Effective December 19, 2001, GISC's new name is Guardian Investor Service LLC (GIS).

      GIS, a wholly owned subsidiary of the Company, is a registered broker dealer under the Securities and Exchange Act of 1934 and is a registered investment advisor under the Investment Adviser's Act of 1940. GIS is the distributor and underwriter for GIAC's variable products, and is the investment advisor to certain mutual funds sponsored by GIAC which are investment options for the variable products.

      The Company, in agreement with Baillie Gifford Overseas Ltd., has an interest in a company -- Guardian Baillie Gifford Ltd. (GBG) -- that is organized as a corporation in Scotland. GBG is registered in both the United Kingdom and the United States to act as an investment advisor for the Baillie Gifford International Fund (BGIF), the Baillie Gifford Emerging Markets Fund (BGEMF), The Guardian Baillie Gifford International Fund (GBGIF) and The Guardian Baillie Gifford Emerging Markets Fund (GBGEMF). The Funds are offered in the U.S. as investment options under certain variable annuity contracts and variable life policies.

      The Company has established sixteen insurance separate accounts primarily to support the variable annuity, universal variable life and variable life insurance products it offers. The majority of the separate accounts are unit investment trusts registered under the Investment Company Act of 1940. Proceeds from the sale of variable products are invested through these separate accounts in certain mutual funds specified by the contractholders. Of these separate accounts the Company maintains two separate accounts whose sole purpose is to fund certain employee benefits plans of The Guardian.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      Basis of Presentation: The Company's consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States (GAAP). All significant intercompany balances and transactions have been eliminated.

      In 1998, the National Association of Insurance Commissioners ("NAIC") adopted the Codification of Statutory Accounting Principles ("Codification") guidance, which replaces the current Accounting Practices and Procedures manual as the NAIC's primary guidance on statutory accounting as of January 1, 2001. The Codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in some areas, (e.g. deferred income taxes are recorded).

      The Delaware Insurance Department has adopted the Codification guidance, effective January 1, 2001. As a result of these changes, the Company reported a change of accounting principle, as an adjustment that decreased unassigned funds (surplus), of $.8 million as of January 1, 2001. Included in this total adjustment is an increase in unassigned funds of approximately $4.0 million related to cost of collection and a decrease in unassigned funds of approximately $3.6 million related to net deferred tax liabilities a decrease in unassigned funds of $1.2 million related to premiums deferred and uncollected and an increase in non admitted.


--------------
104 PROSPECTUS                             SPECIAL TERMS USED IN THIS PROSPECTUS
--------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2001

      Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

Investments:

      Bonds are classified as available for sale and carried at estimated fair value, with unrealized appreciation or depreciation recorded net of applicable deferred taxes and included in a separate component of equity, "Accumulated comprehensive income". Other than temporary decline in investments are recorded in "realized capital losses on investments".

      Common stocks represents the Company's affiliated mutual funds and are carried at estimated fair value, with unrealized appreciation or depreciation recorded net of applicable deferred taxes and included in a separate component of equity, "Accumulated comprehensive income". Other than temporary decline in investments are recorded in "realized capital losses on investments". For the trading stocks, the unrealized gains or losses are recorded in other income.

      Mortgage loans are stated at unpaid principal balances, net of unamortized discounts and valuation allowance for losses. The valuation allowance for losses is based on losses expected by management to be realized on transfers of mortgage loans to real estate (upon foreclosure or in-substance foreclosure), on the disposition or settlement of mortgage loans and on mortgage loans which management believes may not be collectible in full. In establishing valuation allowances, management considers, among other things, the estimated fair value of the underlying collateral.

      Interest received on impaired loans, including loans that were previously modified in a troubled debt restructuring, is either applied against the principal or reported as revenue, according to managements judgement as to the collectibility of principal. Management discontinues the accrual of interest on impaired loans after the loans are 90 days delinquent as to principal or interest, or earlier when management has serious doubts about collectibility. When a loan is recognized as impaired, any accrued but unpaid interest previously recorded on such loans is reversed against interest income of the current period. Generally, a loan is restored to accrual status only after all delinquent interest and principal are brought current and, in case of the loans where interest has been interrupted for a substantial period, a regular payment performance has been established.

      Policy loans are stated at unpaid principal balance. The carrying amount approximates fair value since loans on policies have no defined maturity date and reduce the amount payable at death or surrender of the contract.

      Securities purchased under agreements to resell and securities sold under agreements to repurchase -- The Company has entered into securities lending arrangements whereby certain securities are loaned, primarily with major brokerage firms. The Company's policy requires a minimum of 102% of the fair value of the loaned securities as collateral, calculated on a daily basis in the form of either cash or securities.

      Net investment income includes interest and dividends received or accrued on investments. It also includes amortization of any purchase premium or discount using the interest method, adjusted prospectively for any change in estimated yield to maturity. Investment income due and accrued that is deemed uncollectible is charged against net investment income in the period such determination is made. Net investment income is reduced by investment management expenses and costs associated with securities lending.

      Realized investment gains, net are computed using the specific identification method. Costs of bonds and stocks are adjusted for impairments considered other than temporary. Allowances for losses on mortgage loans and real estate are netted against asset categories to which they apply and provisions for losses on investments are included in "Realized capital losses on investment." Decreases in lower of depreciated cost or fair value less selling costs of investment real estate held for sale are recorded in "Realized capital losses on investment."

      Short-term investments are stated at amortized cost and consist primarily of investments with maturities as of purchase date of six months to one year. Market values for such investments approximate carrying value.

      Cash and cash equivalents include cash on hand and highly liquid debt instruments purchased with an original maturity of six months or less.

      Deferred software costs include the costs of computer software developed or obtained for internal use, which requires capitalization of external and certain internal costs incurred to obtain or develop internal-use computer software during the application development stage. Capitalized internal use software is amortized on a straight-line basis over the estimated useful life of the software not to exceed four years.


                                                                  --------------
SPECIAL TERMS USED IN THIS PROSPECTUS                             PROSPECTUS 105
                                                                  --------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2001

      Deferred policy acquisition costs are costs of acquiring new business, principally commissions, underwriting, agency and policy issue expenses, all of which vary with and are primarily related to the production of new business, and are deferred. Deferred policy acquisition costs are subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period. Deferred policy acquisition costs, for certain products, are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in "Accumulated comprehensive income".

      For investment-type products, deferred policy acquisition costs are amortized over the shorter of the expected average life of the contracts or thirty years, as a constant percentage of estimated gross profits arising principally from investment results, mortality and expense margins and surrender charges based on actual results and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of deferred policy acquisition costs of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised.

      For life insurance products, deferred policy acquisition costs are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the estimated life of the policy.

      Separate account assets and liabilities are reported at market value, and represent policyholder funds maintained in accounts having specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are generally borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain amounts. The investment results of separate accounts are reflected in separate account liabilities. The amounts provided by the Company to establish separate account investment portfolios (seed money) are included in separate account assets. During 2001, GIAC redeemed all seed money from the separate accounts in the amount of $32.8 million.

      Future policy benefits and other policyholder liabilities see Note 5 regarding the methods and assumptions used to establish the Company's reserve for future policy benefits and other policyholder liabilities.

      Insurance revenue and expense recognition consists of premiums and benefits. Premiums for term life and certain annuity insurance products are recognized as revenue when due and collected. The reserve for future policy benefits has been provided on a net-level premium method based upon estimated investment yields, mortality, and other assumptions which were appropriate at the time the policies were issued. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

      Revenues for variable life and for individual and group variable annuity products consist of net investment income and cost of insurance, policy administration and surrender charges that have been earned and assessed against policyholder account balances during the period. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances, maintenance costs and interest credited to policyholder account balances. The policyholder account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

      Federal income taxes -- The provision for federal income taxes is based on income from operations currently taxable, as well as accrued market discount on bonds. Realized gains and losses are reported after adjustment for the applicable federal income taxes.

      The Company's federal income tax return is consolidated with its parent, The Guardian. The consolidated income tax liability is allocated among the members of the group according to a tax sharing agreement. In accordance with the tax sharing agreement between and among the parent and participating subsidiaries, each member of the group computes its tax provision and liability on a separate return basis, but may, where applicable, recognize benefits of net operating losses and capital losses utilized in the consolidated group. Estimated payments are made between the members of the group during the year.

      Accounting pronouncements -- In June 1998, the FASB issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" which requires that companies recognize all derivatives as either assets or liabilities in the balance sheet and measure those instruments at fair value. The Company has adopted this Statement January 1, 2001. It had no material impact on the Company.

      Reclassifications of certain amounts in prior years have been adjusted to conform to current year presentation.


--------------
106 PROSPECTUS                             SPECIAL TERMS USED IN THIS PROSPECTUS
--------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2001

NOTE 3 - INVESTMENT SECURITIES

      Market values of bonds and common stocks are based on quoted prices as available. For certain private placement debt securities where quoted market prices are not available, management estimates fair value by using adjusted market prices for like securities.

      The cost and estimated market values of investments by major investment category as of December 31, 2001 and 2000 are as follows:

                                                                    December 31, 2001
                                                                      (In millions)
                                                   ---------------------------------------------------
                                                                     Gross         Gross     Estimated
                                                         Cost   Unrealized    Unrealized        Market
                                                        Basis        Gains      (Losses)         Value
                                                   ----------   ----------    ----------    ----------
U.S. Treasury securities & obligations of U.S.
   government corporations and agencies ........   $     24.4   $      0.8    $       --    $     25.2
Obligations of states and political subdivisions         17.5          0.6            --          18.1
Debt securities issued by foreign governments ..          2.8          0.1            --           2.9
Corporate debt securities ......................        606.4         17.1          (6.1)        617.4
                                                   ----------   ----------    ----------    ----------
   Subtotal ....................................        651.1         18.6          (6.1)        663.6
Affiliated mutual funds ........................         48.4          4.8          (2.1)         51.1
                                                   ----------   ----------    ----------    ----------
                                                   $    699.5   $     23.4    $     (8.2)   $    714.7
                                                   ==========   ==========    ==========    ==========

                                                                     December 31, 2000
                                                                       (In millions)
                                                   -------------------------------------------------
                                                                    Gross         Gross    Estimated
                                                        Cost   Unrealized    Unrealized       Market
                                                       Basis        Gains      (Losses)        Value
                                                   ---------   ----------    ----------    ---------
U.S. Treasury securities & obligations of U.S.
   government corporations and agencies ........   $    31.2   $      0.6    $     (0.1)   $    31.7
Obligations of states and political subdivisions        16.1          0.3           2.9         19.3
Debt securities issued by foreign governments ..         4.6          0.1            --          4.7
Corporate debt securities ......................       479.7          5.2         (14.7)       470.2
                                                   ---------   ----------    ----------    ---------
   Subtotal ....................................       531.6          6.2         (11.9)       525.9
Affiliated mutual funds ........................        69.3         12.8          (1.0)        81.1
                                                   ---------   ----------    ----------    ---------
                                                   $   600.9   $     19.0    $    (12.9)   $   607.0
                                                   =========   ==========    ==========    =========


                                                                  --------------
SPECIAL TERMS USED IN THIS PROSPECTUS                             PROSPECTUS 107
                                                                  --------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2001

      The amortized cost and estimated market value of bonds as of December 31, 2001 and 2000 by contractual maturity is shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations.

                                                                       As of December 31, 2001
                                                                             (In millions)
                                                                      -------------------------
                                                                                      Estimated
                                                                       Amortized         Market
                                                                            Cost          Value
                                                                      ----------     ----------
Due in one year or less ...........................................   $     79.4     $     80.9
Due after one year through five years .............................        362.3          372.7
Due after five years through ten years ............................        112.7          113.6
Due after ten years ...............................................         29.2           27.9
Sinking fund bonds, mortgage securities and asset backed securities         67.5           68.5
                                                                      ----------     ----------
                                                                      $    651.1     $    663.6
                                                                      ==========     ==========

                                                                       As of December 31, 2000
                                                                             (In millions)
                                                                      -------------------------
                                                                                      Estimated
                                                                       Amortized         Market
                                                                            Cost          Value
                                                                      ----------     ----------
Due in one year or less ...........................................   $     45.0     $     45.0
Due after one year through five years .............................        299.4          296.2
Due after five years through ten years ............................         75.6           76.3
Due after ten years ...............................................         32.7           29.2
Sinking fund bonds, mortgage securities and asset backed securities         78.9           79.2
                                                                      ----------     ----------
                                                                      $    531.6     $    525.9
                                                                      ==========     ==========

      The major categories of net investment income are summarized as follows:

                                                For the year ended December 31,
                                                         (In millions)
                                              ----------------------------------
                                                 2001         2000         1999
                                              -------      -------      -------
Fixed maturities ........................     $  39.9      $  36.7      $  37.2
Affiliated mutual funds .................         3.0          6.2          2.9
Policy loans ............................         4.6          4.0          3.7
Short-term investments ..................         2.0          3.8          2.9
                                              -------      -------      -------
                                                 49.5         50.7         46.7
Less:  Investment expenses ..............         1.5          1.6          1.3
                                              -------      -------      -------
Net investment income ...................     $  48.0      $  49.1      $  45.4
                                              =======      =======      =======


--------------
108 PROSPECTUS                             SPECIAL TERMS USED IN THIS PROSPECTUS
--------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2001

      Realized gains and losses are based upon specific identification of the investments. The components of gross realized gains and losses for the year ended December 31, 2001, 2000 and 1999 are as follows:

                                                For the year ended December 31,
                                                         (In millions)
                                              ----------------------------------
                                                 2001         2000         1999
                                              -------      -------      -------
Realized gains from dispositions:
   Bonds ................................     $   1.6      $   1.4      $   0.6
   Affiliated mutual funds ..............         5.2           --           --
   Separate account seed ................          --           --          0.9
Realized losses from dispositions:
   Bonds ................................        (1.2)        (4.4)        (3.1)
   Affiliated mutual funds ..............          --         (0.2)        (0.1)
   Separate account seed ................        (3.6)          --           --
   Other ................................        (0.1)        (0.1)          --
Impairment on bonds .....................        (2.0)        (3.0)          --
                                              -------      -------      -------
Net realized (losses) ...................     $  (0.1)     $  (6.3)     $  (1.7)
                                              =======      =======      =======

      The net unrealized holding gains and losses, included in the consolidated balance sheets as a component of comprehensive income and the changes for the corresponding years are summarized as follows:

                                                         As of December 31,
                                                           (In millions)
                                                  ------------------------------
                                                     2001       2000       1999
                                                  -------    -------    -------
Balance, beginning of year, net of tax ........   $   6.3    $  13.2    $  19.4
Unrealized investment gains (losses),
   net of deferred taxes, attributable to:
     Bonds ....................................      14.7        7.6      (20.4)
     Affiliated mutual funds ..................      (9.6)      (2.4)       9.1
     Separate account seed ....................      (3.3)     (12.4)       5.1
     Deferred policy acquisition costs ........      (4.4)        --         --
     Other ....................................      (0.2)       0.3         --
                                                  -------    -------    -------
Balance, end of year, net of tax ..............   $   3.5    $   6.3    $  13.2
                                                  =======    =======    =======

      Currently, comprehensive income for the Company consists of net income and the change in unrealized gains and losses on securities. As of December 31, 2001, 2000 and 1999, the change in unrealized gains and losses before tax was $1.7 million, $(8.2) million and $(12.9) million and after tax was $(2.8) million, $(6.9) million and $(6.2) million, respectively.

      Reclassification adjustments for the period, which include gains on investment securities that were realized and included in net income of the current period that also had been included in other comprehensive income as unrealized holding gains in the period in which they arose, are as follows:

                                                For the year ended December 31,
                                                          (In millions)
                                                -------------------------------
                                                    2001      2000       1999
                                                 -------   -------    -------
Unrealized holding gains (losses) ............   $   6.2   $ (11.3)   $ (14.5)
Less:  Reclassification adjustments ..........       4.5      (3.1)      (1.6)
                                                 -------   -------    -------
Change in unrealized holding gains (losses) ..   $   1.7   $  (8.2)   $ (12.9)
                                                 =======   =======    =======

      The Company's investment in a mortgage loan on real estate consists of a loan on commercial apartment property. The real estate mortgage loan property is located in Arizona. The Company estimates the fair value of mortgage loans on real estate to be $1.0 million at December 31, 2001. Fair value was determined by discounting the future estimated cash flows using current interest rates assumption. The lending rate of the mortgage loan was 6.65% for 2001. The maximum percentage of the loan to the value of the security at the time of the mortgage loan origination was 75% at December 31, 2001.


                                                                  --------------
SPECIAL TERMS USED IN THIS PROSPECTUS                             PROSPECTUS 109
                                                                  --------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2001

      Special Deposit assets of $4.0 million, $3.9 million and $3.7 million at December 31, 2001, 2000 and 1999, respectively, were on deposit with governmental authorities or trustees as required by certain insurance laws.

NOTE 4 -- DEFERRED POLICY ACQUISITION COSTS

      The balances of and changes in deferred policy acquisition costs as of and for the years ended December 31, 2001 and 2000 are summarized as follows:

                                                            As of December 31,
                                                              (In millions)
                                                       -------------------------
                                                            2001           2000
                                                       ---------      ---------
Balance, beginning of year .......................     $   422.7      $   357.5
Capitalization of deferrable expenses ............          31.5          131.7
Amortization of recoverable DAC balances .........         (75.7)         (82.8)
Change in unrealized gains .......................          (6.7)          --
Interest on DAC ..................................          32.2           28.1
Retrospectively applied adjustments ..............          (1.0)         (11.8)
                                                       ---------      ---------
Balance, end of year .............................     $   403.0      $   422.7
                                                       =========      =========

NOTE 5 -- POLICYHOLDERS' LIABILITIES

      The balances of future policy benefits and policyholders' account balances for the years ended December 31, 2001 and 2000 are summarized as follows:

                                                          As of December 31,
                                                             (In millions)
                                                      --------------------------
                                                            2001            2000
                                                      ----------     -----------
Future Policy Benefits
   General Account
     Life insurance .............................     $     19.5     $      25.1
     Annuities ..................................           41.8            37.8
                                                      ----------     -----------
     Future Policy Benefits .....................           61.3            62.9
                                                      ----------     -----------
Policyholders' Account Balances
   General Account
     Individual annuities .......................          465.9           330.8
     Group annuities ............................           71.0            64.1
     Variable Life ..............................           90.9            83.7
   Separate Account
     Individual annuities .......................        4,909.2         6,265.9
     Group annuities ............................        3,039.9         3,117.6
     Variable Life ..............................          501.3           572.4
                                                      ----------     -----------
     Policyholders' Account Balances ............        9,078.2        10,434.5
                                                      ----------     -----------
Total Policyholder Liabilities ..................     $  9,139.5     $  10,497.4
                                                      ==========     ===========
Total General Account Liabilities ...............     $    689.1     $     541.5
                                                      ==========     ===========
Total Separate Account Liabilities ..............     $  8,450.4     $   9,955.9
                                                      ==========     ===========


--------------
110 PROSPECTUS                             SPECIAL TERMS USED IN THIS PROSPECTUS
--------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2001

      Life insurance liabilities include reserves for death. Annuity liabilities include reserves for deferred and immediate annuities.

      The following table highlights the key assumptions generally utilized in calculating these reserves:

Product                       Mortality                        Interest Rate    Estimation Method
----------------------------------------------------------------------------------------------------
Life insurance                General rates guaranteed         4.00%            Net level premium based on
                              in calculating cash                               non-forfeiture interest rates.
                              surrender values.

Individual, deferred and      SA, 1971, 1983a, A2000           4.00%            Present value of expected
immediate annuities.          Mortality Tables with certain                     future payments based on
                              modifications                                     historical experience.

      Policyholders' account balances for investment-type contracts represent an accumulation of gross premium payments plus credited interest less withdrawals, expenses and mortality charges.

      Certain contract provisions that determine the policyholder account balances are as follows:

                                        Fixed
          Product                    Interest Rates     Withdrawal/Surrender Charges
-----------------------------------------------------------------------------------------
Individual annuities                4.50% to 7.50%      Declining to zero over 7 years.

Group annuities                     3.80% to 6.50%      Contractually agreed upon rates,
                                                        declining to zero over a maximum of 9 years.

Variable -- PAL                     5.00% to 5.75%      Declining to zero over 12 years.

Variable -- VUL                     4.75% to 5.50%      Declining to zero over 15 years.

Variable -- Millennium VUL/SVUL     5.00% to 5.75%      Declining to zero over 10 years.

NOTE 6 -- FEDERAL INCOME TAXES

      The federal income tax expense in the consolidated statements of earnings is summarized as follows:

                                                 For the year ended December 31,
                                                          (In millions)
                                                 -------------------------------
                                                    2001        2000        1999
                                                 -------     -------     -------
Federal income tax (benefit) expense:
   Current ..................................    $ (10.2)    $ (12.7)    $  12.1
   Deferred .................................      (23.8)       24.3        12.3
                                                 -------     -------     -------
Total .......................................    $ (34.0)    $  11.6     $  24.4
                                                 =======     =======     =======

      The income tax expense is different from the amount computed using the statutory federal tax rate of 35% for the following reasons:

                                                 For the year ended December 31,
                                                          (In millions)
                                                --------------------------------
                                                   2001        2000        1999
                                                -------     -------     -------
Expected taxes on pre-tax income ...........    $ (21.9)    $  33.4     $  35.6
Permanent adjustments:
   Dividends received deduction on
     separate accounts .....................        1.0       (25.1)      (13.1)
   Overpayment of prior years in 2001 ......       (6.9)        2.7         1.3
   True-up of tax basis reserves ...........       (5.3)       (0.6)        1.3
   True-up of deferred tax on bonds ........       (1.5)       --          --
   Write-off of software ...................        1.5        --          --
   Foreign tax credit ......................       (0.2)       (0.3)       (0.3)
   Other ...................................       (0.7)        1.5        (0.4)
                                                -------     -------     -------
Total tax (benefit) expense ................    $ (34.0)    $  11.6     $  24.4
                                                =======     =======     =======


                                                                  --------------
SPECIAL TERMS USED IN THIS PROSPECTUS                             PROSPECTUS 111
                                                                  --------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2001

      The tax effect of temporary differences which give rise to deferred federal income tax assets and liabilities as of December 31, 2001 and 2000, are as follows:

                                                           As of December 31,
                                                              (In millions)
                                                         -----------------------
                                                            2001            2000
                                                         -------         -------
Deferred tax assets:
Separate account allowances ....................         $  29.8         $  25.8
DAC Proxy ......................................            17.7            14.4
Amounts receivable from reinsurer ..............             0.3             0.3
Investments ....................................              --             0.4
Other ..........................................             1.7             3.9
                                                         -------         -------
Total deferred tax assets ......................            49.5            44.8
                                                         -------         -------
Deferred tax liabilities:
Deferred acquisition costs .....................           141.0           147.9
Capitalized software costs .....................             6.3            11.7
Reserves .......................................             4.6            11.4
Investments ....................................             4.5              --
                                                         -------         -------
Total deferred tax liabilities .................           156.4           171.0
                                                         -------         -------
Net deferred tax liability .....................         $ 106.9         $ 126.2
                                                         =======         =======

      Management has concluded that the deferred income tax assets are more likely than not to be realized. Therefore, no valuation allowance has been provided.

NOTE 7 -- REINSURANCE

      The Company has entered into cession and assumption agreements on a coinsurance, modified coinsurance and yearly renewable term basis with affiliated and non-affiliated companies. Ceding reinsurance is used by the Company to limit its risk from large exposures and to permit recovery of a portion of direct losses, although ceded reinsurance does not relieve the originating insurer of liability.

      The Company has assumed and ceded coinsurance and modified coinsurance agreements with affiliated companies. Under these agreements, included in the consolidated statements of income are $0.9 million of assumed premiums at December 31, 1999, and $103.4 million, $104.9 million and $83.1 million of ceded premiums at December 31, 2001, 2000 and 1999, respectively.

      During 2000, the Company terminated a reinsurance ceded treaty with an unaffiliated reinsurer. The impact to earnings recognized in 2000 amounted to a loss of $0.2 million.

      During 2000, the Company terminated reinsurance assumed treaties with affiliated and unaffiliated reinsurers. The impact to earnings recognized in 2000 amounted to a gain of $1.4 million with the affiliated reinsurer and a gain of $0.3 million with the unaffiliated reinsurer.

      During 2001, the Company revised its estimate used in calculating DAC on intercompany reinsurance with affiliates. The result of this change in estimate is a charge to earnings of $45.0 million in 2001.

NOTE 8 -- FAIR VALUE OF FINANCIAL INSTRUMENTS

      The estimated fair values presented below have been determined using available information and valuation methodologies. Considerable judgment is applied in interpreting data to develop the estimates of fair value. Accordingly, such estimates presented may not be realized in a current market exchange. The use of different market assumptions and/or estimation methodologies could have a material effect on the estimated fair values (for all other financial instruments presented in the table below, the carrying value approximates estimated fair value).

      Bonds and common stocks other than private placement, estimated fair value is based on quoted market prices or estimates from independent services. Fair value for private placements securities are estimated using a discounted cash flow model which considers the current market spreads between the U.S. Treasury yield curve and corporate bond yield curve,


--------------
112 PROSPECTUS                             SPECIAL TERMS USED IN THIS PROSPECTUS
--------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2001

adjusted for the type of issue, its current credit quality and its remaining average life. The fair value of certain non-performing private placement securities is based on amounts estimated by management.

      Mortgage loans estimated fair value is primarily based upon the present value of the scheduled cash flows discounted at the appropriate U.S Treasury rate, adjusted for the current market spread for a similar quality mortgage. For certain non-performing loans, the estimated fair value is based upon the present value of expected future cash flows discounted at the appropriate U.S. Treasury rate adjusted for the current market spread for similar quality mortgage.

      Policy loans estimated fair value is calculated using a discounted cash flow based upon current U.S. treasury rates and historical loan repayments.

      Policyholders' account balances estimated fair value are derived using discounted projected cash flows, based on interest rates being offered for similar contracts, with maturities consistent with those remaining for the contracts being valued. For interest sensitive contracts, fair value approximates carrying value.

      The following table discloses the carrying amounts and estimated fair values of the Company's financial instruments as of December 31, 2001 and 2000 are as follows (in millions):

                                         As of December 31, 2001      As of December 31, 2000
                                        ------------------------      ------------------------
                                        Carrying       Estimated      Carrying       Estimated
                                         Amount       Fair Value       Amount       Fair Value
                                        --------      ----------      --------      ----------
Financial assets:
Other than trading:
Bonds, available for sale               $  663.6       $   663.6      $   525.9     $    525.9
Affiliated mutual funds                     51.1            51.1           81.1           81.1
Mortgage loans                               1.0             1.0             --             --
Policy loans                                92.8            92.8           86.1           86.1
Short-term investments                        --              --             --             --
Cash and cash equivalents                   53.7            53.7           68.3           68.3

Financial liabilities:
Other than trading:
Policyholders' liabilities                  61.3            61.3           62.9           62.9
Policyholders' account balances          9,078.2         9,078.2       10,434.5       10,434.5

NOTE 9 - RELATED PARTY TRANSACTIONS

      The Company is billed by The Guardian for all compensation and related employee benefits for those employees of The Guardian who are engaged in the Company's business and for the Company's use of The Guardian's centralized services and agency force. The amounts charged for these services amounted to $188.2 million in 2001, $192.8 million in 2000 and $141.0 million in 1999, and, in the opinion of management, were considered appropriate for the services rendered.

      A significant portion of the Company's separate account assets is invested in affiliated mutual funds. Each of these funds has an investment advisory agreement with the Company, except for The Baillie Gifford International Fund, The Baillie Gifford Emerging Markets Fund, The Guardian Baillie Gifford International Fund and The Guardian Baillie Gifford Emerging Markets Fund.


                                                                  --------------
SPECIAL TERMS USED IN THIS PROSPECTUS                             PROSPECTUS 113
                                                                  --------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2001

      The separate account assets invested in affiliated mutual funds as of December 31, 2001 and 2000 are as follows (in millions):

                                                                2001        2000
                                                          ----------  ----------
The Guardian Stock Fund ..............................    $  2,054.5  $  3,156.6
The Guardian VC 500 Index Fund .......................          31.2         8.3
The Guardian VC Allocation Fund ......................          19.5        10.8
The Guardian High Yield Bond Fund ....................           7.2         2.7
The Guardian Bond Fund ...............................         352.4       293.6
The Guardian Cash Fund ...............................         515.2       423.0
The Baillie Gifford International Fund ...............         234.4       465.7
The Baillie Gifford Emerging Markets Fund ............          35.3        38.7
The Guardian Small Cap Stock Fund ....................         136.6       148.9
The Guardian Park Avenue Fund ........................         350.1       499.7
The Guardian Park Avenue Small Cap Fund ..............          50.5        52.5
The Guardian Asset Allocation Fund ...................          43.1        49.7
The Guardian Baillie Gifford International Fund ......          10.6        13.8
The Guardian Baillie Gifford Emerging Markets Fund ...          10.4         8.9
The Guardian Investment Quality Bond Fund ............          33.0        14.9
The Guardian High Yield Bond Fund ....................           3.2         2.1
The Guardian Cash Management Fund ....................         276.4       181.8
                                                          ----------  ----------
                                                          $  4,163.6  $  5,371.7
                                                          ==========  ==========

      The Company maintains investments in affiliated mutual funds. These investments as of December 31, 2001 and 2000 are as follows (in millions):

                                                                2001        2000
                                                           ---------   ---------
The Guardian Park Avenue Fund ........................     $     0.1   $     0.1
The Guardian Park Avenue Small Cap Fund ..............           2.2         2.4
The Guardian Small Cap Stock Fund ....................          14.1        34.0
The Guardian Asset Allocation Fund ...................           2.5         2.8
The Guardian Baillie Gifford International Fund ......           1.7         2.1
The Guardian Baillie Gifford Emerging Markets Fund ...           1.2         1.2
The Guardian Investment Quality Bond Fund ............           1.9         1.8
The Guardian High Yield Bond Fund ....................           1.5         1.5
The Guardian Cash Management Fund ....................          25.4        35.2
                                                           ---------   ---------
                                                           $    50.6   $    81.1
                                                           =========   =========


--------------
114 PROSPECTUS                             SPECIAL TERMS USED IN THIS PROSPECTUS
--------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2001

Note 10 - Statutory Equity and Income

      Applicable insurance department regulations require that the Company prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the Delaware Department of Insurance. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefits reserves using different actuarial and interest assumptions, limiting deferred taxes, and valuing securities on a different basis.

      The following reconciles the consolidated GAAP net income of the Company to statutory net income as reported to the regulatory authorities:

                                                For the year ended December 31,
                                                          (In millions)
                                                -------------------------------
                                                   2001       2000       1999
                                                ---------    -------    -------
Consolidated GAAP net (loss) income ........... $   (28.6)   $  83.8    $  77.3
Adjustments to restate to statutory basis:
   Statutory net income of subsidiaries .......       9.6        8.9        3.3
   Change in deferred policy acquisition costs        9.6      (65.2)     (45.2)
   Change in deferred software costs ..........       8.0      (16.1)      (8.8)
   Deferred premiums ..........................      (4.7)      (0.1)       0.3
   Re-estimation of future policy benefits ....      22.3       11.1       13.1
   Reinsurance ................................      (3.8)      (4.0)      (3.8)
   Deferred federal income tax expense ........     (19.6)      23.2       11.2
   Amortization of interest maintenance reserve        --       (0.3)       0.4
   Transfer to interest maintenance reserve ...      (0.2)       1.6        2.4
   Permanent impairment of bonds ..............      (3.0)       3.0         --
   Other, net .................................       4.1        4.6        2.8
                                                ---------    -------    -------
Statutory net income (loss) ................... $    (6.3)   $  50.5    $  53.0
                                                =========    =======    =======

      The following reconciles the consolidated GAAP stockholder's equity of the Company to statutory capital and surplus as reported to the regulatory authorities:

                                                          As of December 31,
                                                            (In millions)
                                                  ------------------------------
                                                     2001       2000       1999
                                                  -------    -------    -------
Consolidated GAAP stockholder's equity .......... $ 496.1    $ 577.4    $ 500.5
Add (deduct) cumulative effect of adjustments:
   Deferred policy acquisition costs ............  (403.0)    (422.7)    (357.5)
   Deffered software costs ......................   (19.4)     (32.1)     (11.6)
   Elimination of asset valuation reserve .......    (5.2)     (21.7)     (42.7)
   Re-estimation of future policy benefits ......   (49.1)     (60.1)     (53.4)
   Establishment of deferred income tax liability   106.9      126.2      102.8
   Unrealized gains on investments ..............   (15.4)       6.5       19.8
   Separate account allowances ..................    77.3       52.7       21.7
   Other liabilities ............................    23.5       32.9       45.0
   Deferred premiums ............................     2.7        8.1        8.2
   Other, net ...................................     6.4        8.4        5.4
                                                  -------    -------    -------
Statutory capital and surplus ................... $ 220.8    $ 275.6    $ 238.2
                                                  =======    =======    =======


                                                                  --------------
SPECIAL TERMS USED IN THIS PROSPECTUS                             PROSPECTUS 115
                                                                  --------------

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Directors of
The Guardian Insurance & Annuity Company, Inc.

      In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income and comprehensive income, of changes in stockholder's equity and of cash flows present fairly, in all material respects, the financial position of The Guardian Insurance & Annuity Company, Inc. and its subsidiaries at December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP

February 20, 2002


--------------
116 PROSPECTUS                                              FINANCIAL STATEMENTS
--------------

                         The Guardian Separate Account D
                                  (Individual)

                            PART C. OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a)  The following financial statements are included in Part B:


          (1)  The Guardian Separate Account D:
               Statement of Assets and Liabilities as of December 31, 2001 Statement of Operations for the Year Ended December 31, 2001 Statements of Changes in Net Assets for the Two Years Ended December 31, 2001 and 2000
               Notes to Financial Statements
               Report of PricewaterhouseCoopers LLP, Independent Accountants

          (2)  The Guardian Insurance & Annuity Company, Inc.:
               Consolidated Balance Sheets as of December 31, 2001 and 2000 Consolidated Statements of Income and Comprehensive Income for the Three Years Ended December 31, 2001, 2000 and 1999 Consolidated Statements of Changes in Stockholder's Equity for the Three Years Ended December 31, 2001, 2000 and 1999 Consolidated Statements of Cash Flow for the Three Years Ended December 31, 2001, 2000 and 1999


               Notes to Statutory Basis Financial Statements
               Report of PricewaterhouseCoopers LLP, Independent Accountants

     (b)  Exhibits

               Number   Description
               ------   -----------
               1        Resolutions of the Board of Directors of The Guardian
                        Insurance & Annuity Company, Inc. establishing Separate
                        Account D (1)
               2        Not Applicable
               3        Underwriting and Distribution Contracts:
                        (a) Distribution and Service Agreement between The
                            Guardian Insurance & Annuity Company, Inc. and Guardian Investor Services Corporation, as
                            amended (1)
                        (b) Form of Broker-Dealer Supervisory and Service
                            Agreement (1)
               4        Specimen of Variable Annuity Contract (1)
               5        Form of Application for Variable Annuity Contract
               6        (a) Certificate of Incorporation of The Guardian
                            Insurance & Annuity Company, Inc., as amended (1)(3)
                        (b) By-laws of The Guardian Insurance & Annuity Company,
                            Inc. (1)
               7        Automatic Indemnity Reinsurance Agreement between The
                        Guardian Insurance & Annuity Company, Inc. and The
                        Guardian Life Insurance Company of America, as amended (1)

               8        Amended and Restated Agreement for Services and
                        Reimbursement Therefor, between The Guardian Life
                        Insurance Company of America and The Guardian Insurance
                        & Annuity Company, Inc. (1)
               9        Opinion and Consent of Counsel (1)


               10       Consent of PricewaterhouseCoopers LLP (4)


               11       Not Applicable
               12       Not Applicable


               13 Powers of Attorney executed by a majority of the Board of Directors and principal officers of The Guardian Insurance & Annuity Company, Inc. (2)(3)(4)


1. Incorporated by reference to the Registration Statement on Form N-4 (Reg. 33-31755), as previously filed on April 24, 1998.
2. Incorporated by reference to the Registration Statement on Form N-4 (33-31755), as previously filed on April 21, 2000. Powers of Attorney for Messrs. Sargent, Ferrara, Jones, Kane, Dutter, Futia, Hutchings and Warren.


3. Incorporated by reference to the Registration Statement on Form N-4 (Reg. No. 33-31755), as previously filed on April 27, 2001. Powers of Attorney for Messrs. de Palo and Manning.
4.    Filed herewith. Powers of Attorney for Messrs. Lenderink and Caruso.

Item 25. Directors and Officers of the Depositor

     The following is a list of directors and officers of The Guardian Insurance & Annuity Company, Inc. ("GIAC"), the depositor of the Registrant. The principal business address of each director and principal officer is 7 Hanover Square, New York, New York 10004.

Name
Positions with GIAC
-------------------

Joseph D. Sargent         Chairman, Chief Executive Officer and Director


Edward K. Kane            Executive Vice President and Director
Frank J. Jones            Executive Vice President, Chief Investment Officer
                            and Director

Bruce C. Long             Executive Vice President and Director


Armand M. dePalo          Director
Dennis J. Manning         Director


Gary B. Lenderink         Director

Joseph A. Caruso          Senior Vice President, Corporate Secretary and
                          Director


Charles G. Fisher         Vice President and Actuary
Frank L. Pepe             Vice President and Controller
Dennis P. Mosticchio      Vice President
Richard T. Potter, Jr.    Vice President and Counsel
Donald P. Sullivan, Jr.   Vice President


Peggy L. Coppola          Vice President


Earl C. Harry             Treasurer

Item 26. Persons Controlled by or under Common Control with Registrant


      The following entities at the left margin set forth the entities directly controlled by The Guardian Life Insurance Company of America ("Guardian Life"), the parent company of GIAC, the Registrant's depositor, as of March 21, 2002. Those entities which are indented under another entity are subsidiaries of that entity and, therefore, indirect subsidiaries of Guardian Life.


                                         State of                  Percent of
                                       Incorporation           Voting Securities
         Name                         or Organization                Owned
         ----                         ---------------          -----------------

The Guardian Insurance &                  Delaware                    100%
  Annuity Company, Inc.

    Guardian Investor Services LLC        Delaware                    100%

    Guardian Baillie Gifford Limited      Scotland                     51%
    Park Avenue Securities LLC            Delaware                    100%

      PAS Insurance Agency of
        Alabama, Inc.                     Alabama                     100%
      PAS Insurance Agency of
        Massachusetts, Inc.               Massachusetts               100%
      PAS Insurance Agency of
        Hawaii, Inc.                      Hawaii                      100%




Berkshire Life Insurance Company
  of America                              Massachusetts               100%

  Berkshire Equity Sales, Inc.            Massachusetts               100%

  Berkshire Life Insurance Agency, Inc.   Massachusetts               100%

  Berkshire Life Insurance Agency of
    Ohio, Inc.                            Ohio                        100%


Guardian Trust Company, FSB               Federal Savings
                                          Bank                        100%

Fiduciary Insurance Company               New York                    100%
  of America

Park Avenue Life Insurance Company        Delaware                    100%
  Family Service Life
    Insurance Company                     Texas                       100%



    Sentinel American Life
      Insurance Company                   Texas                       100%
Guardian Reinsurance Services
  Corporation                             Connecticut                 100%

Managed Dental Care, Inc.                 California                  100%

Private Healthcare Systems, Inc.          Delaware                     25% of
                                                                      Class A
                                                                    14.75% of
                                                                      Class B

First Commonwealth, Inc.                  Delaware                    100%

  First Commonwealth Limited Health       Illinois                    100%
    Services Corporation
  First Commonwealth Limited Health       Wisconsin                   100%
    Services Corporation
  First Commonwealth of Illinois, Inc.    Illinois                    100%
  First Commonwealth Reinsurance Company  Arizona                     100%
  First Commonwealth of Missouri, Inc.    Missouri                    100%
  First Commonwealth Limited Health       Michigan                    100%
    Service Corporation of Michigan
  Smileage Dental Services, Inc.          Wisconsin                   100%
  First Commonwealth Insurance Company    Illinois                    100%
  First Commonwealth Health Services
    Corporation                           Illinois                    100%

Guardian Hanover Corporation              New York                    100%

Healthsource Insurance Company            Tennessee                   100%

Managed Dental Guard, Inc.                Maryland                    100%

Managed Dental Guard, Inc.                Missouri                    100%

Managed Dental Guard, Inc.                Texas                       100%

Innovative Underwriters, Inc.             New Jersey                  100%

Dental Guard Preferred, Inc.              Washington                  100%


The Guardian Tax-Exempt Fund              Massachusetts                87.97%
The Guardian Baillie Gifford              Massachusetts                48.47%
  International Fund
The Guardian Investment Quality           Massachusetts                30.42%
  Bond Fund
Baillie Gifford Emerging Markets Fund     Maryland                     37.59%
Baillie Gifford International Fund        Maryland                     15.89%
The Guardian Park Avenue Small Cap Fund   Massachusetts                31.07%
The Guardian Baillie Gifford              Massachusetts                63.85%
  Emerging Markets Fund
The Guardian High Yield Bond Fund         Massachusetts                86.43%
The Guardian Small Cap Stock Fund         Maryland                     67.78%
The Guardian VC Asset Allocation Fund     Maryland                     56.52%
The Guardian VC 500 Index Fund            Maryland                     84.36%
The Guardian VC High Yield Bond Fund      Maryland                     77.52%
The Guardian Bond Fund                    Maryland                     14.73%
The Guardian S&P 500 Index Fund           Massachusetts                52.85%
The Guardian Park Avenue Fund             Massachusetts                12.20%


Corporate Financial Services Inc.         Pennsylvania                100%

      The following list sets forth the entities directly controlled by GIAC for the benefit of various contract holders and, thus, indirectly controlled by Guardian Life, as of December 31, 2001:

                                                                 Approximate
                                           Place of         Percentage of Voting
                                        Incorporation         Securities Owned
         Name                          or Organization             by GIAC
         ----                          ---------------       -------------------
The Guardian Cash Fund, Inc.               Maryland                 100%
The Guardian Bond Fund, Inc.               Maryland                 100%
The Guardian Variable Contract
  Funds, Inc.                              Maryland                 100%
GIAC Funds, Inc.                           Maryland                 100%

Item 27. Number of Contract owners

         Type of Contract               As of February 28, 2002
         ----------------               -----------------------

         Individual (Non-Qualified)              22,421
         Individual (Qualified)                  38,304
         Group (Qualified)                          376
                                                 ------
                 Total ..............            61,101

Item 28. Indemnification

      The By-Laws of The Guardian Insurance & Annuity Company, Inc. provide that the Company shall, to the fullest extent legally permissible under the General Corporation Law of the State of Delaware, indemnify and hold harmless officers and directors of the Corporation for certain liabilities reasonably incurred in connection with such person's capacity as an officer or director.

The Certificate of Incorporation of the Corporation includes the following provision:

      No director of the Corporation shall be personally liable to the Corporation or its stockholders for monetary damages for breach of fiduciary duty as a director except for liability (i) for any breach of the director's duty of loyalty to the Corporation or its stockholders; (ii) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of the law; (iii) under Section 164 of the Delaware General Corporation Law, or (iv) for any transaction for which the director derived an improper personal benefit.

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters


                  (a) Guardian Investor Services LLC ("GIS") is the principal underwriter of the Registrant's variable annuity contracts and it is also the principal underwriter of shares of The Guardian Bond Fund, Inc.; The Guardian Variable Contract Funds, Inc., a series fund consisting of the following four series: The Guardian Stock Fund, The Guardian VC Asset Allocation Fund, The Guardian VC High Yield Bond Fund and The Guardian VC 500 Index Fund; The Guardian Cash Fund, Inc.; The Park Avenue Portfolio, a series trust consisting of the following ten series: The Guardian Cash Management Fund, The Guardian Park Avenue Fund, The Guardian Investment Quality Bond Fund, The Guardian High Yield Bond Fund, The Guardian Tax-Exempt Fund, The Guardian Asset Allocation Fund, The Guardian S&P 500 Index Fund, The Guardian Park Avenue Small Cap Fund, The Guardian Baillie Gifford International Fund and The Guardian Baillie Gifford Emerging Markets Fund and GIAC Funds, Inc. a series fund consisting of Baillie Gifford International Fund, Baillie Gifford Emerging Markets Fund and The Guardian Small Cap Stock Fund. All of the aforementioned funds and the series trust are registered with the SEC as open-end management investment companies under the Investment Company Act of 1940, as amended ("1940 Act"). In addition, GIS is the distributor of variable annuity and variable life insurance contracts currently offered by GIAC through its separate accounts, The Guardian/Value Line Separate Account, The Guardian Separate Account A, The Guardian Separate Account B, The Guardian Separate Account C, The Guardian Separate Account D, The Guardian Separate Account E, The Guardian Separate Account F, The Guardian Separate Account K, The Guardian Separate Account M, The Guardian Separate Account N, Separate Account 1 and Separate Account 2 which are all registered as unit investment trusts under the 1940 Act.

      (b) The following is a list of directors and principal officers of GIS. The principal business address of each person is 7 Hanover Square, New York, New York 10004.

     Name                              Position(s) with GIS
     ----                              --------------------
     Bruce C. Long                     President and Director
     Armand M. dePalo                  Director




     Joseph D. Sargent                 Director
     Frank J. Jones                    Director


     Gary B. Lenderink                 Director


     Frank L. Pepe                     Senior Vice President and Controller
     Richard T. Potter, Jr.            Vice President and Counsel
     Donald P. Sullivan, Jr.           Vice President


     Joseph A. Caruso                  Senior Vice President, Corporate
                                       Secretary and Director


     Peggy L. Coppola                  Vice President
     William D. Ford                   Vice President and National Accounts
                                       Director
     Keith Roddy                       Vice President and National Sales
                                       Director


     Peter M. Quinn                    Vice President


     Earl C. Harry                     Treasurer

(c) GIS, as the principal underwriter of the Registrant's variable annuity contracts received, either directly or indirectly, the following commissions or other compensation from the Registrant during the last fiscal year.


       Net Underwriting    Compensation on
        Discounts and       Redemption or      Brokerage
         Commissions        Annuitization     Commission    Compensation
       ----------------    ---------------    ----------    ------------
              N/A                N/A              N/A            N/A

Item 30. Location of Accounts and Records

     Most of the Registrant's accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by GIAC, the depositor, at its Customer Service Office, 3900 Burgess Place, Bethlehem, Pennsylvania 18017. Documents constituting the Registrant's corporate records are also maintained by GIAC but are located at its Executive Office, 7 Hanover Square, New York, New York 10004.

Item 31. Management Services

     None.

Item 32. Undertakings

(a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payment under the variable annuity contracts may be accepted.

(b) The Registrant hereby undertakes to include, as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information.

(c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) The Depositor, GIAC, hereby undertakes and represents that the fees and charges deducted under the contract, in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GIAC.

                                   SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Guardian Separate Account D certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 26th day of April, 2002.


                                        The Guardian Separate Account D
                                          (Registrant)

                                        By: THE GUARDIAN INSURANCE & ANNUITY
                                            COMPANY, INC.
                                              (Depositor)


                                        By: /s/ Bruce C. Long
                                            --------------------------------
                                            Bruce C. Long
                                            Executive Vice President

     As required by the Securities Act of 1933, this Registration Statement has been signed by the following directors and principal officers of The Guardian Insurance & Annuity Company, Inc. in the capacities and on the date indicated.



  s/JOSEPH D. SARGENT *                      Chairman, Chief Executive
------------------------------                 Officer and Director
    Joseph D. Sargent
(Principal Executive Officer)



  s/FRANK J. JONES*                          Executive Vice President, Chief
------------------------------                  Investment Officer and Director
    Frank J. Jones
(Principal Financial Officer)


  s/FRANK L. PEPE                            Vice President and Controller
------------------------------
    Frank L. Pepe
(Principal Accounting Officer)


  s/BRUCE C. LONG                            Executive Vice President
------------------------------                 and Director
    Bruce C. Long


 s/ARMAND M. de PALO *                       Director
------------------------------
   Armand M. de Palo


 s/DENNIS J. MANNING*                        Director
------------------------------
   Dennis J. Manning


 s/EDWARD K. KANE*                           Executive Vice President
------------------------------                 and Director
   Edward K. Kane



 s/JOSEPH A. CARUSO*                         Senior Vice President, Corporate
------------------------------                 Secretary and Director
   Joseph A. Caruso


  s/GARY B. LENDERINK*
------------------------------               Director
    Gary B. Lenderink


By /s/ BRUCE C. LONG                         Date: April 26, 2002
   --------------------------------
           Bruce C. Long
     Executive Vice President
*  Pursuant to a Power of Attorney

                                  Exhibit Index

Number      Description
------      -----------



10(a)       Consent of PricewaterhouseCoopers LLP
13          Powers of Attorney